SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Intermediate-Term Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.3%
Alabama — 3.8%
Alabama State, Port Authority, Ser A, AMT, RB, AGM
5.000%, 10/01/2026	$1,000	$1,022
Black Belt, Energy Gas District, RB
4.000%, 06/01/2051 (A)	5,570	5,640
Black Belt, Energy Gas District, Ser A, RB
5.250%, 05/01/2055 (A)	4,550	4,962
Black Belt, Energy Gas District, Ser A-1, RB
4.000%, 12/01/2049 (A)	5,000	5,020
Black Belt, Energy Gas District, Ser B, RB
5.250%, 12/01/2053 (A)	290	316
5.000%, 10/01/2055 (A)	600	642
Black Belt, Energy Gas District, Ser C-1, RB
5.250%, 02/01/2053 (A)	1,895	2,011
Black Belt, Energy Gas District, Ser D, RB
5.000%, 11/01/2034	2,000	2,180
Black Belt, Energy Gas District, Ser D-1, RB
5.500%, 06/01/2049 (A)	2,500	2,670
Jefferson County, Refunding Warrants, RB
5.000%, 09/15/2029	3,400	3,538
Jefferson County, Sewer Revenue Refunding Warrants, RB
5.250%, 10/01/2040	2,000	2,245
5.250%, 10/01/2043	1,500	1,664
5.000%, 10/01/2032	2,500	2,826
5.000%, 10/01/2038	5,345	5,953
Lower Alabama, Gas District, RB
4.000%, 12/01/2050 (A)	5,000	5,016
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2028	4,800	5,029
5.000%, 09/01/2031	640	689
5.000%, 09/01/2034	2,000	2,161
Southeast Alabama, Energy Authority, Cooperative District, Ser A-1, RB
5.500%, 01/01/2053 (A)	4,920	5,313
5.500%, 11/01/2053 (A)	665	724
Southeast Alabama, Energy Authority, Cooperative District, Ser B-1, RB
5.750%, 04/01/2054 (A)	2,500	2,780
Southeast Alabama, Energy Authority, Cooperative District, Ser C, RB
5.000%, 11/01/2055 (A)	295	319
Southeast Alabama, Gas Supply District, Ser A, RB
5.000%, 08/01/2054 (A)	2,000	2,150
Troy University, Ser A, RB, BAM
5.000%, 11/01/2027	645	683

		65,553

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Alaska — 0.0%
Northern Alaska, Tobacco Securitization, Ser A, RB
4.000%, 06/01/2036	$615	$623

Arizona — 2.4%
Arizona State, Board of Regents, Ser S, RB
5.000%, 07/01/2038	5,500	6,326
Arizona State, Industrial Development Authority, American Charter Schools Foundation Project, RB
6.000%, 07/01/2037 (B)	1,635	1,693
Arizona State, Industrial Development Authority, Equitable School Project, RB
4.000%, 11/01/2036	4,570	4,687
Arizona State, Industrial Development Authority, Equitable School Revolving Fund, RB
5.000%, 11/01/2040	350	390
5.000%, 11/01/2041	925	1,025
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
7.750%, 07/01/2050 (B)(C)	3,560	107
Arizona State, Industrial Development Authority, Macombs Facility Project, Ser A-SUSTAIN, RB
4.000%, 07/01/2051	750	683
Arizona State, Industrial Development Authority, Municipal Certificates, Ser 2019-2, RB
3.625%, 05/20/2033	3,172	3,058
Chandler, Industrial Development Authority, AMT, RB
4.000%, 06/01/2049 (A)	6,800	6,875
Maricopa County, Industrial Development Authority, Banner Health Project, Ser A, RB
5.000%, 01/01/2031	2,250	2,334
Maricopa County, Industrial Development Authority, Christian Care Surprise Project, RB
5.750%, 01/01/2036 (B)	1,560	1,425
Maricopa County, Industrial Development Authority, Commercial Metals Company Project, AMT, RB
4.000%, 10/15/2047 (B)	305	276
Maricopa County, Industrial Development Authority, Honor Health Project, Ser D, RB
5.000%, 12/01/2038	550	623
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB
5.000%, 07/01/2030	500	504
5.000%, 07/01/2032	1,095	1,105

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Phoenix, Civic Improvement Authority, Junior Lien, Ser B, AMT, RB
5.000%, 07/01/2030	$2,100	$2,240
Phoenix, Industrial Development Authority, Downtown Phoenix Student Housing, ASU Project, RB
5.000%, 07/01/2029	350	365
5.000%, 07/01/2032	115	119
5.000%, 07/01/2033	355	367
Salt Verde Financial Corp, Gas Revenue, RB
5.000%, 12/01/2032	2,500	2,720
Salt Verde Finanical Corp, Gas Revenue, RB
5.250%, 12/01/2024	1,330	1,330
Tempe, Industrial Development Authority, Friendship Village Project, RB
4.000%, 12/01/2027	355	355
4.000%, 12/01/2028	365	366
4.000%, 12/01/2029	385	385
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
6.000%, 10/01/2037 (B)	1,200	894
5.500%, 10/01/2027 (B)	695	631

		40,883

Arkansas — 0.2%
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/2026	670	685
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/2026	670	685
Fort Smith, Water & Sewer Revenue, RB
5.000%, 10/01/2035	1,500	1,594

		2,964

California — 5.9%
Bay Area, Toll Authority, RB
3.160%, 04/01/2056 (A)	1,115	1,103
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Ser B, AMT, RB
5.000%, 07/01/2035	2,000	2,221
California County, Tobacco Securitization Agency, Ser A, RB
5.000%, 06/01/2025	200	201
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.000%, 12/01/2053 (A)	565	600
5.000%, 01/01/2055 (A)	2,000	2,168
5.000%, 02/01/2055 (A)	7,140	7,821

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	$7,520	$7,651
California State, Community Choice Financing Authority, Clean Energy Project, Ser D, RB
5.500%, 05/01/2054 (A)	6,350	6,791
California State, Community Choice Financing Authority, Clean Energy Project, Ser E, RB
5.000%, 02/01/2055 (A)	5,000	5,449
California State, Enterprise Development Authority, M@College Project, Ser A, RB
5.000%, 08/01/2045	370	381
California State, GO
5.250%, 08/01/2044	1,000	1,164
5.000%, 08/01/2026	2,000	2,076
5.000%, 09/01/2028	3,000	3,113
5.000%, 09/01/2029	1,500	1,554
5.000%, 09/01/2030	3,395	3,516
5.000%, 08/01/2031	940	1,072
5.000%, 11/01/2042	1,500	1,686
3.000%, 03/01/2046	2,000	1,681
California State, Housing Finance Agency, Certificates, Ser 2021-1, RB
3.500%, 11/20/2035	2,832	2,773
California State, Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, AMT, RB
8.000%, 01/01/2050 (A)(B)	1,950	2,009
California State, Infrastructure & Economic Development Bank, Equitable School Revolving Fund, RB
5.000%, 11/01/2039	410	466
5.000%, 11/01/2042	760	847
California State, Municipal Finance Authority, Caritas Project, Ser A, RB
4.000%, 08/15/2037	1,055	1,059
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
4.000%, 05/15/2034	1,170	1,214
California State, Public Finance Authority, Hoag Memorial Hospital Presbyterian, RB
4.000%, 07/15/2036	370	393
California State, Ser C, GO
5.000%, 09/01/2030	5,015	5,077
Cathedral, Redevelopment Agency, Successor Agency, TA, BAM
4.000%, 08/01/2033	750	772

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Golden State, Tobacco Securitization Project, Ser A, RB, ST APPROP
Pre-Refunded @ 100
5.000%, 06/01/2025 (D)	$3,000	$3,033
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2026 (E)	1,450	1,500
Golden State, Tobacco Securitization Project, Ser A1, RB
Pre-Refunded @ 100
5.000%, 06/01/2028 (D)	4,960	5,377
Golden State, Tobacco Securitization Project, Sub-Ser B-2, RB
0.000%, 06/01/2066 (F)	6,375	713
Inland Empire, Tobacco Securitization, Ser E, RB
0.000%, 06/01/2057 (B)(F)	68,900	5,186
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser S, AMT, RB
5.000%, 05/15/2033	535	583
Los Angeles, Department of Water & Power, Power System Project, Sub-Ser B3, RB
0.250%, 07/01/2034 (A)	10,400	10,400
Riverside County, Transportation Commission, RB
4.000%, 06/01/2038	1,000	1,027
San Francisco City & County, Redevelopment Agency Successor Agency, Transbay Infrastructure Projects, TA, AGM
5.000%, 08/01/2048	425	471
San Jose-Evergreen, Community College District, Ser C-ELECTION, GO
4.000%, 09/01/2041	2,600	2,709
Southern California, Water District, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/2025 (D)	3,000	3,040
Stockton, Successor Agency, Redevelopment Agency, Ser A, TA, AGM
5.000%, 09/01/2030	1,750	1,816
5.000%, 09/01/2031	1,815	1,882

		102,595

Colorado — 2.3%
Broomfield, Special Revenue Refunding and Improvements, Ser A, GO, AGC
5.000%, 12/01/2030	190	208
5.000%, 12/01/2031	420	463
Colorado State, Bridge & Tunnel Enterprise, Ser A, RB, AGM
5.000%, 12/01/2043	1,310	1,448

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Colorado State, Department of Transportation, COP
5.000%, 06/15/2030	$350	$360
5.000%, 06/15/2031	500	514
Colorado State, Educational & Cultural Facilities Authority, Ascent Classical Academy Project, RB
5.250%, 04/01/2039 (B)	1,000	1,049
Colorado State, Educational & Cultural Facilities Authority, Loveland Classical Schools Project, RB
5.000%, 07/01/2046 (B)	500	502
Colorado State, Health Facilities Authority, AdventHealth, RB
Pre-Refunded @ 100
5.000%, 11/19/2026 (A)(D)	235	244
Colorado State, Health Facilities Authority, Commonspirit Health Project, RB
5.250%, 11/01/2036	1,135	1,285
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A, RB
5.000%, 08/01/2034	1,500	1,602
5.000%, 08/01/2037	1,000	1,060
4.000%, 08/01/2038	500	499
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A-, RB
4.000%, 08/01/2044	2,550	2,459
Colorado State, Health Facilities Authority, Covenant Living Communities Project, RB
4.000%, 12/01/2040	205	201
Colorado State, Health Facilities Authority, Intermountain Health, Ser A, RB
5.000%, 05/15/2036	375	422
5.000%, 05/15/2037	230	257
Colorado State, Health Facilities Authority, Intermountain Health, Ser B, RB
5.000%, 05/15/2034	855	992
Colorado State, Health Facilities Authority, Sunbelt Obligated Group Project, RB
5.000%, 11/15/2036 (A)	6,425	6,658
Colorado State, Housing & Finance Authority, Ser K, RB, GNMA
3.875%, 05/01/2050	565	567
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
5.000%, 11/15/2030	1,250	1,301
Denver City & County, Airport System Revenue Authority, Ser A, RB
5.000%, 11/15/2031	1,000	1,034
Denver City & County, Airport System Revenue Authority, Ser D, AMT, RB
5.500%, 11/15/2032	280	318
5.500%, 11/15/2033	1,030	1,180

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
5.000%, 12/01/2031	$2,000	$2,107
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2029	400	410
5.000%, 12/01/2031	855	873
5.000%, 12/01/2032	1,200	1,224
5.000%, 12/01/2034	1,000	1,019
5.000%, 12/01/2035	800	813
5.000%, 12/01/2036	600	609
Park Creek, Metropolitan District, Ser A, RB, AGM
4.000%, 12/01/2032	1,000	1,032
Regional Transportation District, COP
5.000%, 06/01/2033	1,400	1,605
Regional Transportation District, Eagle P3 Project, RB
5.000%, 01/15/2029	600	638
5.000%, 07/15/2031	1,200	1,303
5.000%, 07/15/2032	1,020	1,104
University of Colorado, Enterprise Project, RB
2.000%, 06/01/2051 (A)	270	266
Vauxmont Metropolitan District, Sub-Ser, GO, AGM
5.000%, 12/15/2026	220	227
Weld County, School District No. RE-4, GO, ST AID WITHHLDG
5.000%, 12/01/2042	2,000	2,221

		40,074

Connecticut — 1.8%
Connecticut State, Health & Educational Facilities Authority, Covenant Home Project, Ser B, RB
5.000%, 12/01/2036	1,230	1,248
Connecticut State, Health & Educational Facilities Authority, Ser A-3-YALE, RB
2.950%, 07/01/2049 (A)	1,335	1,331
Connecticut State, Health & Educational Facilities Authority, Yale University, RB
1.100%, 07/01/2049 (A)	1,420	1,412
Connecticut State, Housing Finance Authority, RB, GNMA/FNMA/FHLMC
4.000%, 05/15/2047	170	171
Connecticut State, Ser A, GO
4.000%, 01/15/2036	1,105	1,146
Connecticut State, Ser C, GO
5.000%, 06/15/2026	2,460	2,543
Connecticut State, Ser E, GO
5.000%, 09/15/2029	4,000	4,324
Connecticut State, Ser F, GO
5.000%, 11/15/2038	4,460	5,140

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Connecticut State, Ser G, GO
5.000%, 11/15/2041	$1,500	$1,704
Connecticut State, Special Tax Obligation, Transportation Infrastructure, Ser A, RB
4.000%, 05/01/2036	1,300	1,358
University of Connecticut, Ser A, RB
5.000%, 05/01/2037	5,500	6,195
5.000%, 05/01/2038	4,740	5,322

		31,894

District of Columbia — 0.7%
District of Columbia, Ser A, RB
5.000%, 07/01/2041	4,000	4,451
District of Columbia, Tobacco Settlement Financing, Ser A, RB
0.000%, 06/15/2046 (F)	3,125	800
Metropolitan Washington, Airports Authority, Sub-Ser, RB
4.000%, 10/01/2035	1,000	1,013
Metropolitan Washington, Transit Authority, Ser A, RB
4.000%, 07/15/2039	3,000	3,078
Metropolitan Washington, Transit Authority, Ser S, RB
5.000%, 07/15/2040	3,250	3,624

		12,966

Florida — 5.5%
Alachua County, Health Facilities Authority, RB
5.000%, 12/01/2037 (A)	4,000	4,087
Broward County, Airport System Revenue, AMT, RB
5.000%, 10/01/2034	1,300	1,341
5.000%, 10/01/2035	2,000	2,062
Capital Projects Finance Authority, Florida University Project, Ser A-1, RB
5.000%, 10/01/2027	365	379
Central Florida, Expressway Authority, Ser D, RB, AGM
5.000%, 07/01/2035	1,500	1,681
Escambia County, Health Facilities Authority, RB
4.000%, 08/15/2045	640	602
4.000%, 08/15/2050	1,900	1,737
Florida State, Capital Trust Agency, University Bridge, Student Housing Project, RB
5.250%, 12/01/2043 (B)	3,000	3,064
Florida State, Development Finance, Brightline Project, AMT, RB
12.000%, 07/15/2032 (A)(B)	3,465	3,697
8.250%, 07/01/2057 (A)(B)	1,600	1,649
5.500%, 07/01/2053	2,075	2,165

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Florida State, Development Finance, Brightline Project, AMT, RB, AGM
5.250%, 07/01/2053	$3,625	$3,810
Florida State, Higher Educational Facilities Financial Authority, Ringling College Project, RB
5.000%, 03/01/2037	1,295	1,317
Florida State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2030	1,500	1,547
Florida State, Sunshine Skyway Bridge, Ser A, RB
4.000%, 07/01/2033	2,930	2,999
Hillsborough County, Industrial Development Authority, RB
5.000%, 11/15/2029	3,525	3,867
Hillsborough County, Solid Waste & Resource Recovery Revenue, Ser A, AMT, RB
5.000%, 09/01/2031	3,695	3,796
JEA Electric System Revenue, Ser Three, RB
5.000%, 10/01/2034	4,870	5,350
5.000%, 10/01/2035	3,000	3,287
JEA Water & Sewer System Revenue, Ser A, RB
5.000%, 10/01/2035	1,000	1,095
Lee County, Airport Revenue, AMT, RB
5.250%, 10/01/2049	2,750	2,972
Lee County, Industrial Development Authority, Shell Point, RB
4.125%, 11/15/2029	120	121
Miami-Dade County, Aviation Revenue, Ser A, AMT, RB
5.000%, 10/01/2034	5,000	5,485
5.000%, 10/01/2036	920	999
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB
5.250%, 04/01/2047	3,500	3,900
5.000%, 04/01/2030	430	433
5.000%, 04/01/2031	910	915
Miami-Dade County, Seaport Department, Ser A, AMT, RB
5.000%, 10/01/2038	440	472
Miami-Dade County, Water & Sewer System Revenue, RB
4.000%, 10/01/2034	1,750	1,827
Miami-Dade County, Water & Sewer System Revenue, Ser B, RB
5.000%, 10/01/2041	2,500	2,806
Orange County, Convention Center, RB
5.000%, 10/01/2026	755	767

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Orange County, Tourist Development Tax Revenue, Ser B, RB
5.000%, 10/01/2032	$3,270	$3,362
Osceola County, Transportation Revenue, Ser A-2, RB
0.000%, 10/01/2025 (F)	125	121
0.000%, 10/01/2026 (F)	275	257
0.000%, 10/01/2027 (F)	360	324
Palm Beach County, Health Facilities Authority, Retirement Life Community Project, RB
5.000%, 11/15/2032	5,850	6,004
Port Saint Lucie, Utility System Revenue, RB
5.000%, 09/01/2029	1,500	1,555
Saint Johns County, Industrial Development Authority, Vicars Landing Project, RB
4.000%, 12/15/2046	305	253
Seminole County, Industrial Development Authority, Legacy Pointe at UCF Project, RB
5.250%, 11/15/2039	3,660	3,685
South Miami, Health Facilities Authority, Baptist Health South Florida, RB
5.000%, 08/15/2031	3,000	3,135
St. Johns County, School Board, Ser A, COP, AGM
5.000%, 07/01/2041	1,600	1,775
Tampa, Cigarette Tax Allocation, Ser A, RB
0.000%, 09/01/2036 (F)	305	191
The Villages, Community Development District No. 13, Wildwood, SAB
3.000%, 05/01/2029	945	920
1.800%, 05/01/2026	220	215
The Villages, Community Development District No. 14, Leesburg, SAB
5.125%, 05/01/2037	1,180	1,244
4.750%, 05/01/2032	190	199
The Villages, Community Development District No. 15, Wildwood, SAB
4.200%, 05/01/2039 (B)	1,000	1,005
Volusia County, Educational Facility Authority, Embry-Riddle Aeronautical University Project, RB
5.000%, 10/15/2026	755	779
4.000%, 10/15/2035	270	276
Wildwood, Utility Dependent District, South Sumter Utility Project, RB, BAM
5.000%, 10/01/2035	550	606

		96,135

Georgia — 2.6%
Appling County, Development Authority, Oglethorpe Power, Hatch Project, RB
1.500%, 01/01/2038 (A)	300	298

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Atlanta, Department of Aviation, Ser B, AMT, RB
5.000%, 07/01/2035	$1,500	$1,636
5.000%, 07/01/2036	1,000	1,087
Atlanta, Water & Wastewater Revenue Authority, RB
Pre-Refunded @ 100
5.000%, 05/01/2025 (D)	5,010	5,052
Atlanta, Water & Wastewater Revenue Authority, Sub-Ser, RB, BAM
5.000%, 11/01/2032	7,850	9,036
Bartow County, Development Authority, RB
3.950%, 12/01/2032 (A)	930	956
Burke County, Development Authority, Oglethorpe Power, Hatch Project, RB
1.500%, 01/01/2040 (A)	785	780
Fulton County, Development Authority, RB
5.000%, 04/01/2033	1,000	1,036
Gainesville & Hall County, Hospital Authority, RB
3.000%, 02/15/2051	1,200	944
George L Smith II, Georgia World Congress Center Authority, Convention Center Hotel, RB
5.000%, 01/01/2036 (B)	710	720
4.000%, 01/01/2054	1,000	932
Georgia State, Housing & Finance Authority, Single Family Mortgage, Ser A, RB
5.000%, 12/01/2042	210	227
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 05/01/2054 (A)	880	951
Georgia State, Main Street Natural Gas, Ser A1, RB
5.500%, 09/15/2028	1,915	2,043
Georgia State, Main Street Natural Gas, Ser B, RB
5.000%, 07/01/2053 (A)	1,705	1,819
4.000%, 08/01/2049 (A)	1,000	1,000
Georgia State, Main Street Natural Gas, Ser C, RB
5.000%, 09/01/2053 (A)	1,665	1,784
5.000%, 12/01/2054 (A)	1,000	1,072
4.000%, 03/01/2050 (A)	6,640	6,697
Georgia State, Main Street Natural Gas, Ser E-1, RB
5.000%, 12/01/2053 (A)	1,225	1,320
Georgia State, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project, RB
5.000%, 01/01/2035	1,500	1,583
Georgia State, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project, RB, AGM
4.000%, 01/01/2046	500	501

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia State, Municipal Electric Authority, Project One Subordinated, Sub-Ser, RB
5.000%, 01/01/2036	$2,955	$3,341
Main Street Natural Gas, Ser D, RB
5.000%, 04/01/2054 (A)	90	97
Monroe County, Development Authority, Georgie Power Company Project, Plant Scherer, RB
3.875%, 10/01/2048 (A)	260	262
1.000%, 07/01/2049 (A)	730	685

		45,859

Guam — 0.3%
Guam, Power Authority, Ser A, RB
5.000%, 10/01/2032	2,000	2,214
5.000%, 10/01/2033	2,205	2,446

		4,660

Hawaii — 0.3%
Hawaii State, Airports System Revenue, Ser A, AMT, RB
5.000%, 07/01/2032	3,000	3,135
Honolulu Hawaii City & County, Ser A, GO
5.250%, 07/01/2040	500	579
5.250%, 07/01/2043	575	657
5.000%, 07/01/2041	250	283

		4,654

Idaho — 0.2%
Idaho State, Housing & Finance Association, Single Family Mortgage, Ser C, RB, GNMA/FNMA/FHLMC
5.750%, 01/01/2053	2,450	2,666

Illinois — 9.5%
Champaign County, Community Unit School District No. 4 Champaign, Ser A, GO
0.000%, 01/01/2025 (F)	325	324
Chicago, Board of Education, Dedicated Capital Improvement, RB
5.250%, 04/01/2035	380	421
5.250%, 04/01/2036	645	712
5.000%, 04/01/2033	500	511
5.000%, 04/01/2034	620	633
5.000%, 04/01/2036	445	453
Chicago, Board of Education, Ser A, GO
5.000%, 12/01/2032	1,435	1,495
4.000%, 12/01/2047	530	451
Chicago, Board of Education, Ser B, GO
5.000%, 12/01/2027	650	670
5.000%, 12/01/2028	100	104
Chicago, Board of Education, Ser D, GO
5.000%, 12/01/2046	640	640

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, Midway International Airport, Senior Lien Airport Revenue Refunding Bonds, Ser C, AMT, RB
5.000%, 01/01/2040	$2,000	$2,128
5.000%, 01/01/2041	500	530
Chicago, O'Hare International Airport, AMT, RB
5.000%, 01/01/2036	1,040	1,107
Chicago, O'Hare International Airport, RB, AGM
5.000%, 01/01/2038	1,890	2,085
Chicago, O'Hare International Airport, RB, BAM
5.000%, 01/01/2035	1,515	1,719
5.000%, 01/01/2037	1,130	1,270
Chicago, O'Hare International Airport, Ser A, AMT, RB
5.000%, 01/01/2036	1,290	1,340
5.000%, 07/01/2038	1,500	1,533
Chicago, O'Hare International Airport, Ser B, RB
5.000%, 01/01/2030	4,000	4,005
5.000%, 01/01/2033	7,130	7,193
5.000%, 01/01/2035	3,500	3,544
Chicago, Ser A, GO
5.500%, 01/01/2035	3,020	3,198
5.250%, 01/01/2045	2,750	2,869
5.000%, 01/01/2044	2,000	2,059
4.000%, 01/01/2036	5,550	5,559
Chicago, Ser C, GO
5.000%, 01/01/2026	1,130	1,148
Chicago, Transit Authority, RB
5.000%, 12/01/2046	1,500	1,527
Chicago, Transit Authority, Ser A, RB
5.000%, 12/01/2045	550	577
Chicago, Wastewater Transmission Revenue, RB, BAM
5.000%, 01/01/2041	305	339
5.000%, 01/01/2042	1,750	1,935
Chicago, Wastewater Transmission Revenue, Ser C-REMK-10/, RB
5.000%, 01/01/2032	2,120	2,124
Chicago, Waterworks Revenue, RB
5.000%, 11/01/2026	1,820	1,890
Chicago, Waterworks Revenue, Ser 2017-2, RB, AGM
5.000%, 11/01/2035	5,000	5,205
Chicago, Waterworks Revenue, Ser A, RB
5.000%, 11/01/2039	2,750	3,095
Chicago, Waterworks Revenue, Ser B, RB, AGM
5.000%, 11/01/2037	470	520
5.000%, 11/01/2038	1,150	1,269

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Cook County, Community College District No. 508, GO, BAM
5.000%, 12/01/2038	$100	$110
5.000%, 12/01/2039	800	872
Cook County, Ser A, GO
5.000%, 11/15/2033	450	497
Cook County, Tax Revenue Authority, RB
5.000%, 11/15/2035	4,000	4,216
Cook County, Tax Revenue Authority, Ser A, RB
5.000%, 11/15/2031	60	67
Illinois State, Finance Authority, Chicago International Charter School Project, RB
5.000%, 12/01/2037	1,500	1,533
Illinois State, Finance Authority, Health Care System Project, Ser A, RB
5.000%, 11/15/2029	1,885	1,911
Illinois State, Finance Authority, Northshore - Edward-Elhmhurst Health Credit Group, Ser A, RB
5.000%, 08/15/2047	2,000	2,139
Illinois State, Finance Authority, RB
Pre-Refunded @ 100
4.000%, 02/15/2027 (D)	65	66
Illinois State, Finance Authority, RB
4.000%, 02/15/2041	2,080	2,071
Illinois State, Finance Authority, University Medical Center Project, Ser B, RB
5.000%, 11/15/2034	2,000	2,011
Illinois State, Finance Authority, University of Chicago Project, Ser A, RB
5.250%, 04/01/2045	1,550	1,742
Illinois State, Finance Authority, University of Illinois Chicago Project, RB
5.000%, 02/15/2026	500	505
5.000%, 02/15/2027	200	205
5.000%, 02/15/2029	400	412
5.000%, 02/15/2031	365	374
Illinois State, GO
5.500%, 05/01/2030	3,750	4,038
5.250%, 02/01/2030	1,875	1,879
5.250%, 02/01/2032	935	937
5.000%, 11/01/2036	2,970	3,039
Illinois State, Housing Development Authority, Homeowner Mortgage, Ser C, RB
3.500%, 08/01/2046	385	380
Illinois State, Housing Development Authority, Ser D, RB, GNMA/FNMA/FHLMC
5.500%, 10/01/2053	1,335	1,437
Illinois State, Housing Development Authority, Ser E, RB, GNMA/FNMA/FHLMC
5.250%, 10/01/2052	3,000	3,151

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Housing Development Authority, Ser H, RB, FNMA/GNMA/FHLMC
5.750%, 10/01/2053	$385	$413
Illinois State, Housing Development Authority, Ser K, RB, FNMA/GNMA/FHLMC
5.250%, 10/01/2043	1,200	1,269
4.950%, 10/01/2038	1,100	1,159
Illinois State, Municipal Electric Agency, Ser A, RB
5.000%, 02/01/2032	5,000	5,040
4.000%, 02/01/2035	3,000	3,001
Illinois State, Rebuild Illinois Program, Ser B, GO
4.000%, 11/01/2035	2,800	2,817
Illinois State, Regional Transportation Authority, RB, NATL
6.500%, 07/01/2030	1,500	1,700
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
6.000%, 07/01/2031	1,000	1,137
Illinois State, Ser A, GO
5.500%, 03/01/2042	670	741
Illinois State, Ser B, GO
5.000%, 10/01/2030	2,500	2,652
5.000%, 03/01/2031	2,000	2,202
4.000%, 10/01/2035	4,020	4,049
Illinois State, Ser C, GO
5.000%, 12/01/2042	2,850	3,095
4.000%, 10/01/2037	215	215
4.000%, 10/01/2048	4,265	4,020
Illinois State, Ser D, GO
5.000%, 11/01/2025	1,585	1,611
5.000%, 11/01/2028	1,000	1,047
Illinois State, Sports Facilities Authority, RB, BAM
5.000%, 06/15/2029	1,500	1,609
Illinois State, Toll Highway Authority, Ser A, RB
5.250%, 01/01/2043	3,090	3,478
5.250%, 01/01/2045	1,910	2,139
5.000%, 01/01/2038	340	390
Kane County, School District No. 131 Aurora East Side, Ser B, GO, AGM
5.000%, 12/01/2026	815	847
Kendall Kane & Will Counties, School District No. 308, Ser A, GO, AGM
5.000%, 02/01/2027	1,055	1,100
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
5.000%, 12/15/2031	250	262
5.000%, 12/15/2032	255	267
5.000%, 12/15/2033	300	314
5.000%, 12/15/2034	400	418
4.000%, 12/15/2042	1,895	1,881

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Railsplitter, Tobacco Settlement Authority, RB
Pre-Refunded @ 100
5.000%, 06/01/2026 (D)	$2,500	$2,574
Sales Tax Securitization, RB
5.000%, 01/01/2034	2,500	2,821
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2026	360	368
5.000%, 01/01/2028	380	403
5.000%, 01/01/2033	4,465	5,050
5.000%, 01/01/2036	3,750	4,045
5.000%, 01/01/2037	1,000	1,044
Sales Tax Securitization, Ser A, RB, BAM
5.000%, 01/01/2037	200	214
Sales Tax Securitization, Ser C, RB
5.000%, 01/01/2037	635	688

		165,854

Indiana — 1.7%
Danville, Multi-School Building, RB, ST INTERCEPT
5.000%, 01/15/2031	500	556
5.000%, 07/15/2031	500	560
5.000%, 01/15/2032	800	898
5.000%, 07/15/2032	500	565
5.000%, 01/15/2033	500	566
5.000%, 07/15/2033	555	632
Indiana State, Finance Authority, CHF - Tippecanoe, LLC, Student Housing Project, RB
5.000%, 06/01/2038	200	213
Indiana State, Finance Authority, Stadium Project, Ser A, RB
5.250%, 02/01/2035	2,000	2,019
Indiana State, Finance Authority, Wastewater Utility Revenue, CWA Authority Project, Ser S, RB
5.000%, 10/01/2032	4,025	4,552
4.000%, 10/01/2035	2,725	2,838
4.000%, 10/01/2036	1,485	1,538
Indiana State, Finance Authority, Water Utility Revenue, Citizens Energy Group Project, RB
5.000%, 10/01/2035	2,585	2,947
Indiana State, Housing & Community Development Authority, Ser B-1, RB, GNMA
3.250%, 07/01/2049	245	243
Indianapolis, Local Public Improvement Bond Bank, Indiana Convention Center Hotel, RB
5.500%, 03/01/2038	1,400	1,526

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Indianapolis, Local Public Improvement Bond Bank, Ser A, RB
5.000%, 06/01/2027	$4,325	$4,544
Northwest, Allen School Building, RB, ST INTERCEPT
5.000%, 07/15/2037	460	520
5.000%, 07/15/2041	400	442
Richmond, Hospital Authority, Reid Hospital Project, RB
5.000%, 01/01/2035	3,400	3,402
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
4.400%, 11/01/2045 (A)	1,000	1,028

		29,589

Iowa — 0.4%
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB
Pre-Refunded @ 100
5.000%, 12/01/2032 (D)	2,515	2,904
Iowa State, Finance Authority, Ser A, RB, GNMA/FNMA/FHLMC
5.250%, 07/01/2053	975	1,023
Iowa State, Student Loan Liquidity Corporation, Ser B, AMT, RB
5.000%, 12/01/2032	1,130	1,216
Iowa State, Tobacco Settlement Authority, Ser A-2, RB
4.000%, 06/01/2035	500	511
Iowa State, Tobacco Settlement Authority, Sub-Ser B-1, RB
4.000%, 06/01/2049	65	65
PEFA, Gas Project Revenue, RB
5.000%, 09/01/2049 (A)	1,000	1,025

		6,744

Kansas — 0.0%
Wyandotte County, Kansas City Sales Tax, Vacation Village Project, RB
5.000%, 09/01/2027	480	474

Kentucky — 0.6%
Kentucky State, Public Energy Authority, Ser A-1, RB
5.250%, 04/01/2054 (A)	2,250	2,444
4.000%, 08/01/2052 (A)	2,945	3,000
Kentucky State, Public Energy Authority, Ser B, RB
5.000%, 01/01/2055 (A)	2,750	2,958

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Louisville & Jefferson County, Metropolitan Government & Health System, RB
5.000%, 10/01/2047 (A)	$1,175	$1,212

		9,614

Louisiana — 1.0%
Louisiana State, Gasoline & Fuels Tax Revenue, Ser A, RB
3.748%, 05/01/2043 (A)	385	384
Louisiana State, Public Facilities Authority, Department of Public Safety Crime Lab Project, RB, AGC
5.000%, 08/01/2031	400	449
5.000%, 08/01/2032	165	187
Louisiana State, Public Facilities Authority, Lincoln Preparatory School Project, Ser A, RB
6.125%, 06/01/2037 (B)	400	413
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB
5.000%, 12/15/2030	3,000	3,116
New Orleans, Aviation Board, AMT, RB
5.000%, 01/01/2034	2,250	2,464
5.000%, 01/01/2036	1,695	1,843
New Orleans, Aviation Board, Consolidated Rental Car Facility Project, RB, AGM
5.000%, 01/01/2031	1,260	1,335
5.000%, 10/01/2036	1,550	1,632
New Orleans, Aviation Board, General North Terminal Project, Ser B, AMT, RB, AGM
5.000%, 01/01/2032	2,100	2,103
5.000%, 01/01/2033	2,100	2,102
New Orleans, Regional Transit Authority, Ser A, RB, AGM
5.000%, 01/01/2027	515	537
St. John the Baptist Parish, Marathon Oil Project, RB
2.200%, 06/01/2037 (A)	1,000	981
St. John the Baptist Parish, Marathon Oil Project, Sub-Ser, RB
2.375%, 06/01/2037 (A)	590	580

		18,126

Maine — 0.0%
Maine State, Health & Higher Educational Facilities Authority, Ser A, RB, AGM
4.000%, 07/01/2035	195	200
4.000%, 07/01/2037	265	270

		470

Maryland — 1.4%
Maryland State, Community Development Administration, Ser C, RB
3.500%, 03/01/2050	320	318

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maryland State, Community Development Administration, Ser C, RB, GNMA/FNMA/FHLMC
4.375%, 09/01/2043	$710	$719
Maryland State, Department of Transportation, AMT, RB, AGC
5.000%, 08/01/2031	1,000	1,088
Maryland State, Department of Transportation, RB
4.000%, 10/01/2032	1,500	1,526
Maryland State, Health & Higher Educational Facilities Authority, Adventist HealthCare, RB
5.500%, 01/01/2036	2,000	2,055
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical System, Ser B, RB
5.000%, 07/01/2032	5,000	5,215
Maryland State, Stadium Authority, RB
5.000%, 06/01/2036	2,670	3,082
Maryland State, Transportation Authority, Transportation Facilities Project, Ser S, RB
5.000%, 07/01/2034	3,065	3,592
Prince George's County, Episcopal Life Project, RB
5.000%, 04/01/2031	2,000	2,016
Prince George's County, Ser A, GO
5.000%, 08/01/2042	4,000	4,559

		24,170

Massachusetts — 1.9%
Massachusetts State, Development Finance Agency, Caregroup, Ser H, RB
5.000%, 07/01/2025	415	419
Massachusetts State, Development Finance Agency, Childrens Hospital, RB, TD BANK N.A.
0.600%, 03/01/2048 (A)(G)	1,200	1,200
Massachusetts State, Development Finance Agency, Milford Regional Medical Center Project, Ser S, RB
5.000%, 07/15/2025 (B)	120	121
Massachusetts State, Development Finance Agency, Northeastern University, RB
5.000%, 10/01/2028	300	325
5.000%, 10/01/2029	250	276
Massachusetts State, Development Finance Agency, Partners Health Care System, RB
3.460%, 07/01/2049 (A)(B)	550	548

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Partners Healthcare System, RB
5.000%, 07/01/2030	$2,000	$2,123
Massachusetts State, Development Finance Agency, Suffolk University Project, RB
5.000%, 07/01/2035	150	152
Massachusetts State, Development Finance Agency, UMass Student Housing Project, RB
5.000%, 10/01/2027	2,965	3,022
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 01/01/2025	1,000	1,001
5.000%, 07/01/2030	1,125	1,189
5.000%, 07/01/2031	1,500	1,609
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2027	915	947
5.000%, 07/01/2028	1,750	1,833
5.000%, 07/01/2029	1,925	2,019
Massachusetts State, Port Authority, Bosfuel Project, Ser A, AMT, RB
5.000%, 07/01/2030	1,330	1,417
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2029	1,855	1,928
Massachusetts State, Port Authority, Ser A, RB
5.000%, 07/01/2031	1,250	1,263
Massachusetts State, Ser A, GO
5.000%, 01/01/2037	2,500	2,688
Massachusetts State, Ser D, GO
4.000%, 05/01/2034	6,500	6,680
Massachusetts State, Transportation Trust Fund, Metropolitan Highway System Revenue, Ser A, RB
5.000%, 01/01/2034	1,500	1,620

		32,380

Michigan — 2.0%
Detroit, Downtown Development Authority, Catalyst Development Project, TA
5.000%, 07/01/2040	2,000	2,203
5.000%, 07/01/2048	825	875
Detroit, Regional Convention Facility Authority, Ser C, RB
5.000%, 10/01/2036	1,355	1,521
5.000%, 10/01/2037	215	241
Gerald R Ford International Airport Authority, AMT, RB
5.000%, 01/01/2040	1,245	1,368
Great Lakes, Water Authority, Sewage Disposal System, RB
5.000%, 07/01/2038	1,750	1,998

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Great Lakes, Water Authority, Water Supply System, Ser A, RB
5.000%, 07/01/2037	$430	$493
Great Lakes, Water Authority, Water Supply System, Ser C, RB
5.000%, 07/01/2031	3,665	3,780
Imlay, Community Schools, Ser I, GO, Q-SBLF
5.000%, 05/01/2029	420	462
Michigan State, Finance Authority, Beaumont-Spectrum Consolidation, RB
5.000%, 04/15/2033	3,610	4,045
Michigan State, Finance Authority, Hospital Trinity Health Credit, RB
5.000%, 12/01/2034	2,000	2,092
Michigan State, Finance Authority, McLaren Health Care, RB
0.750%, 10/15/2025	235	230
Michigan State, Finance Authority, RB
5.250%, 02/28/2041	450	498
5.250%, 02/28/2042	2,200	2,423
5.250%, 02/28/2043	800	878
4.125%, 02/29/2044	600	601
Michigan State, Hospital Finance Authority, Ascension Health Care Project, Ser Senior CR, RB
5.000%, 11/15/2047	345	363
Michigan State, Housing Development Authority, Ser B, RB
5.750%, 06/01/2054	2,075	2,223
3.750%, 06/01/2050	135	135
Michigan State, Housing Development Authority, Ser D, RB
3.400%, 06/01/2030	640	638
Michigan State, Strategic Fund, I-75 Improvement Project, AMT, RB
5.000%, 12/31/2031	3,500	3,652
Michigan State, Strategic Fund, Various Consumer Energy Companies, AMT, RB
3.350%, 10/01/2049 (A)	345	345
University of Michigan, Ser D1, RB
3.100%, 12/01/2024 (A)	1,000	1,000
Wayne County, Airport Authority, Ser D, RB
5.000%, 12/01/2030	1,300	1,320
5.000%, 12/01/2031	1,800	1,827

		35,211

Minnesota — 1.7%
Apple Valley, Senior Living Project, RB
5.500%, 01/01/2029	1,320	1,321
5.500%, 01/01/2031	1,085	1,085
5.250%, 01/01/2037	475	354

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Cass Lake-Bena, Independent School District No. 115, Ser A, GO, SD CRED PROG
4.000%, 02/01/2040	$2,395	$2,448
4.000%, 02/01/2041	1,910	1,945
Duluth, Independent School District No. 709, Ser A, COP, SD CRED PROG
5.000%, 02/01/2025	500	501
Hennepin County, Ser A, GO
5.000%, 12/01/2044	4,000	4,567
Minneapolis & St. Paul, Metropolitan Airports Commission, Ser C, RB
5.000%, 01/01/2029	300	313
5.000%, 01/01/2031	300	312
Minneapolis & St. Paul, Metropolitan Airports Commission, Sub-Ser B, AMT, RB
4.000%, 01/01/2038	915	915
Minneapolis & St. Paul, Metropolitan Airports Commission, Sub-Ser, AMT, RB
5.000%, 01/01/2036	3,355	3,667
Minneapolis, Fairview Health Services, Ser A, RB
5.000%, 11/15/2035	2,845	2,963
Minnesota Agricultural & Economic Development Board, RB
5.000%, 01/01/2037	1,530	1,743
Minnesota State, Higher Education Facilities Authority, St. Olaf College, RB
3.000%, 10/01/2038	250	228
3.000%, 10/01/2041	1,000	887
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2027	600	602
Minnesota State, Ser A, GO
5.000%, 08/01/2034	5,000	5,945

		29,796

Mississippi — 0.1%
Mississippi State, Ser A, RB
5.000%, 10/15/2029	300	320
5.000%, 10/15/2030	850	906
Mississippi State, Ser E, RB
5.000%, 10/15/2029	1,000	1,014

		2,240

Missouri — 0.6%
Bi-State, Development Agency of the Missouri-Illinois Metropolitan District, RB
4.000%, 10/01/2036	995	1,019
Missouri State, Health & Educational Facilities Authority, CoxHealth, Ser A, RB
5.000%, 11/15/2034	3,000	3,032

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Missouri State, Health & Educational Facilities Authority, Mercy Health, RB
4.000%, 06/01/2053	$2,000	$1,936
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB
5.000%, 06/01/2032	720	810
Missouri State, Housing Development Commission, RB, GNMA/FNMA/FHLMC
3.875%, 05/01/2050	540	541
St Louis, Industrial Development Authority, Confluence Academy Project, RB
5.500%, 06/15/2042 (B)	2,350	2,303

		9,641

Nebraska — 0.9%
Central Plains, Energy Project, Ser A, RB
5.000%, 09/01/2036	4,860	5,333
5.000%, 09/01/2042	730	821
5.000%, 05/01/2054 (A)	1,020	1,085
Nebraska State, Investment Finance Authority, Ser G, RB, GNMA/FNMA/FHLMC
5.150%, 09/01/2043	1,100	1,160
4.950%, 09/01/2038	550	588
Omaha, Airport Authority, AMT, RB, AGC
5.000%, 12/15/2032	1,335	1,462
5.000%, 12/15/2033	2,050	2,259
5.000%, 12/15/2034	1,000	1,107
Omaha, Public Power District, Ser A, RB
5.000%, 02/01/2041	1,700	1,879
Washington County, Waste Water Authority, AMT, RB
0.900%, 09/01/2030 (A)	700	687

		16,381

Nevada — 0.3%
Clark County, School District, Ser A, GO
5.000%, 06/15/2039	2,115	2,344
Las Vegas, Ser B, GO
5.000%, 06/01/2038	2,000	2,288
Reno, Sales Tax Revenue, First Lien, RB
5.000%, 06/01/2037	590	623
Reno, Sales Tax Revenue, Second Lien, RB, AGM
5.000%, 06/01/2033	400	425

		5,680

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Hampshire — 0.1%
New Hampshire State, National Finance Authority, Springpoints Senior Living Project, RB
4.000%, 01/01/2029	$300	$299
4.000%, 01/01/2030	285	283
4.000%, 01/01/2031	290	288

		870

New Jersey — 3.3%
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2031	1,000	1,069
4.000%, 06/01/2032	3,070	3,291
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
5.625%, 11/15/2030	1,160	1,165
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	995	1,043
New Jersey State, Educational Facilities Authority, Montclair State University, RB, AGM
5.000%, 07/01/2037	810	938
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
5.000%, 07/01/2036	2,250	2,334
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
5.000%, 07/01/2033	2,590	2,791
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT, RB
5.000%, 12/01/2030	1,400	1,498
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2028	1,450	1,535
New Jersey State, Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2035	10,000	10,435
New Jersey State, Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, RB
5.000%, 06/15/2028	2,000	2,056
5.000%, 06/15/2029	3,500	3,597
New Jersey State, Transportation Trust Fund Authority, RB
5.250%, 06/15/2039	2,500	2,826
5.000%, 06/15/2038	2,000	2,230

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
5.000%, 06/15/2038	$1,250	$1,403
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
5.000%, 06/15/2038	3,000	3,385
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
5.000%, 06/15/2032	1,250	1,340
New Jersey State, Turnpike Authority, Ser A, RB
5.000%, 01/01/2033	2,230	2,316
New Jersey State, Turnpike Authority, Ser C, RB
5.000%, 01/01/2042	1,015	1,139
New Jersey, Transportation Trust Fund Authority, Ser A, RB
5.250%, 06/15/2039	3,000	3,473
5.000%, 06/15/2032	2,305	2,619
New Jersey, Transportation Trust Fund Authority, Ser AA, RB
5.250%, 06/15/2041	2,000	2,294
Newark, Board of Education, GO, BAM
5.000%, 07/15/2026	525	541
South Jersey Port, Marine Terminal, Sub-Ser B, AMT, RB
5.000%, 01/01/2032	900	940
5.000%, 01/01/2033	425	442
5.000%, 01/01/2034	570	591
5.000%, 01/01/2036	570	590

		57,881

New Mexico — 0.0%
Santa Fe, Retirement Facilities Revenue, El Castillo Retirement Project, RB
5.000%, 05/15/2034	650	675

New York — 7.5%
Build NYC Resource, Kipp Public School, Canal West Project, RB
5.000%, 07/01/2029	450	480
5.000%, 07/01/2031	525	569
Long Island, Power Authority, Ser A, RB
4.000%, 09/01/2037	1,980	2,051
Long Island, Power Authority, Ser B, RB
0.850%, 09/01/2050 (A)	1,500	1,464
Metropolitan New York, Transportation Authority, Ser A-2, RB
5.000%, 11/15/2045 (A)	500	542
Metropolitan New York, Transportation Authority, Ser C-1, RB
5.000%, 11/15/2031	4,000	4,229
4.000%, 11/15/2032	1,500	1,524

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Metropolitan New York, Transportation Authority, Ser D-1, RB
5.000%, 11/15/2029	$1,000	$1,016
Metropolitan New York, Transportation Authority, Ser E, RB
5.000%, 11/15/2032	2,190	2,402
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2028	1,325	1,402
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
5.000%, 07/01/2029	1,000	1,001
New York & New Jersey, Port Authority, AMT, RB
5.000%, 09/01/2035	5,000	5,275
5.000%, 01/15/2036	1,000	1,102
5.000%, 08/01/2039	605	655
New York & New Jersey, Port Authority, Ser 246, AMT, RB
5.000%, 09/01/2030	2,000	2,176
New York City, Housing Development Authority, RB, FHA
4.600%, 08/01/2048	1,090	1,113
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
3.000%, 01/01/2033	330	323
3.000%, 01/01/2034	740	710
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2028	110	117
5.000%, 03/01/2030	100	110
New York City, Ser A, GO
5.000%, 08/01/2035	1,000	1,162
5.000%, 08/01/2036	200	232
New York City, Ser A-1, GO
5.000%, 08/01/2026	465	482
4.000%, 08/01/2037	4,000	4,134
New York City, Ser C, GO
4.000%, 08/01/2036	2,750	2,841
New York City, Ser F-1, GO
4.000%, 03/01/2038	1,695	1,742
New York City, Sub-Ser B, GO
5.250%, 10/01/2041	6,240	7,043
5.000%, 10/01/2033	280	322
New York City, Sub-Ser C-SUB, GO
5.000%, 09/01/2038	2,000	2,298
New York City, Transitional Finance Authority, Building Aid Revenue, Sub-Ser S1A, RB, ST AID WITHHLDG
5.000%, 07/15/2035	1,650	1,790

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser B-1, RB
4.000%, 11/01/2043	$1,350	$1,352
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser D-S, RB
4.000%, 11/01/2035	185	193
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser F-1, RB
4.000%, 02/01/2038	410	425
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
5.000%, 05/01/2038	1,040	1,186
5.000%, 05/01/2041	1,000	1,133
New York City, Transitional Finance Authority, Sub-Ser D, RB
5.500%, 05/01/2052	2,000	2,293
New York City, Transitional Finance Authority, Sub-Ser D-1, RB
5.000%, 11/01/2041	3,000	3,401
New York City, Transitional Finance Authority, Sub-Ser F-1, RB
5.000%, 02/01/2038	270	309
New York City, Water & Sewer System, Finance Authority, Sub-Ser, RB
3.000%, 06/15/2040	1,800	1,633
New York State, Dormitory Authority, Pace University, Ser A, RB
5.250%, 05/01/2043	560	615
New York State, Dormitory Authority, Prefunded School Districts, RB, AGM
Pre-Refunded @ 100
5.000%, 10/01/2028 (D)	5	5
New York State, Dormitory Authority, RB
Pre-Refunded @ 100
4.000%, 03/15/2032 (D)	5	5
New York State, Dormitory Authority, RB
4.000%, 03/15/2038	4,840	5,001
New York State, Dormitory Authority, RB, AGC
5.250%, 10/01/2040	1,000	1,138
New York State, Dormitory Authority, Ser 2015B-B, RB
5.000%, 03/15/2032	2,500	2,531
5.000%, 03/15/2033	2,500	2,530
New York State, Dormitory Authority, Ser A, RB
5.000%, 03/15/2041	1,000	1,126
New York State, Dormitory Authority, Ser E, RB
3.000%, 03/15/2041	1,500	1,368

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Liberty Development Authority, 1 World Trade Center Project, Ser 1WTC, RB
2.750%, 02/15/2044	$610	$485
New York State, Liberty Development Authority, 4 World Trade Center Project, RB
2.875%, 11/15/2046	1,170	906
1.200%, 11/15/2028	1,355	1,206
New York State, Mortgage Agency, Ser 189, AMT, RB
3.250%, 04/01/2025	1,000	999
New York State, Thruway Authority, Ser A-1-GROUP, RB
4.000%, 03/15/2036	2,895	3,003
3.000%, 03/15/2049	5,000	4,077
New York State, Transportation Development Corporation, Delta Air Lines Inc, AMT, RB
5.000%, 01/01/2034	4,000	4,121
5.000%, 10/01/2040	2,625	2,729
New York State, Transportation Development Corporation, Delta Air Lines Inc, LaGuardia Airport Terminals C&D Redevelopment Project, AMT, RB
4.000%, 10/01/2030	4,550	4,564
New York State, Transportation Development Corporation, JFK International Airport Project, AMT, RB
5.500%, 06/30/2039	1,000	1,098
5.500%, 06/30/2041	850	927
5.375%, 06/30/2060	1,250	1,307
5.250%, 06/30/2043	2,500	2,691
5.000%, 12/01/2024	125	125
5.000%, 12/01/2025	115	117
5.000%, 12/01/2036	4,000	4,290
5.000%, 12/01/2037	3,000	3,205
New York State, Transportation Development Corporation, JFK International Airport Project, AMT, RB, AGM
5.500%, 06/30/2043	1,200	1,307
5.250%, 06/30/2039	250	278
4.250%, 06/30/2042	4,000	4,004
New York State, Transportation Development, AMT, RB
5.000%, 07/01/2041	1,000	1,000
New York State, Urban Development Authority, Personal Income Tax, Ser E, RB
4.000%, 03/15/2043	2,315	2,321
New York State, Utility Debt Securitization Authority, Ser B, RB
5.000%, 12/15/2035	1,825	1,871

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Suffolk Regional Off-Track Betting, RB
5.750%, 12/01/2044	$1,750	$1,828
Triborough, Bridge & Tunnel Authority, RB
0.000%, 11/15/2036 (F)	905	577
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2025	1,000	1,007
5.000%, 06/01/2030	525	543
5.000%, 06/01/2031	525	543
Westchester County, Local Development, Westchester Medical Center Project, RB, AGM
5.000%, 11/01/2047	750	806
Westchester, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2031	2,000	2,060

		130,546

North Carolina — 0.9%
Charlotte, Airport Revenue, Douglas International Airport, AMT, RB
5.000%, 07/01/2037	2,250	2,438
Charlotte-Mecklenburg, Hospital Authority, Atrium Health Group, RB
5.000%, 01/15/2049 (A)	5,000	5,568
Greater Asheville, Regional Airport Authority, Ser A, AMT, RB, AGM
5.000%, 07/01/2031	445	481
North Carolina State, Housing Finance Agency, RB, GNMA/FNMA/FHLMC
3.750%, 07/01/2052	1,475	1,478
North Carolina State, Medical Care Commission, Penick Village Project, Ser A, RB
5.500%, 09/01/2044	1,380	1,439
North Carolina State, Medical Care Commission, Retirement Facilities First Mortgage, RB
5.000%, 01/01/2029	285	287
North Carolina State, Medical Care Commission, The Forest at Duke Project, RB
4.000%, 09/01/2041	830	779
North Carolina State, Medical Care Commission, Twin Lakes Community, Ser A, RB
5.000%, 01/01/2038	605	624
North Carolina State, Medical Care Commission, United Methodist Retirement Homes, RB
4.250%, 10/01/2028	265	267
North Carolina State, Turnpike Authority, RB
5.000%, 01/01/2040	1,000	1,136

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Carolina State, Turnpike Authority, RB, AGM
5.000%, 01/01/2034	$1,000	$1,067

		15,564

North Dakota — 0.3%
North Dakota State, Housing Finance Agency, Home Mortgage Finance Program, RB
4.500%, 07/01/2043	760	773
3.550%, 07/01/2033	380	373
North Dakota State, Housing Finance Agency, Home Mortgage Finance Program, Ser C, RB
6.250%, 01/01/2055	485	546
North Dakota State, Housing Finance Agency, Home Mortgage Finance Program, Ser D, RB
5.500%, 01/01/2031	990	1,114
North Dakota State, Public Finance Authority, RB
5.000%, 10/01/2044	1,500	1,687

		4,493

Ohio — 3.7%
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
5.000%, 06/01/2032	4,325	4,621
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2055	3,100	2,838
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
5.000%, 02/15/2037	3,000	3,068
Hamilton County, Tax Revenue Authority, RB
0.700%, 08/15/2051 (A)	19,700	19,700
Hamilton County, Tax Revenue Authority, Ser A, RB
4.000%, 12/01/2032	1,600	1,620
Lancaster, Port Authority, Ser A, RB
5.000%, 02/01/2055 (A)	280	300
Ohio State, Air Quality Development Authority, RB
4.000%, 09/01/2030 (A)	990	1,002
Ohio State, Childrens Hospital Center, RB
5.000%, 08/15/2054 (A)	2,000	2,222
Ohio State, Cleveland Clinic Health System, RB
5.000%, 01/01/2035	1,250	1,460
Ohio State, Hospital Facility Authority, Cleveland Clinic Health Project, RB
5.000%, 01/01/2031	1,250	1,329
2.750%, 01/01/2052 (A)	480	472

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ohio State, Hospital Facility Authority, University Hospital Health System Project, Ser B, RB
5.000%, 01/15/2050 (A)	$3,230	$3,236
Ohio State, Portsmouth Bypass Project, AMT, RB, AGM
5.000%, 12/31/2027	655	659
Ohio State, Water Development Authority, Fresh Water Bonds, Ser A, RB
5.000%, 12/01/2040	5,545	6,313
Ohio State, Water Development Authority, Water Pollution Control Loan Fund, Ser A, RB
5.000%, 12/01/2041	4,000	4,559
Ohio State, Water Development Authority, Water Pollution Control Loan Fund, Ser B, RB
5.000%, 12/01/2042	7,000	7,860
Port of Greater Cincinnati, Development Authority, RB
5.000%, 12/01/2038	495	561
5.000%, 12/01/2041	1,000	1,114
Warren County, Healthcare Facilities, Otterbein Homes Obligated Group, RB
5.000%, 07/01/2037	1,015	1,114
5.000%, 07/01/2038	775	846

		64,894

Oklahoma — 0.1%
Canadian County, Educational Facilities Authority, Mustang Public Schools Project, RB
5.000%, 09/01/2033	930	1,049
Grand River, Dam Authority, Ser A, RB
5.000%, 06/01/2041	405	454

		1,503

Oregon — 0.6%
Marion & Polk County, Salem-Keizer School District No. 24J, Ser B, GO, SCH BD GTY
5.000%, 06/15/2025	275	278
Medford, Hospital Facilities Authority, Asante Project, Ser A, RB
5.000%, 08/15/2026	260	268
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
5.000%, 06/01/2035	2,500	2,543
5.000%, 06/01/2046	2,500	2,529
Oregon State, GO
5.000%, 05/01/2040	1,970	2,226
Port of Portland, Airport Revenue, Portland International Airport, Ser THIRT, AMT, RB
5.250%, 07/01/2040	1,250	1,387

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Umatilla County, School District No. 8R Hermiston, Ser A, GO, SCH BD GTY
0.000%, 06/15/2027 (F)	$1,000	$923

		10,154

Pennsylvania — 8.9%
Allegheny County, Hospital Development Authority, Allegheny Health Network Project, RB
5.000%, 04/01/2030	5,000	5,260
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
5.000%, 05/01/2042 (B)	1,850	1,857
Bucks County, Industrial Development Authority, Lane Charter School Project, RB
5.125%, 03/15/2036	2,000	2,029
Doylestown, Hospital Authority, RB
5.000%, 07/01/2031 (B)	835	890
Lancaster County, Hospital Authority, Penn State Health, RB
5.000%, 11/01/2046	2,000	2,092
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
2.450%, 12/01/2039 (A)	2,500	2,281
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2033	2,815	2,964
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
5.000%, 11/15/2036	4,485	4,585
Moon Township, Industrial Development Authority, Presbyterian Health Care Project, RB
5.625%, 07/01/2030	1,810	1,595
Octorara Area, School District, GO, AGM
4.000%, 04/01/2025	650	652
Pennsylvania Higher Educational Facilities Authority, RB
5.250%, 11/01/2039	3,000	3,404
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2026	2,995	3,077
5.000%, 06/01/2032	2,150	2,274
5.000%, 06/01/2033	3,500	3,693
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.000%, 06/30/2034	8,235	8,858

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Economic Development Financing Authority, RB
5.000%, 05/15/2031	$5,855	$6,537
Pennsylvania State, Economic Development Financing Authority, RB, AGM
5.000%, 01/01/2039	540	581
Pennsylvania State, Economic Development Financing Authority, University of Pittsburgh Medical Center, Ser A, RB
5.000%, 10/15/2033	2,300	2,565
Pennsylvania State, GO
5.000%, 08/15/2033	12,395	14,393
Pennsylvania State, GO, BAM
4.000%, 03/01/2035	2,000	2,052
Pennsylvania State, Higher Education Assistance Agency, Ser A, AMT, RB
5.000%, 06/01/2031	1,450	1,558
Pennsylvania State, Housing Finance Agency, RB
5.125%, 10/01/2041	1,220	1,296
Pennsylvania State, Housing Finance Agency, Ser 142-A, RB
5.500%, 10/01/2053	1,085	1,151
4.850%, 10/01/2043	4,650	4,834
Pennsylvania State, Turnpike Commission, Motor License Fund Enhanced, RB
5.000%, 12/01/2030	5,000	5,200
Pennsylvania State, Turnpike Commission, Motor License Fund Enhanced, Sub-Ser, RB
5.000%, 12/01/2033	6,000	6,343
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2039	250	281
Philadelphia, Airport Revenue, AMT, RB, AGM
4.000%, 07/01/2040	500	500
Philadelphia, Airport Revenue, Ser B, AMT, RB
5.000%, 07/01/2031	1,000	1,031
Philadelphia, Gas Works, RB
5.000%, 08/01/2036	2,170	2,482
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health System Project, RB, AGM
5.000%, 07/01/2036	700	770
Philadelphia, Industrial Development Authority, RB
5.000%, 05/01/2040	5,655	6,363
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
5.000%, 12/01/2037	4,570	4,657

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia, School District, Ser A, GO, ST AID WITHHLDG
5.000%, 09/01/2029	$1,500	$1,623
5.000%, 09/01/2034	1,410	1,550
5.000%, 09/01/2036	2,000	2,104
4.000%, 09/01/2035	5,000	5,112
4.000%, 09/01/2038	3,000	3,040
Philadelphia, School District, Ser F, GO, ST AID WITHHLDG
5.000%, 09/01/2028	3,390	3,489
5.000%, 09/01/2030	7,975	8,181
Philadelphia, Ser A, GO
5.000%, 05/01/2032	5,905	6,555
Philadelphia, Water & Wastewater Revenue, RB
5.000%, 10/01/2033	2,000	2,210
Philadelphia, Water & Wastewater Revenue, Ser B, RB, AGM
5.000%, 09/01/2040	4,520	5,093
Philadelphia, Water & Wastewater Revenue, Ser C, RB, AGC
5.000%, 09/01/2034	4,350	5,055
Southeastern Pennsylvania, Transportation Authority, RB
5.250%, 06/01/2039	2,250	2,552

		154,669

Puerto Rico — 2.6%
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2027 (C)(H)	2,990	1,562
Puerto Rico, Electric Power Authority, Ser TT, RB
5.000%, 07/01/2032 (C)(H)	1,000	522
Puerto Rico, Electric Power Authority, Ser WW, RB
5.250%, 07/01/2033 (C)(H)	3,035	1,586
Puerto Rico, Electric Power Authority, Ser XX, RB
5.250%, 07/01/2040 (C)	2,940	1,536
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	1,254	1,223
Puerto Rico, Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authourity, AMT, RB
6.500%, 01/01/2042	2,000	2,394
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
4.750%, 07/01/2053	1,000	1,000
0.000%, 07/01/2046 (F)	10,000	3,370
0.000%, 07/01/2051 (F)	12,042	2,975

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
4.550%, 07/01/2040	$8,625	$8,652
0.000%, 07/01/2029 (F)	1,500	1,261
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
4.329%, 07/01/2040	5,750	5,740
Puerto Rico, Ser A1, GO
5.625%, 07/01/2027	3,400	3,557
4.000%, 07/01/2046	3,600	3,428
Puerto Rico, Sub-Ser CW, Notes
0.000%, 11/01/2043 (A)(I)	9,644	5,955
Puerto Rico, Sub-Ser Senior, Notes
0.000%, 11/01/2051 (A)(I)	815	520

		45,281

Rhode Island — 0.9%
Providence, Public Building Authority, RB, AGC
5.000%, 09/15/2038	335	374
5.000%, 09/15/2039	1,000	1,111
Rhode Island State, Health & Educational Building Authority, Central Falls Public School Projects, RB, ST APPROP
4.000%, 05/15/2041	5,420	5,444
Rhode Island State, Health & Educational Building, City of Pawtucket, Ser C, RB, AGM ST AID WITHHLDG
5.000%, 05/15/2035	315	360
5.000%, 05/15/2037	1,685	1,907
Rhode Island State, Health & Educational Building, City of Providence, Ser G, RB, BAM ST AID WITHHLDG
5.000%, 05/15/2034	415	477
5.000%, 05/15/2035	500	573
Rhode Island State, Health & Educational Building, Lifespan Obligation Group, RB
5.250%, 05/15/2049	1,650	1,783
5.000%, 05/15/2039	550	603
5.000%, 05/15/2044	600	643
Rhode Island State, Housing & Mortgage Finance, Homeownership Opportunity, Ser 81-A, RB, GNMA
5.250%, 10/01/2043	1,750	1,866

		15,141

South Carolina — 1.7%
Patriots Energy Group, Financing Agency, RB
5.250%, 02/01/2054 (A)	600	654
Piedmont, Municipal Power Agency, Ser B, RB
4.000%, 01/01/2033	5,125	5,278

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Piedmont, Municipal Power Agency, Ser E, RB
5.000%, 01/01/2025	$385	$385
South Carolina State, Housing Finance & Development Authority, Ser A, RB
5.750%, 01/01/2054	1,610	1,752
South Carolina State, Housing Finance & Development Authority, Ser B, RB
3.750%, 01/01/2050	405	406
South Carolina State, Jobs-Economic Development Authority, High Point Academy Project, Ser A, RB
5.750%, 06/15/2039 (B)	1,000	1,013
South Carolina State, Jobs-Economic Development Authority, Novant Health Obligated Group, RB
5.000%, 11/01/2035	885	1,012
5.000%, 11/01/2037	655	743
South Carolina State, Port Authority, AMT, RB
5.000%, 07/01/2030	1,500	1,573
4.000%, 07/01/2035	1,160	1,160
South Carolina State, Public Service Authority, Santee Cooper, Ser B, RB
5.000%, 12/01/2036	2,445	2,775
South Carolina State, Public Service Authority, Ser A, RB
5.000%, 12/01/2036	2,750	3,040
4.000%, 12/01/2034	2,000	2,031
4.000%, 12/01/2036	2,250	2,285
4.000%, 12/01/2038	175	177
South Carolina State, Public Service Authority, Ser C, RB
5.000%, 12/01/2026	2,300	2,301
South Carolina State, Public Service Authority, Ser E, RB, AGM
5.250%, 12/01/2038	2,500	2,818

		29,403

South Dakota — 0.2%
South Dakota State, Health & Educational Facilities Authority, Sanford Obligated Group, RB
5.000%, 11/01/2027	830	844
5.000%, 11/01/2035	1,005	1,019
South Dakota State, Housing Development Authority, Ser A, RB, GNMA/FNMA/FHLMC
6.000%, 05/01/2054	270	290
South Dakota State, Housing Development Authority, Ser B, RB
4.000%, 11/01/2049	545	548

		2,701

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tennessee — 0.9%
Knox County, Health Educational & Housing Facility Board, University of Tennesee Project, Ser A-1, RB, BAM
5.000%, 07/01/2037	$300	$333
Knox County, Health Educational & Housing Facility Board, University of Tennesee Project, Ser B-1, RB, BAM
5.000%, 07/01/2044	2,200	2,363
Nashville & Davidson County, Metropolitan Government, GO
4.000%, 07/01/2033	3,000	3,071
Nashville & Davidson County, Metropolitan Government, Health & Educational Facilities Board, Belmont University, RB
5.000%, 05/01/2038	705	777
Nashville & Davidson County, Metropolitan Government, Ser B, GO
5.000%, 01/01/2035	5,000	5,803
Nashville & Davidson County, Metropolitan Government, Sports Authority, Stadium Project, Ser A, RB, AGM
5.000%, 07/01/2043	1,300	1,425
Tennergy, Ser A, RB
4.000%, 12/01/2051 (A)	2,500	2,538
Tennessee State, Housing Development Agency, AMT, RB
4.000%, 07/01/2045	175	175

		16,485

Texas — 10.7%
Arlington, Higher Education Finance, Harmony Public Schools, RB, PSF-GTD
5.000%, 02/15/2036	715	785
Arlington, Higher Education Finance, Riverwalk Education Foundation, RB, PSF-GTD
5.000%, 08/15/2038	810	893
5.000%, 08/15/2040	695	760
Arlington, Special Tax Revenue, Special Tax, AGM
5.000%, 02/15/2030	2,000	2,002
Austin, Electric Utility Revenue, RB
5.000%, 11/15/2032	1,535	1,589
5.000%, 11/15/2039	800	915
5.000%, 11/15/2041	1,100	1,245
Austin, Independent School District, GO, PSF-GTD
5.000%, 08/01/2039	2,585	2,946
Austin, Texas Airport System Revenue, Ser B, AMT, RB
5.000%, 11/15/2037	900	918
Austin-Bergstrom, Landhost Enterprises, RB
5.000%, 10/01/2026	465	474

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Birdville, Independent School District, GO, PSF-GTD
5.000%, 02/15/2031	$3,295	$3,690
Boerne, Independent School District, GO, PSF-GTD
4.000%, 02/01/2054 (A)	225	231
3.125%, 02/01/2053 (A)	930	928
Cedar Hill, Independent School District, GO, PSF-GTD
5.000%, 02/15/2040	2,000	2,248
Central Texas, Regional Mobility Authority, Senior Lien, Ser D, RB
4.000%, 01/01/2037	770	786
Central Texas, Regional Mobility Authority, Ser B, RB
5.000%, 01/01/2036	200	217
Central Texas, Turnpike System, Ser A, RB
5.000%, 08/15/2038	3,110	3,501
Central Texas, Turnpike System, Ser C, RB
5.000%, 08/15/2037	5,000	5,633
Clear Creek, Independent School District, Ser B-REMK, GO, PSF-GTD
3.600%, 02/15/2035 (A)	1,060	1,062
Clifton, Higher Education Finance, International Leadership, RB, PSF-GTD
5.000%, 08/15/2035	900	1,023
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD
5.000%, 08/15/2037	1,000	1,106
4.000%, 08/15/2032	1,000	1,023
Collin County, Community College District, RB
5.000%, 08/15/2036	5,985	6,840
Collin County, Community College District, Ser A, GO
4.000%, 08/15/2034	2,500	2,577
Corpus Christi, Utility System Revenue, Ser A, RB
5.000%, 07/15/2033	1,500	1,655
Dallas City, Hotel Occupancy Tax Revenue, RB
4.000%, 08/15/2031	1,000	1,007
4.000%, 08/15/2034	500	502
Dallas City, Love Field, Airport Modernization, AMT, RB
5.000%, 11/01/2030	1,000	1,025
5.000%, 11/01/2031	1,250	1,280
5.000%, 11/01/2032	2,500	2,559
5.000%, 11/01/2033	1,175	1,202
5.000%, 11/01/2034	1,000	1,022
5.000%, 11/01/2035	1,000	1,021
Dallas-Fort Worth, International Airport Revenue, Ser C, AMT, RB
5.000%, 11/01/2031	3,000	3,271

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Dayton, Independent School District, GO, PSF-GTD
4.000%, 02/15/2040	$3,000	$3,001
Denton, Utility System Revenue, RB
5.000%, 12/01/2032	7,500	7,726
East Montgomery County, Improvement District Sales Tax Revenue, RB, AGC
5.000%, 08/15/2033	1,000	1,135
El Paso, GO
5.000%, 08/15/2034	2,050	2,102
Garland, Electric Utility System Revenue, RB, AGC
5.000%, 03/01/2031	250	279
5.000%, 03/01/2032	520	587
Garland, Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/2039	2,000	2,242
5.000%, 02/15/2042	2,500	2,760
Georgetown, Utility System Revenue, RB, AGM
5.000%, 08/15/2037	1,705	1,881
Harris County, Cultural Education Facilities Finance, Memorial Herman Health System, RB
5.000%, 12/01/2025	2,000	2,038
Harris County, Houston Sports Authority, Senior Lien, Ser A, RB
5.000%, 11/15/2028	2,500	2,500
5.000%, 11/15/2029	2,325	2,325
5.000%, 11/15/2030	3,310	3,310
Harris County, Houston Sports Authority, Ser A, RB, AGC
5.000%, 11/15/2026	2,000	2,075
Harris County, Houston Sports Authority, Ser B, RB, AGC
5.000%, 11/15/2031	1,600	1,772
5.000%, 11/15/2033	370	417
Harris County, Houston Sports Authority, Ser C, RB
5.000%, 11/15/2033	1,100	1,100
Harris County, Industrial Development, RB
4.050%, 11/01/2050 (A)	390	398
Hidalgo County, Regional Mobility Authority, Ser A, RB
5.000%, 12/01/2031	260	280
5.000%, 12/01/2032	300	322
Houston, Airport System Revenue, Sub-Ser B, RB
5.000%, 07/01/2029	3,385	3,633
Houston, Airport System Revenue, Sub-Ser C, AMT, RB
5.000%, 07/01/2029	2,450	2,575
5.000%, 07/01/2032	1,500	1,569

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Houston, Airport System Revenue, Sub-Ser, RB, AGM
5.000%, 07/01/2032	$1,500	$1,708
Lamar, Consolidated Independent School District, GO
5.000%, 02/15/2039	2,000	2,228
Lamar, Consolidated Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/2030	3,000	3,313
Lower Colorado, River Authority, RB
5.000%, 05/15/2031	1,000	1,008
Melissa, Independent School District, GO, PSF-GTD
5.000%, 02/01/2037	945	1,082
Midland, Independent School District, RB, PSF-GTD
5.000%, 02/15/2038	5,000	5,644
New Hope, Cultural Education Facilities Finance, Children's Health System, Ser A, RB
5.000%, 08/15/2030	1,645	1,722
New Hope, Cultural Education Facilities Finance, Sanctuary LTC Project, RB
5.500%, 01/01/2057	750	745
North Texas, Tollway Authority, RB
5.000%, 01/01/2035	1,800	1,899
North Texas, Tollway Authority, Ser A, RB
5.000%, 01/01/2034	2,500	2,589
North Texas, Tollway Authority, Ser B, RB
5.000%, 01/01/2037	4,000	4,567
Northwest, Independent School District, GO, PSF-GTD
4.000%, 02/15/2043	7,000	7,083
Pasadena, Independent School District, GO, PSF-GTD
5.000%, 02/15/2039	1,245	1,396
5.000%, 02/15/2040	225	250
Prosper, Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/2031	1,000	1,128
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
5.000%, 02/01/2033	1,410	1,564
5.000%, 02/01/2034	1,700	1,882
5.000%, 02/01/2039	195	220
San Antonio, Electric & Gas Systems Revenue, Ser B-REMK, RB
4.000%, 02/01/2033	1,000	1,060
San Antonio, Electric & Gas Systems Revenue, Ser Junior Lien, RB
1.750%, 02/01/2049 (A)	735	719
San Antonio, River Authority, Wastewater System Revenue, RB, BAM
4.000%, 01/01/2039	790	804

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Southwest Texas, Independent School District, GO, PSF-GTD
5.000%, 02/01/2035	$445	$499
Tarrant County, Cultural Education Facilities Finance, Baylor Scott & White Health, RB
5.000%, 11/15/2032	1,500	1,533
Tarrant County, Cultural Education Facilities Finance, Christus Health, Ser A, RB
5.000%, 07/01/2053 (A)	2,000	2,236
Tarrant County, Cultural Education Facilities Finance, Trinity Terrace, RB
5.000%, 10/01/2037	2,675	2,963
Taylor, GO
5.000%, 08/15/2037	840	942
5.000%, 08/15/2038	880	984
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/2026	585	600
Texas State, Municipal Gas Acquisition & Supply III, RB
5.000%, 12/15/2030	285	305
5.000%, 12/15/2032	715	773
Texas State, Municipal Gas Acquisition & Supply IV, Ser B, RB
5.500%, 01/01/2054 (A)	7,000	7,880
Texas State, Municipal Gas Acquisition & Supply V, RB
5.000%, 01/01/2055 (A)	6,500	7,056
Texas State, Ser B, GO
4.000%, 08/01/2031	435	437
Texas State, Water Development Board, RB
5.000%, 10/15/2026	3,750	3,905
University of Texas, Board of Regents, Ser A, RB
5.000%, 08/15/2037	2,000	2,321
University of Texas, Board of Regents, Ser B, RB
5.000%, 08/15/2040	5,000	5,734
University of Texas, Permanent University Fund, Ser B, RB
5.000%, 07/01/2035	1,000	1,186
Uptown Development Authority, TA
4.000%, 09/01/2033	400	396
4.000%, 09/01/2035	275	266

		186,590

Utah — 0.3%
Salt Lake City, Airport Revenue, Ser A, AMT, RB
5.000%, 07/01/2035	5,000	5,143

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virgin Islands — 0.2%
Virgin Islands, Matching Fund, Special Purpose Securitization, Ser A, RB
5.000%, 10/01/2039	$3,065	$3,189

Virginia — 1.8%
Arlington County, Industrial Development Authority, Arlington Health System, Virginia Hospital, Ser A, RB
5.000%, 07/01/2053 (A)	880	952
Arlington County, Industrial Development Authority, Virginia Hospital Center, RB
5.000%, 07/01/2026	280	288
5.000%, 07/01/2027	250	263
5.000%, 07/01/2028	375	401
Henrico County, Economic Development Authority, Westminster Canterbury Richmond, RB
5.000%, 10/01/2042	430	461
5.000%, 10/01/2047	1,225	1,294
James City County, Economic Development Authority, RB
5.250%, 12/01/2027	190	190
Norfolk, Economic Development Authority, Sentara Health Care, Ser B, RB
5.000%, 11/01/2048 (A)	1,035	1,109
Virginia Beach, Development Authority, RB
5.375%, 09/01/2029	465	480
Virginia State, College Building Authority, 21st Century College Program, RB
5.000%, 02/01/2028	2,000	2,141
Virginia State, Public Building Authority, Ser A, RB
4.000%, 08/01/2038	5,500	5,673
Virginia State, Small Business Financing Authority, AMT, RB
5.000%, 07/01/2035	1,085	1,157
5.000%, 06/30/2042	2,000	2,116
5.000%, 12/31/2047	440	462
4.000%, 07/01/2030	1,140	1,155
4.000%, 07/01/2031	365	370
Virginia State, Small Business Financing Authority, RB
5.000%, 01/01/2026	490	498
5.000%, 12/01/2039	3,000	3,189
Virginia State, Tobacco Settlement Financing, Sub-Ser C, RB
0.000%, 06/01/2047 (F)	34,300	9,751

		31,950

Washington — 3.3%
King & Snohomish Counties, School District No. 417, GO, SCH BD GTY
5.000%, 12/01/2042	5,000	5,624

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
King County, Public Hospital District No. 1, GO
5.000%, 12/01/2027	$7,720	$8,015
Kitsap County, School District No. 100-C Bremerton, Ser C, GO, SCH BD GTY
5.000%, 12/01/2040	1,790	2,026
Port of Seattle, AMT, RB
5.250%, 07/01/2041	3,405	3,762
5.250%, 07/01/2042	5,000	5,503
5.000%, 04/01/2028	5,055	5,321
5.000%, 08/01/2041	1,000	1,067
Port of Seattle, RB
4.000%, 06/01/2038	1,000	1,024
Snohomish County, School District No. 15 Edmonds, GO, SCH BD GTY
5.000%, 12/01/2038	825	942
Washington State, GO
4.000%, 07/01/2036	4,500	4,711
Washington State, Health Care Facilities Authority, Ser A, RB
5.000%, 10/01/2042	1,800	1,800
Washington State, Housing Finance Commission, Radford & Norheim Courts, RB
5.000%, 07/01/2036	1,645	1,816
5.000%, 07/01/2038	1,000	1,094
Washington State, Housing Finance Commission, Social Certificate, Ser A-, RB
3.500%, 12/20/2035	947	889
Washington State, Housing Finance Commission, Transforming Age Project, Ser A, RB
5.000%, 01/01/2034 (B)	745	754
Washington State, Ser A, GO
5.000%, 08/01/2035	1,665	1,867
Washington State, Ser B-BID, GO
5.000%, 02/01/2043	4,685	5,199
Washington State, Ser R-2015E, GO
5.000%, 07/01/2031	2,730	2,734
Washington State, Ser R-2025B, GO
5.000%, 07/01/2032	1,000	1,149
5.000%, 07/01/2033	250	291
5.000%, 07/01/2038	2,000	2,321

		57,909

West Virginia — 0.3%
West Virginia State, Economic Development Authority, Appalachian Power Amos Project, RB
3.750%, 12/01/2042 (A)	2,300	2,302

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
West Virginia State, Parkways Authority, Turnpike Toll Revenue, RB
5.000%, 06/01/2032	$1,510	$1,611
5.000%, 06/01/2034	1,000	1,062
5.000%, 06/01/2035	1,005	1,065

		6,040

Wisconsin — 2.9%
Milwaukee, Ser B4, GO, AGM
5.000%, 04/01/2036	2,965	3,326
University of Wisconsin, Hospitals & Clinics, RB
4.000%, 04/01/2037	500	511
4.000%, 04/01/2039	295	298
University of Wisconsin, Hospitals & Clinics, Ser A, RB
5.000%, 04/01/2038	590	669
Wisconsin State, Center District, Ser C, RB, AGM
0.000%, 12/15/2029 (F)	370	310
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, RB
5.000%, 08/15/2031	4,155	4,423
5.000%, 08/15/2054 (A)	2,000	2,056
3.040%, 08/15/2054 (A)	1,125	1,110
Wisconsin State, Health & Educational Facilities Authority, Ascension Health Credit Group, RB
5.000%, 11/15/2030	3,810	3,910
Wisconsin State, Health & Educational Facilities Authority, Children's Hospital of Wisconsin, RB
5.000%, 08/15/2034	1,835	1,912
Wisconsin State, Health & Educational Facilities Authority, Oakwood Lutheran Senior Ministries, RB
4.000%, 01/01/2037	665	645
Wisconsin State, Health & Educational Facilities Authority, St. Camilus Health System, RB
5.000%, 11/01/2028	470	475
5.000%, 11/01/2030	1,035	1,044
Wisconsin State, Health & Educational Facilities Authority, Three Pillars Senior Living Communities, RB
4.000%, 08/15/2041	705	650
Wisconsin State, Health & Educational Facilities Authority, Three Pillars Senior Living Community, RB
5.750%, 08/15/2059	220	237

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Intermediate-Term Municipal Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Housing & Economic Development Authority, Ser C, RB, GNMA/FNMA/FHLMC
6.000%, 03/01/2055	$1,200	$1,326
5.500%, 03/01/2032	950	1,080
Wisconsin State, Public Finance Authority, American Dream @ Meadowlands Project, RB
7.000%, 12/01/2050 (B)	1,390	1,425
Wisconsin State, Public Finance Authority, Appalachian State University Project, RB, AGM
4.000%, 07/01/2027	225	229
4.000%, 07/01/2028	225	230
4.000%, 07/01/2029	225	229
Wisconsin State, Public Finance Authority, Duke Energy Progress Project, RB
3.700%, 10/01/2046 (A)	10,450	10,519
Wisconsin State, Public Finance Authority, Grand Hyatt San Antonio Hotel Acquisition Project, RB
5.000%, 02/01/2052	755	776
5.000%, 02/01/2062	1,845	1,887
Wisconsin State, Public Finance Authority, KU Campus Development Project, RB
5.000%, 03/01/2034	6,880	7,013
Wisconsin State, Public Finance Authority, United Methodist Retirement Facility Project, RB
4.000%, 10/01/2025	285	285
4.000%, 10/01/2026	300	301
4.000%, 10/01/2027	125	126
4.000%, 10/01/2028	250	253
Wisconsin State, Ser B, GO
5.000%, 05/01/2038	2,000	2,320

		49,575

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wyoming — 0.0%
Wyoming State, Community Development Authority, Ser 1, RB
6.000%, 12/01/2054	$210	$230

Total Municipal Bonds
(Cost $1,737,634) ($ Thousands)		1,728,782

	Shares
CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Institutional Class
4.580%**†	7,474,774	7,475
Total Cash Equivalent
(Cost $7,475) ($ Thousands)		7,475
Total Investments in Securities — 99.7%
(Cost $1,745,109) ($ Thousands)		$1,736,257

Percentages are based on Net Assets of $1,741,048 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2024.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2024, the value of these securities amounted to $33,231 ($ Thousands), representing 1.9% of the Net Assets of the Fund.

(C)	Security is in default on interest payment.
(D)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(E)	Security is escrowed to maturity.
(F)	Zero coupon security.
(G)	Securities are held in connection with a letter of credit issued by a major bank.
(H)	Level 3 security in accordance with fair value hierarchy.
(I)	No interest rate available.

The following is a summary of the transactions with affiliates for the period ended November 30, 2024 ($ Thousands):

Security Description	Value 8/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$468	$129,000	$(121,993)	$—	$—	$7,475	$224	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Short Duration Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 101.0%
Alabama — 6.0%
Black Belt, Energy Gas District, RB
3.210%, 10/01/2052 (A)	$3,250	$3,168
Black Belt, Energy Gas District, Ser A-1, RB
4.000%, 12/01/2049 (A)	1,940	1,948
Black Belt, Energy Gas District, Ser C-1, RB
5.250%, 12/01/2025	880	894
Black Belt, Energy Gas District, Ser D, RB
5.000%, 11/01/2027	4,000	4,142
Black Belt, Energy Gas District, Ser E, RB
5.000%, 05/01/2053 (A)	610	637
Black Belt, Energy Gas District, Ser S, RB
4.000%, 12/01/2024	1,765	1,765
4.000%, 12/01/2025	7,520	7,553
4.000%, 10/01/2052 (A)	2,500	2,516
Black Belt, Energy Gas District, Sub-Ser, RB
4.509%, 07/01/2052 (A)	2,000	2,026
Columbia, Industrial Development Board, Pollution Control Revenue, Alabama Power Company Project, RB
3.810%, 12/01/2037 (A)	7,000	7,098
Lower Alabama, Gas District, RB
4.000%, 12/01/2025	730	733
4.000%, 12/01/2050 (A)	10,000	10,033
Selma, Industrial Development Board, International Paper Co Project, RB
1.375%, 05/01/2034 (A)	5,250	5,176
Southeast Alabama, Energy Authority, Cooperative District, Ser B, RB
5.000%, 12/01/2027	250	261
Southeast Alabama, Gas Supply District, Project #1, Ser A, RB
5.000%, 04/01/2026	1,500	1,527
5.000%, 04/01/2027	500	517
5.000%, 04/01/2028	1,250	1,310

		51,304

Alaska — 0.4%
Alaska State, Industrial Development & Export Authority, Tanana Chiefs Conference Project, RB
5.000%, 10/01/2029	1,000	1,075
Alaska State, International Airports System, Ser C, AMT, RB
5.000%, 10/01/2025	1,980	2,006

		3,081

Arizona — 1.4%
Arizona State, Health Facilities Authority, Banner Health, RB
3.110%, 01/01/2046 (A)	700	691

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Arizona State, Health Facilities Authority, Banner Health, RB
Pre-Refunded @ 100
3.110%, 11/04/2025 (A)(B)	$200	$199
Arizona State, Health Facilities Authority, Banner Health, Ser S, RB
Pre-Refunded @ 100
3.110%, 11/04/2025 (A)(B)	100	99
Arizona State, Industrial Development Authority, Phoenix Children's Hospital, RB
5.000%, 02/01/2025	695	697
Chandler, Industrial Development Authority, Intel Corporation Project, Ser S, AMT, RB
5.000%, 09/01/2052 (A)	1,300	1,335
Phoenix, Civic Improvement Authority, AMT, RB
5.000%, 07/01/2025	1,100	1,111
Phoenix, Industrial Development Authority, Republic Services Inc Project, AMT, RB
4.250%, 12/01/2035 (A)	1,000	1,001
Salt Verde Financial Corp, Gas Revenue, RB
5.250%, 12/01/2027	7,000	7,360

		12,493

California — 4.3%
Alameda, Unified School District, Ser A, GO, AGM
0.000%, 08/01/2026 (C)	1,000	953
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.000%, 12/01/2027	750	780
4.000%, 10/01/2052 (A)	2,710	2,767
California State, Community Choice Financing Authority, Clean Energy Project, Ser B, RB
4.000%, 08/01/2025	555	557
California State, Community Choice Financing Authority, Clean Energy Project, Ser F, RB
5.000%, 11/01/2027	1,500	1,567
5.000%, 05/01/2028	1,650	1,733
5.000%, 11/01/2028	1,850	1,956
5.000%, 05/01/2029	1,750	1,852
California State, Community Choice Financing Authority, Clean Energy Project, Ser S, RB
4.000%, 12/01/2026	450	454
California State, GO
5.000%, 03/01/2027	4,630	4,651
California State, Housing Finance Agency, Ser I, RB
5.000%, 05/01/2054 (A)	5,500	5,672

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Municipal Finance Authority, Waste Management Inc Project, AMT, RB
4.800%, 11/01/2041 (A)	$2,000	$2,002
California State, Municipal Finance Authority, Waste Management Inc Project, Ser A, RB
1.300%, 02/01/2039 (A)(D)	1,500	1,494
East County, Advanced Water Purification Joint Powers Authority, Ser S, RB
3.125%, 09/01/2026	1,310	1,306
Newman-Crows Landing, Unified School District, GO
0.000%, 08/01/2025 (C)	500	489
Northern California, Energy Authority, RB
5.000%, 08/01/2025	650	655
5.000%, 08/01/2026	450	461
5.000%, 08/01/2027	700	727
Pittsburg, Redevelopment Agency Successor Agency, TA, AMBAC
0.000%, 08/01/2028 (C)	500	445
Rio, Elementary School District, GO, BAM
0.000%, 07/01/2028 (C)	3,705	3,298
San Mateo County, Community College District, Ser C, GO, NATL
0.000%, 09/01/2025 (C)	1,250	1,223
0.000%, 09/01/2029 (C)	500	437
Southern California, Public Power Authority, Clean Energy Project, Ser A, RB
5.000%, 09/01/2030	350	375
5.000%, 04/01/2055 (A)	1,500	1,607

		37,461

Colorado — 2.0%
Colorado Springs, Utilities System Revenue, Ser C-REMK, RB
2.830%, 11/01/2028 (A)	200	200
Colorado State, Health Facilities Authority, Adventhealth Obligated Group Project, RB
5.000%, 11/15/2027	485	500
5.000%, 11/15/2058 (A)	480	516
Colorado State, Health Facilities Authority, Commonspirit Health, RB
5.000%, 11/01/2025	375	381
Colorado State, Health Facilities Authority, Commonspirit Health, Ser B, RB
5.000%, 08/01/2049 (A)	1,640	1,644
Colorado State, Health Facilities Authority, Commonspirit Health, Ser B-2, RB
5.000%, 08/01/2049 (A)	2,000	2,039
Colorado State, Health Facilities Authority, Intermountain Healthcare, RB
5.000%, 05/15/2062 (A)	615	657

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Colorado State, Health Facilities Authority, Intermountain Healthcare, Ser E, RB
0.650%, 05/15/2064 (A)	$100	$100
Colorado State, Health Facilities Authority, Intermountain Healthcare, Ser S, RB
3.410%, 05/15/2061 (A)	1,500	1,494
Colorado State, School of Mines, Ser D, RB
3.730%, 12/01/2025 (A)	975	975
Colorado State, Science & Technology Park, Metropolitan District No. 1, Ser A, RB, AGM
5.000%, 12/01/2026	375	389
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
5.000%, 11/15/2028	260	275
Denver City & County, Airport System Revenue Authority, Ser D, AMT, RB
5.000%, 11/15/2025	1,000	1,014
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
5.000%, 12/01/2031	500	527
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2026	2,500	2,564
Jefferson County, School District R-1, GO
5.000%, 12/15/2030	2,065	2,200
Regional Transportation District, Denver Transit Partners Eagle P3 Project, RB
5.000%, 01/15/2025	300	300
5.000%, 07/15/2025	480	484
3.000%, 01/15/2026	405	403
Wildwing, Metropolitan District No. 5, GO, AGM
5.000%, 12/01/2027	140	148
5.000%, 12/01/2028	155	166
5.000%, 12/01/2029	165	180
5.000%, 12/01/2030	120	132

		17,288

Connecticut — 1.6%
Connecticut State, Health & Educational Facilities Authority, Sacred Heart Univeristy, Ser K, RB
5.000%, 07/01/2025	1,215	1,227
Connecticut State, Housing Finance Authority, RB
3.650%, 11/15/2052 (A)	7,295	7,293
Connecticut State, SIFMA Index Project, Ser A, GO
3.850%, 03/01/2025 (A)	1,815	1,817
Norwalk, Housing Authority, Wall Street Place, RB
3.050%, 09/01/2058 (A)	3,330	3,325

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
West Haven, GO, BAM
5.000%, 02/15/2025	$230	$231
5.000%, 02/15/2026	200	204

		14,097

Delaware — 0.6%
Delaware State, Economic Development Authority, Delmarva Power & Light Company Project, RB
1.050%, 01/01/2031 (A)	5,100	5,006
Delaware State, Housing Authority, Single Family Mortgage, Ser A, RB, GNMA/FNMA/FHLMC
3.250%, 01/01/2026	285	286

		5,292

District of Columbia — 1.3%
District of Columbia, Housing Finance Agency, Cascade Park Apartments II Project, RB
3.550%, 08/01/2042 (A)	1,700	1,700
District of Columbia, Housing Finance Agency, Parcel 42 Project, RB
1.700%, 09/01/2041 (A)	7,160	7,116
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
5.000%, 10/01/2029	500	535
5.000%, 10/01/2031	1,650	1,689

		11,040

Florida — 3.6%
Alachua County, Housing Finance Authority, RB
3.300%, 12/01/2029 (A)	7,250	7,262
Florida Insurance Assistance Interlocal Agency, Ser A-1, RB
5.000%, 09/01/2028	2,000	2,065
Florida State, Citizens Property Insurance, Coastal Account, Ser A, RB
Pre-Refunded @ 100
5.000%, 12/01/2024 (B)	2,350	2,350
Hillsborough County, Industrial Development Authority, Baycare Health Systems, RB
2.150%, 11/01/2038 (A)(E)	3,500	3,500
0.900%, 11/15/2042 (A)(E)	1,000	1,000
Lee County, Industrial Development Authority, Shell Point, RB
4.000%, 11/15/2025	210	210
Miami-Dade County, Aviation Revenue, Ser A, AMT, RB
5.000%, 10/01/2028	1,500	1,583

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Miami-Dade County, Aviation Revenue, Ser B, RB
5.000%, 10/01/2025	$1,600	$1,627
Miami-Dade County, Expressway Authority, Ser B, RB
5.000%, 07/01/2028	1,000	1,001
Miami-Dade County, Housing Finance Authority, Homestead Gardens Phase I, RB
3.400%, 01/01/2045 (A)	5,000	5,002
Miami-Dade County, School Board, RB
4.500%, 01/07/2025	2,000	2,003
Palm Beach County, Educational Facilities Authority, Palm Beach Atlantic University, RB
4.000%, 10/01/2025	235	235
Pasco County, H Lee Moffitt Cancer Center & Research Institute, RB, AGM
5.250%, 09/01/2027	300	318
Polk County, Housing Finance Authority, Episcopal Catholic Apartments, RB, FHA
4.150%, 12/01/2040 (A)	3,000	3,039

		31,195

Georgia — 4.6%
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB, NATL
5.500%, 11/01/2027	2,175	2,287
Bartow County, Development Authority, Pollution Control, Georgia Power Company Plant Bowen Project, RB
2.875%, 08/01/2043 (A)	1,800	1,793
Burke County, Development Authority, Pollution Control, Georgia Power Company Plant Vogtle Project, RB
3.875%, 10/01/2032 (A)	1,000	1,009
3.300%, 12/01/2049 (A)	3,280	3,291
2.875%, 12/01/2049 (A)	4,000	3,969
Dalton, Housing Authority, Mountain Woods Apartment Project, RB, FHA
5.000%, 11/01/2027 (A)	4,032	4,165
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 06/01/2027	1,100	1,141
5.000%, 05/01/2054 (A)	6,000	6,486
4.000%, 12/01/2024	1,100	1,100
4.000%, 03/01/2026	500	501
4.000%, 09/01/2026	415	417

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia State, Main Street Natural Gas, Ser B, RB
5.000%, 06/01/2025	$650	$654
5.000%, 03/01/2026	850	865
5.000%, 09/01/2026	850	872
5.000%, 03/01/2027	400	414
4.000%, 08/01/2049 (A)	300	300
Georgia State, Main Street Natural Gas, Ser C, RB
4.000%, 03/01/2050 (A)	1,285	1,296
4.000%, 05/01/2052 (A)	1,540	1,562
4.000%, 08/01/2052 (A)(D)	4,000	4,007
Georgia State, Main Street Natural Gas, Ser D, RB
5.000%, 04/01/2054 (A)	2,260	2,433
Monroe County, Development Authority, Oglethorpe Power Company Project, RB
1.500%, 01/01/2039 (A)	750	745

		39,307

Guam — 0.1%
Guam, Antonio B. Won Pat International Airport Authority, Ser B, RB
5.000%, 10/01/2031	200	220
Guam, Waterworks Authority, Ser A, RB
5.000%, 07/01/2027	710	742

		962

Illinois — 6.7%
Berwyn, Ser A, GO
5.000%, 12/01/2024	820	820
Chicago Heights, Olympic Village Apartments Project, RB, FHA/GNMA
2.875%, 08/01/2027 (A)	2,000	1,987
Chicago, Midway International Airport, Ser B, RB
5.000%, 01/01/2030	575	630
5.000%, 01/01/2031	230	256
Chicago, Multi-Family Housing, United Yards 1A Project, RB
3.500%, 08/01/2027 (A)	1,005	1,008
Chicago, O'Hare International Airport, Ser A, AMT, RB
5.000%, 01/01/2027	1,000	1,001
Chicago, O'Hare International Airport, Ser F, RB
5.000%, 01/01/2025	985	987
Chicago, Ser A, GO
5.000%, 01/01/2027	1,265	1,304
5.000%, 01/01/2029	1,500	1,584
Chicago, Ser B-EXCHANGE, GO
4.000%, 01/01/2030	1,000	1,021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, Wastewater Transmission, RB, BAM
5.000%, 01/01/2029	$675	$731
Cook County, School District No. 233 Homewood-Flossmoor, GO
4.000%, 12/01/2024	1,605	1,605
Geneva, GO
4.000%, 02/01/2026	400	404
Granite, Solid Waste Disposal, Waste Management Inc Project, AMT, RB
1.250%, 05/01/2027	4,100	3,844
Grundy, Kendall & Will Counties, Community High School District No. 111 Minooka, GO
5.000%, 12/01/2029	2,000	2,004
Illinois State, Finance Authority, American Water Capital Corp Project, RB
3.875%, 05/01/2040 (A)	1,000	1,002
Illinois State, Finance Authority, Field Museum of Natural History, RB
4.448%, 11/01/2034 (A)	1,905	1,903
Illinois State, Finance Authority, Northshore University, RB
0.250%, 08/15/2049 (A)	4,000	4,000
Illinois State, Finance Authority, Silver Cross Hospital & Medical Centers, RB
5.000%, 08/15/2029	1,270	1,282
Illinois State, Finance Authority, Southern Illinois Healthcare Enterprises, RB
5.000%, 03/01/2028	410	424
Illinois State, Finance Authority, The Chicago School, RB
5.000%, 04/01/2027	300	312
5.000%, 04/01/2028	400	422
Illinois State, Finance Authority, University of Chicago Medical Center, Ser A, RB
5.000%, 08/15/2029 (D)	2,500	2,524
Illinois State, Finance Authority, University of Chicago Medical Center, Ser B-1, RB
5.000%, 08/15/2052 (A)	1,500	1,511
Illinois State, Finance Authority, Waste Management Inc Project, AMT, RB
4.600%, 10/01/2053 (A)	5,500	5,594
Illinois State, Housing Development Authority, Homeowner Mortgage, Ser C, RB
2.300%, 02/01/2026	1,000	979
Illinois State, Housing Development Authority, Marshall Field Garden Apartment Homes, RB, FNMA
3.860%, 05/15/2050 (A)(E)	1,000	1,001
Illinois State, Sales Tax Revenue, Ser A, RB, BAM
5.000%, 06/15/2031	1,000	1,052

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Ser A, GO
5.000%, 11/01/2026	$2,740	$2,837
Illinois State, Ser D, GO
5.000%, 11/01/2026	3,590	3,718
Illinois State, Sports Facilities Authority, RB, AGM
5.000%, 06/15/2027	1,500	1,508
Illinois State, Toll Highway Authority, Ser C, RB
5.000%, 01/01/2029	270	271
5.000%, 01/01/2036	165	165
Macon & De Witt Counties, Community Unit School District No. 2 Maroa-Forsyth, Ser C, GO, BAM
4.000%, 12/01/2025	1,260	1,269
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
4.000%, 12/15/2026	1,000	1,015
Sales Tax Securitization, RB
5.000%, 01/01/2030	1,000	1,057
Springfield, Electric Revenue, RB
5.000%, 03/01/2028	1,915	1,923
Springfield, GO
5.000%, 12/01/2027	1,200	1,269
University of Illinois, University of Illinios Health Services Facilities System, RB
5.000%, 10/01/2027	375	393
5.000%, 10/01/2028	475	505
Will County, Community Unit School District No. 201-U Crete-Monee, Ser U-A, GO, BAM
5.000%, 01/01/2028	350	368

		57,490

Indiana — 5.3%
Clark-Pleasant, Community School, GO
5.000%, 01/15/2025	1,030	1,031
Fort Wayne, Redevelopment Authority, Grand Wayne Center Project, RB
4.000%, 02/01/2025	500	500
4.000%, 08/01/2025	810	815
Indiana State, Finance Authority, Indiana University Health, RB
2.250%, 12/01/2058 (A)	7,150	7,082
Indiana State, Finance Authority, Indianapolis Power, AMT, RB
0.950%, 12/01/2038 (A)	2,000	1,926
Indiana State, Finance Authority, Southern Indiana Gas and Electric Company Projects, RB
3.550%, 05/01/2037 (A)	1,930	1,935
3.450%, 07/01/2025	14,260	14,222

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Indianapolis, Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, AMT, RB
5.000%, 01/01/2026	$1,085	$1,103
Indianapolis, Local Public Improvement Bond Bank, Ser A, RB
5.000%, 06/01/2025	650	656
Indianapolis, Local Public Improvement Bond Bank, Ser E, RB, AMBAC
0.000%, 02/01/2025 (C)	3,545	3,524
Rockport, Pollution Control, Indiana Michigan Power Company Project, Ser B, RB
3.050%, 06/01/2025	10,465	10,427
Terre Haute, Sanitary District, RB
5.250%, 09/28/2028	1,000	1,002
Westfield, Redevelopment Authority, RB
5.000%, 07/01/2027	480	504
Westfield-Washington, Multi-School Building, Ser A, RB
5.000%, 12/15/2024	1,000	1,000
Westfield-Washington, School District, GO
6.000%, 01/15/2026	340	347

		46,074

Iowa — 0.0%
Iowa State, Finance Authority, Mortgage-Backed Securities Program, Ser E, RB, GNMA/FNMA/FHLMC
2.830%, 01/01/2049 (A)	100	100

Kansas — 0.7%
Kansas State, Development Finance Authority, University of Kansas Project, Ser A, RB
5.000%, 05/01/2027	1,235	1,245
Manhattan, GO, BAM
5.000%, 06/15/2028	2,000	2,048
Valley Center, Ser 1, GO
4.375%, 12/01/2025	2,405	2,406

		5,699

Kentucky — 3.1%
Berea, Educational Facilities, Berea College, Ser B, RB
1.000%, 06/01/2029 (A)	200	200
Kentucky State, Housing Corporation, Beecher Terrace Phase IV Project, RB, FHA
5.000%, 09/01/2043 (A)	4,315	4,409
Kentucky State, Interlocal School Transportation Association, COP
4.000%, 03/01/2028	1,200	1,232

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Kentucky State, Public Energy Authority, Gas Supply, Ser C-1, RB
4.000%, 12/01/2049 (A)	$2,000	$2,005
Kentucky State, Public Energy Authority, Ser A, RB
5.000%, 07/01/2026	450	459
4.000%, 12/01/2049 (A)	7,500	7,518
Rural Water Financing Agency, RB
3.700%, 05/01/2027	2,000	2,008
Rural Water Financing Agency, Ser S, RB
3.050%, 05/01/2027	2,000	1,981
Trimble County, Environmental Facilities, AMT, RB
4.700%, 06/01/2054 (A)	750	766
Trimble County, Environmental Facilities, Louisville Gas and Electric Company Project, AMT, RB
4.700%, 06/01/2054 (A)	750	766
University of Louisville, Ser D, RB
5.000%, 03/01/2030	3,140	3,229
University of Louisville, Ser F, RB
5.000%, 03/01/2027	2,000	2,078

		26,651

Louisiana — 1.3%
Louisiana State, Gasoline & Fuels Tax Revenue, Ser A, RB
3.748%, 05/01/2043 (A)	1,950	1,944
Louisiana State, Local Government Environmental Facilities & Community Development Authority, East Baton Rouge Sewerage, Sub-Ser, RB
0.875%, 02/01/2046 (A)	2,000	1,997
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Louisiana Insurance Guaranty Association Project, RB
5.000%, 08/15/2026	1,355	1,398
5.000%, 08/15/2027	1,000	1,044
Louisiana State, Offshore Terminal Authority, Ser A, RB
4.150%, 09/01/2027	2,500	2,528
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
5.000%, 05/15/2050 (A)	1,000	1,007
St. John the Baptist Parish, Marathon Oil Project, Sub-Ser, RB
2.375%, 06/01/2037 (A)	1,000	983

		10,901

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maryland — 1.7%
Maryland State, Community Development Administration, Rosemont LP, Ser I, RB
4.375%, 01/01/2025 (D)	$6,325	$6,325
Maryland State, Health & Higher Educational Facilities Authority, Frederick Heath System, RB
5.000%, 07/01/2026	450	461
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical, RB
5.000%, 07/01/2045 (A)	6,250	6,256
Maryland State, Stadium Authority, Football Stadium, Ser A, RB
5.000%, 03/01/2026	410	421
5.000%, 03/01/2028	1,220	1,305

		14,768

Massachusetts — 2.2%
Andover, GO
4.250%, 12/13/2024	1,820	1,821
Boston, Housing Authority, Ser B, RB
5.000%, 04/01/2025	400	403
Massachusetts State, Development Finance Agency, Emmerson College, Ser A, RB
5.000%, 01/01/2025	1,580	1,581
Massachusetts State, Development Finance Agency, Partners Health Care System, RB
5.000%, 07/01/2027	1,490	1,507
3.460%, 07/01/2049 (A)(D)	6,250	6,229
Massachusetts State, Development Finance Agency, Waste Management Inc Project, AMT, RB
1.250%, 05/01/2027 (D)	2,500	2,344
Massachusetts State, Development Finance Agency, Wellforce Inc, Ser C, RB, AGM
5.000%, 10/01/2027	435	458
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2025	850	858
5.000%, 07/01/2026	1,000	1,025
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care System, Ser G, RB, AGM
3.000%, 07/01/2042 (A)	1,325	1,325
Quincy, GO
5.000%, 07/25/2025	1,000	1,012

		18,563

Michigan — 2.3%
Chippewa Valley, Schools, GO, Q-SBLF
5.000%, 05/01/2025	900	907

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Michigan State, Building Authority, RB
2.970%, 04/15/2059 (A)	$2,755	$2,755
Michigan State, Finance Authority, Henry Ford Health, Detroit South Campus, Central Utility Plant Project, RB
5.000%, 08/31/2027	355	371
Michigan State, Hospital Finance Authority, Trinity Health Credit Group, Ser C-, RB
5.000%, 12/01/2025	1,050	1,070
Michigan State, Housing Development Authority, Clark Road Senior Apartments Project, RB
4.500%, 12/01/2042 (A)	5,500	5,544
Michigan State, Housing Development Authority, Rental Housing, Ser A, RB
3.300%, 04/01/2026	6,135	6,122
Michigan State, Strategic Fund, Consumers Energy Company Project, AMT, RB
0.875%, 04/01/2035 (A)	900	826
Wayne County, Airport Authority, Ser F, AMT, RB
5.000%, 12/01/2027	2,235	2,267

		19,862

Minnesota — 2.1%
Gibbon, Independent School District No. 2365, Ser A, GO
6.000%, 02/01/2026	280	290
6.000%, 02/01/2027	200	213
Kiester, Ser A, GO
3.625%, 12/01/2026	1,710	1,719
Maple Grove, Health Care Facilities Revenue, North Memorial Health Care, RB
5.000%, 09/01/2029	2,830	2,851
Minneapolis, Allina Health System, Ser A, RB
5.000%, 11/15/2052 (A)	2,000	2,132
Minneapolis, Fairview Health Services, Ser A, RB
5.000%, 11/15/2026	1,310	1,326
Minneapolis-St. Paul, Metropolitan Airports Commission, Sub-Ser S, AMT, RB
5.000%, 01/01/2025	750	751
5.000%, 01/01/2026	450	457
Minnesota State, Higher Education Facilities Authority, Ser A, RB
5.000%, 10/01/2025	335	340

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Minnesota State, Housing Finance Agency, Ser C, AMT, RB, GNMA/FNMA/FHLMC
1.200%, 01/01/2027	$570	$532
1.050%, 07/01/2026	1,145	1,088
0.950%, 01/01/2026	1,140	1,097
0.875%, 07/01/2025	1,130	1,106
0.800%, 01/01/2025	565	563
Minnesota State, Municipal Gas Agency, Ser A, RB
4.000%, 12/01/2024	1,500	1,500
Roseville, Independent School District No. 623, Ser A, COP
5.000%, 04/01/2026	500	508
Southern Minnesota, Municipal Power Agency, Ser A, RB, NATL
0.000%, 01/01/2025 (C)	1,495	1,490

		17,963

Mississippi — 0.5%
Warren County, Environmental Improvement Revenue, International Paper Co Project, AMT, RB
1.600%, 08/01/2027 (A)	2,000	1,974
Warren County, Gulf Opportunity Zone Revenue, International Paper Co Project, RB
1.375%, 08/01/2027 (A)	2,500	2,465

		4,439

Missouri — 1.6%
Barry County, Law Enforcement Center Project, COP
5.000%, 10/01/2027	580	602
Jackson County, RB
5.000%, 12/01/2027	1,110	1,178
Missouri State, Environmental Improvement & Energy Resources Authority, Kansas City Power & Light Company Project, Ser R, AMT, RB
3.500%, 05/01/2038 (A)	9,650	9,611
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
5.000%, 11/15/2026	620	638
Missouri State, Public Utilities Commission, RB
4.000%, 12/01/2024 (F)	2,000	2,000

		14,029

Nebraska — 0.5%
Central Plains, Energy Project, Ser A, RB
5.000%, 05/01/2054 (A)	1,000	1,063

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Douglas County, Hospital Authority No. 3, Nebraska Methodist Health System, RB
5.000%, 11/01/2027	$1,260	$1,278
Gretna, COP
5.000%, 12/15/2025	2,000	2,003

		4,344

New Hampshire — 0.5%
New Hampshire State, Housing Finance Authority, Ser 4, RB, FHA
3.700%, 01/01/2027	1,870	1,888
3.625%, 04/01/2026	1,750	1,763
New Hampshire State, National Finance Authority, Pollution Control, New York State Electric & Gas Corporation Project, AMT, RB
4.000%, 12/01/2028	525	529

		4,180

New Jersey — 2.2%
Bergen County, Improvement Authority, RB
4.500%, 05/28/2025	1,250	1,260
Jersey City, Municipal Utilities Authority, Sewer Projects, Ser B, RB
5.000%, 05/01/2025	2,000	2,013
New Jersey State, Economic Development Authority, Municipal Rehabilitation, Ser S, RB
5.250%, 04/01/2026 (A)	3,500	3,601
New Jersey State, Economic Development Authority, School Facilities Construction, RB
4.110%, 09/01/2025 (A)	1,050	1,052
New Jersey State, Economic Development Authority, School Facilities Construction, Ser GGG, RB
5.250%, 09/01/2025 (D)	1,000	1,015
New Jersey State, Economic Development Authority, Ser A, RB
4.125%, 06/15/2026	860	864
New Jersey State, GO
5.000%, 06/01/2027	1,045	1,103
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas, RB
5.000%, 07/01/2029	1,830	1,886
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2025	2,850	2,890
New Jersey State, Transportation Trust Fund Authority, Ser C, RB, AGM
0.000%, 12/15/2029 (C)	1,390	1,181

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Turnpike Authority, Ser A, RB
5.000%, 01/01/2033	$1,200	$1,246
Passaic, Ser A, GO
5.000%, 08/01/2025	700	708

		18,819

New Mexico — 0.1%
Farmington, Pollution Control Revenue Bonds, San Juan Project, RB
3.900%, 06/01/2040 (A)	1,000	1,020

New York — 4.8%
Buffalo, Municipal Housing Authority, RB, FHA
2.650%, 07/01/2031	690	624
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2052 (A)	3,440	3,586
3.000%, 09/01/2049 (A)	4,470	4,419
0.850%, 09/01/2050 (A)	2,000	1,952
Long Island, Power Authority, Ser C, RB
3.310%, 09/01/2038 (A)	1,585	1,580
Lowville, GO
5.375%, 08/21/2025	1,000	1,003
Metropolitan New York, Transportation Authority, Ser A2, RB
5.000%, 11/15/2027	1,500	1,550
Monroe County, Industrial Development, Rochester Regional Health Project, RB
5.000%, 12/01/2024	550	550
New York City, Housing Development Authority, RB, FHA
3.400%, 11/01/2062 (A)	5,000	5,005
0.600%, 05/01/2061 (A)	2,945	2,886
New York City, Housing Development Authority, Ser E-2, RB
3.800%, 11/01/2063 (A)	3,000	3,042
New York City, Ser A, GO
5.000%, 08/01/2030	1,250	1,399
New York City, Water & Sewer System, Finance Authority, Sub-Ser, RB
0.750%, 06/15/2033 (A)	700	700
New York State, Dormitory Authority, Northwell Health Obligated Group, RB
5.000%, 05/01/2025	870	876
New York State, Housing Finance Agency, Ser A-2, RB
3.450%, 06/15/2054 (A)	1,000	1,005
New York State, Housing Finance Agency, Sustainability Bonds, RB, FHA
3.450%, 05/01/2062 (A)	1,000	1,000
New York State, Housing Finance Agency, Sustainability Bonds, Ser J, RB, FHA
0.750%, 05/01/2025	1,245	1,225

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, AMT, RB
5.000%, 12/01/2026	$1,000	$1,030
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, RB
5.000%, 12/01/2025	800	814
5.000%, 12/01/2026	1,000	1,037
Niagara, Frontier Transportation Authority, AMT, RB
5.000%, 04/01/2028	1,045	1,089
North Hempstead, Ser B, GO
4.000%, 09/19/2025	3,000	3,027
Tompkins-Seneca-Tioga, Board of Cooperative Educational Services, RB
4.250%, 06/30/2025	830	836
Triborough, Bridge & Tunnel Authority, Sub-Ser, RB
5.000%, 05/15/2050 (A)	1,500	1,545

		41,780

North Carolina — 0.4%
Charlotte-Mecklenburg, Hospital Authority, Ser C-REM, RB
3.450%, 01/15/2048 (A)	1,000	1,002
Charlotte-Mecklenburg, Hospital Authority, Ser E, RB
0.800%, 01/15/2048 (A)	1,000	973
Columbus County, Industrial Facilities & Pollution Control Financing Authority, International Paper Co Project, RB
1.375%, 05/01/2034 (A)	1,000	986
Mecklenburg County, Hospital Authority, Ser E, RB, AGM
0.650%, 01/15/2044 (A)(E)	220	220

		3,181

North Dakota — 0.6%
Cass County, Joint Water Resource District, Ser A, RB
3.450%, 04/01/2027	5,000	5,007
Grand Forks, Altru Health System, Ser A, RB, AGM
5.000%, 12/01/2026	100	104
5.000%, 12/01/2027	125	131
5.000%, 12/01/2028	125	133

		5,375

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ohio — 3.6%
Allen County, Hospital Facilities Revenue, RB
5.000%, 10/01/2049 (A)	$3,500	$3,660
American Municipal Power, Electrical System Improvement, Wapakoneta, RB
4.500%, 06/19/2025	2,000	2,011
Cuyahoga County, Convention Hotel Project, COP
5.000%, 12/01/2026	845	878
Cuyahoga, Metropolitan Housing Authority, Carver Park Phase III Project, RB, FHA
4.000%, 06/01/2026 (A)	6,500	6,508
Dayton, School District, COP
3.000%, 12/01/2025	170	170
Huber Heights, Ser B, GO
4.500%, 07/10/2025	2,000	2,016
Lancaster, Port Authority, Ser A, RB
5.000%, 08/01/2049 (A)	3,700	3,710
Lorain County, Ser C, GO
4.250%, 12/05/2025	1,000	1,001
Montgomery, GO
4.500%, 06/10/2025	1,000	1,006
Ohio State, Air Quality Development Authority, Duke Energy, AMT, RB
4.250%, 11/01/2039 (A)	1,500	1,523
Ohio State, Higher Educational Facility Commission, Xavier University 2024 Project, RB
5.000%, 05/01/2026	525	538
5.000%, 05/01/2028	700	739
5.000%, 05/01/2030	540	584
Ohio State, Housing Finance Agency, Hitchcock Housing, Ser A, RB, FHA
5.000%, 04/01/2027 (A)	1,300	1,329
Ohio State, Housing Finance Agency, Riverview San Marco Apartments, RB, FHA
5.000%, 08/01/2026 (A)	2,140	2,167
Ohio State, Housing Finance Agency, Terrace Gardens, Ser A, RB, FHA
4.000%, 12/01/2027 (A)	3,075	3,113

		30,953

Oklahoma — 2.3%
Creek County, Educational Facilities Authority, Bristow Public Schools Project, RB
5.000%, 09/01/2025	1,645	1,663
Oklahoma State, Development Finance Authority, Ser A, RB
5.000%, 08/15/2031	810	817

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Payne County, Economic Development Authority, Stillwater Public Schools Project, RB, BAM
5.000%, 09/01/2028	$2,000	$2,142
Tulsa, Ser A, GO
0.050%, 01/01/2026	9,095	8,771
0.050%, 01/01/2027	5,735	5,369
University of Oklahoma, Ser A, RB, BAM
5.000%, 07/01/2026	330	341
Washington County, Educational Facilities Authority, Dewey Public Schools Project, RB
5.000%, 09/01/2025	400	404

		19,507

Oregon — 1.3%
Deschutes & Jefferson Counties, School District No. 2J Redmond, GO
0.000%, 06/15/2025 (C)	555	545
Lane County, School District No. 1 Pleasant Hill, Ser B-CABS, GO
0.000%, 06/15/2027 (C)	350	323
Marion & Polk County, Salem-Keizer School District No. 24J, Ser B, GO
0.000%, 06/15/2025 (C)	2,070	2,034
0.000%, 06/15/2026 (C)	3,270	3,117
Multnomah County, School District No. 40, Ser A, GO
0.000%, 06/15/2026 (C)	250	239
0.000%, 06/15/2028 (C)	395	355
Oregon State, Business Development Commission, Intel Corporation Project, Ser 232-RE, RB
3.800%, 12/01/2040 (A)	1,000	1,011
Port of Portland, Airport Revenue, Ser THIRTY-B, AMT, RB
5.000%, 07/01/2027	665	691
Salem, Hospital Facility Authority, Capital Manor Project, RB
5.000%, 05/15/2025	130	131
Washington Multnomah & Yamhill Counties, Hillsboro School District No. 1J, GO
5.000%, 06/15/2026	2,645	2,732

		11,178

Pennsylvania — 2.7%
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center, Ser Senior D2-E-REMK, RB
3.560%, 11/15/2047 (A)	3,000	2,975
Bethlehem, School District Authority, RB
3.459%, 01/01/2032 (A)	570	567

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Dallastown Area, School District, GO
5.000%, 04/15/2027	$520	$523
Lehigh County, Industrial Development Authority, PPL Electric Utilities, RB
2.625%, 02/15/2027	1,000	991
Lycoming County, College Revenue Authority, Lycoming College Project, RB
3.850%, 11/01/2035 (A)	2,000	2,003
Monroeville, Finance Authority, University of Pittsburgh Medical Center, Ser C, RB
5.000%, 05/15/2028	570	609
Parkland, School District, Ser A, GO
4.000%, 02/01/2025	100	100
Pennsylvania State University, Ser B, RB
5.000%, 09/01/2033	2,550	2,627
Pennsylvania State, Economic Development Financing Authority, Rapid Bridge Replacement Project, AMT, RB
5.000%, 12/31/2030	640	654
Pennsylvania State, GO
5.000%, 01/01/2028	3,460	3,604
5.000%, 08/15/2030	2,000	2,241
Pennsylvania State, Housing Finance Agency, Ser 120, RB
2.350%, 04/01/2027	1,295	1,250
Pennsylvania State, Turnpike Commission, RB
3.710%, 07/15/2041 (A)	2,500	2,501
Pennsylvania State, Turnpike Commission, Ser A, RB
4.000%, 12/01/2025	1,075	1,086
Philadelphia, Industrial Development Authority, Life Donor Program, RB
2.860%, 12/01/2034 (A)(E)	155	155
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2027	1,155	1,214
Philadelphia, School District, Ser F, GO
5.000%, 09/01/2029	295	303

		23,403

Rhode Island — 0.6%
Pawtucket, GO
4.500%, 10/24/2025	4,000	4,033
Providence, Public Building Authority, Capital Improvement Program Projects, RB, AGC
5.000%, 09/15/2029	850	921

		4,954

South Carolina — 0.1%
South Carolina State, Public Service Authority, Santee Cooper, Ser A, RB
5.000%, 12/01/2030	675	747

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tennessee — 3.0%
Chattanooga, Health Educational & Housing Facility Board, One Westside Phase 1B Project, RB
3.600%, 06/01/2048 (A)	$2,500	$2,524
Chattanooga, Health Educational & Housing Facility Board, Shallowford Project, RB
3.800%, 12/01/2029 (A)	2,000	2,024
Johnson City, Health & Educational Facilities Board, Ballad Health, Ser A, RB
5.000%, 07/01/2027	400	418
5.000%, 07/01/2028	400	424
Knox County, Health Educational & Housing Facility Board, Westview Towers Project, RB, FHA
3.950%, 12/01/2027 (A)	500	503
Memphis, Health Educational & Housing Facility Board, Tillman Cove Apartments, RB, FHA
4.000%, 12/01/2024	1,000	1,000
Nashville & Davidson County, Metropolitan Government, Health & Educational Facilities Board, 4th & Shelby Apartments Project, RB
5.000%, 06/01/2029 (A)	2,800	2,970
Tennergy, Gas Supply, Ser A, RB
5.500%, 10/01/2053 (A)	1,000	1,082
Tennergy, RB
5.000%, 06/01/2028	275	290
5.000%, 06/01/2029	825	877
5.000%, 10/01/2054 (A)	7,500	7,974
Tennergy, Ser A, RB
5.500%, 12/01/2027	750	788
5.250%, 12/01/2026	700	721
Tennessee State, Housing Development Agency, RB
3.500%, 07/01/2055 (A)	1,000	1,000
Williamson County, Industrial Development Board, Wood Duck Court Apartments, RB, FHA
5.000%, 05/01/2042 (A)	3,060	3,167

		25,762

Texas — 14.8%
Arlington, Higher Education Finance, Trinity Basein Preparatory, RB, PSF-GTD
5.000%, 08/15/2026	320	332
Arlington, Housing Finance, RB
4.500%, 04/01/2041 (A)	5,000	5,074
3.500%, 11/01/2043 (A)	11,000	11,014
Central Texas, Turnpike System, Ser B, RB
5.000%, 08/15/2042 (A)	3,000	3,234

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Clear Creek, Independent School District, Ser B-REMK, GO, PSF-GTD
3.600%, 02/15/2035 (A)	$1,500	$1,503
Conroe, Municipal Management District No. 1, GO, BAM
6.500%, 09/01/2025	670	685
6.500%, 09/01/2026	390	411
6.500%, 09/01/2027	635	688
6.500%, 09/01/2028	245	272
Dallas City, Housing Finance Corporation, Multifamily Housing Revenue, Rosemont at Ash Creek Apartments, RB, FHA
5.000%, 07/01/2026 (A)	2,750	2,794
Dallas City, Housing Finance Corporation, Multifamily Housing Revenue, The Positano, RB, FHA
5.000%, 09/01/2026 (A)	2,235	2,264
Dallas City, Kay Bailey Hutchinson Convention Center, Special Tax
6.000%, 08/15/2053 (A)(D)	1,500	1,505
Denton County, GO
4.000%, 07/15/2027	740	740
Denton, Independent School District, GO, PSF-GTD
5.000%, 08/15/2026	1,025	1,065
Ector County, Independent School District, Ser B, GO, PSF-GTD
4.000%, 08/15/2049 (A)	1,000	1,024
El Paso, Independent School District, Ser R, GO
5.000%, 02/01/2040 (A)	1,960	1,998
Fort Bend County, GO
5.000%, 03/01/2025	2,425	2,437
Fort Bend County, Municipal Utility District No. 162, GO, BAM
5.500%, 09/01/2027	520	553
Fort Bend, Independent School District, Ser B, GO, PSF-GTD
4.000%, 08/01/2054 (A)	2,000	2,044
0.875%, 08/01/2050 (A)	750	737
0.720%, 08/01/2051 (A)	825	779
Galveston, Wharves & Terminal Revenue, Ser B, RB
5.000%, 08/01/2028	250	267
5.000%, 08/01/2029	300	325
5.000%, 08/01/2030	300	328
Greater Texoma, Utility Authority, RB, AGM
4.000%, 10/01/2027	385	396
4.000%, 10/01/2028	525	544
Hale Center, Education Facilities, Wayland Baptist University Project, RB
5.000%, 03/01/2025	450	451

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Harris County, Cultural Education Facilities Finance, Texas Children's Hospital Project, RB
2.150%, 10/01/2045 (A)(E)	$2,400	$2,400
Harris County, Cultural Education Facilities Finance, Texas Medical Center, Ser A, RB
0.900%, 05/15/2050 (A)	1,000	985
Harris County, Houston Sports Authority, Ser B, RB, AGC
5.000%, 11/15/2025	585	595
5.000%, 11/15/2026	740	766
Harris County, Municipal Utility District No. 1, GO, AGM
4.000%, 09/01/2025	635	639
4.000%, 09/01/2026	665	677
4.000%, 09/01/2027	695	711
4.000%, 09/01/2028	725	745
4.000%, 09/01/2029	755	774
Harris County, Municipal Utility District No. 165, GO, BAM
5.500%, 03/01/2026	305	313
5.500%, 03/01/2027	320	334
5.500%, 03/01/2028	335	356
5.125%, 03/01/2029	350	373
5.000%, 03/01/2030	365	390
Harris County, Municipal Utility District No. 238, GO, NATL
4.000%, 04/01/2030	710	715
Harris County, Municipal Utility District No. 502, GO, BAM
7.250%, 09/01/2025	455	468
7.250%, 09/01/2026	470	502
7.250%, 09/01/2027	480	531
7.250%, 09/01/2028	495	565
Harris-Waller Counties, Municipal Utility District No. 4, GO, AGC
6.500%, 11/01/2026	695	734
6.500%, 11/01/2027	735	799
6.500%, 11/01/2028	765	852
6.500%, 11/01/2029	805	917
6.500%, 11/01/2030	840	978
Harris-Waller Counties, Municipal Utility District No. 4, GO, BAM
7.250%, 11/01/2025	115	119
7.250%, 11/01/2026	230	246
7.250%, 11/01/2027	350	387
7.250%, 11/01/2028	345	394
7.250%, 11/01/2029	390	458

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Highway 380, Municipal Management District No. 1, GO, BAM
5.500%, 05/01/2026	$360	$370
5.500%, 05/01/2027	375	394
5.500%, 05/01/2028	390	417
5.500%, 05/01/2029	405	440
5.000%, 05/01/2030	420	453
Houston, East Downtown, Redevelopment Authority, TA
5.000%, 09/01/2025	295	297
Houston, Hotel Occupancy Tax & Special Revenue, RB
5.000%, 09/01/2025	1,000	1,002
5.000%, 09/01/2030	1,000	1,001
Houston, Independent School District, GO, PSF-GTD
3.500%, 06/01/2039 (A)	4,090	4,097
Katy, Independent School District, GO, PSF-GTD
4.000%, 08/15/2050 (A)	2,195	2,227
Kaufman County, Municipal Utility District No. 5, GO, BAM
5.000%, 03/01/2025	285	286
5.000%, 03/01/2026	300	306
5.000%, 03/01/2028	305	321
Kermit, Independent School District, GO, PSF-GTD
5.000%, 02/15/2025	200	201
Kilgore, Independent School District, GO, PSF-GTD
2.000%, 02/15/2052 (A)	2,190	2,169
Midland County, Hospital District, Ser A, RB, BAM
5.000%, 05/15/2029	800	870
Montgomery County, Municipal Utility District No. 140, GO, AGM
5.750%, 09/01/2026	175	182
5.750%, 09/01/2027	185	196
5.750%, 09/01/2028	195	210
5.750%, 09/01/2029	205	224
5.375%, 09/01/2030	220	239
Montgomery County, Municipal Utility District No. 186, GO, AGM
5.500%, 12/01/2026	250	263
5.500%, 12/01/2027	250	269
5.500%, 12/01/2028	250	275
5.250%, 12/01/2029	250	277
5.000%, 12/01/2030	250	278
New Caney, Independent School District, GO, PSF-GTD
4.000%, 02/15/2050 (A)	3,400	3,480
North Hays County, Municipal Utility District No. 1, GO, BAM
3.000%, 08/15/2025	335	333

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Texas, Tollway Authority, Ser A, RB
5.000%, 01/01/2026	$1,905	$1,949
5.000%, 01/01/2027	1,665	1,743
Northside, Independent School District, Ser B, GO, PSF-GTD
3.450%, 08/01/2054 (A)	3,500	3,527
Plainview, Independent School District, Ser B-REMK, GO, PSF-GTD
4.000%, 02/15/2050 (A)	1,310	1,321
Port Arthur, Port Authority, GO, BAM
5.000%, 02/15/2026	200	205
Pottsboro, Independent School District, GO, PSF-GTD
4.000%, 02/15/2052 (A)	2,100	2,157
Prosper, Independent School District, GO, PSF-GTD
3.000%, 02/15/2053 (A)	3,045	3,039
Rankin, Independent School District, GO, PSF-GTD
5.000%, 02/15/2025	2,000	2,007
San Antonio, Electric & Gas Systems Revenue, RB
3.730%, 02/01/2048 (A)	2,500	2,498
3.650%, 02/01/2053 (A)	1,000	1,008
San Antonio, Water System, Ser 2013F-REMK, RB
1.000%, 05/01/2043 (A)	1,120	1,052
Sinton, Independent School District, GO, PSF-GTD
4.000%, 08/15/2051 (A)	1,000	1,004
Tarrant County, Cultural Education Facilities Finance, Baylor Scott & White Health Project, RB
5.000%, 11/15/2052 (A)	1,105	1,130
Tarrant County, Cultural Education Facilities Finance, Buckner Retirement Services Project, RB
5.000%, 11/15/2025	1,370	1,378
Texas State, Affordable Housing Corporation, Norman Commons, RB
3.625%, 01/01/2045 (A)	940	946
Texas State, Department of Housing & Community Affairs, Multifamily Housing, Gulfway Manor, RB, FHA
3.250%, 08/01/2028 (A)	3,600	3,597
Texas State, Department of Housing & Community Affairs, Multifamily Housing, Palladium Old FM 471, RB
3.050%, 09/01/2029 (A)	3,495	3,478
Texas State, Municipal Gas Acquisition & Supply I, Ser Senior B, RB
4.190%, 12/15/2026 (A)	975	975

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas State, Municipal Gas Acquisition & Supply II, Ser C, RB
4.117%, 09/15/2027 (A)	$4,975	$4,975
Texas State, Municipal Gas Acquisition & Supply IV, Ser A, RB
5.250%, 01/01/2026	1,000	1,019
5.250%, 01/01/2028	3,185	3,359
Texas State, Municipal Gas Acquisition & Supply V, RB
5.000%, 01/01/2026	450	457
5.000%, 01/01/2027	750	775
Williamson County, Municipal Utility District No. 19a, Ser A, GO, BAM
4.500%, 08/15/2025	250	252

		127,115

Utah — 0.5%
Cache County, School District, GO
4.000%, 06/15/2030	1,500	1,523
Ogden, School District, GO
5.000%, 06/15/2026	1,250	1,292
Salt Lake City, Airport Revenue, Ser A, AMT, RB
5.000%, 07/01/2026	200	205
Utah State, Charter School Finance Authority, Summit Academy, Ser A, RB
5.000%, 04/15/2027	250	259
5.000%, 04/15/2029	200	212
5.000%, 04/15/2030	215	231
Utah State, Housing Corporation, Promontory Place Apartments, RB
3.400%, 02/01/2028 (A)	1,000	1,002

		4,724

Virgin Islands — 0.3%
Virgin Islands, Matching Fund, Special Purpose Securitization, Ser A, RB
5.000%, 10/01/2026	2,425	2,482

Virginia — 1.7%
Fairfax County, Redevelopment & Housing Authority, Dominion Square North Project, RB
5.000%, 01/01/2045 (A)	5,550	5,753
Harrisonburg, Redevelopment & Housing Authority, Wesley Apartments Project, RB
4.000%, 12/01/2028 (A)	1,650	1,676
Isle of Wight County, Economic Development Authority, RB, AGM
5.000%, 07/01/2029	500	542
5.000%, 07/01/2030	550	604

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virginia State, Housing Development Authority, RB
3.625%, 07/01/2055 (A)	$2,000	$2,000
Virginia State, Housing Development Authority, Ser C, RB
3.900%, 01/01/2030	315	320
3.800%, 07/01/2029	355	361
Virginia State, Small Business Financing Authority, Pure Salmon Virginia LLC Project, AMT, RB
4.000%, 11/01/2052 (A)	2,000	2,002
Virginia State, Small Business Financing Authority, The Obligated Group of National Senior Campuses Inc, RB
5.000%, 01/01/2025	1,000	1,001

		14,259

Washington — 2.0%
Central Puget Sound, Regional Transit Authority, Motor Vehicle Sales & Use Tax, Ser 2015S, RB
3.060%, 11/01/2045 (A)	6,000	5,950
King County, School District No. 405 Bellevue, GO
5.000%, 12/01/2024	2,200	2,200
Port of Seattle, AMT, RB
5.000%, 08/01/2026	1,525	1,565
5.000%, 07/01/2029	510	544
Port of Seattle, Ser A, AMT, RB
5.000%, 05/01/2029	1,595	1,648
Seattle, Housing Authority, Northgate Plaza Project, RB
1.000%, 06/01/2026	1,000	955
Skagit County, Public Hospital District No. 1, RB
4.000%, 12/01/2026	1,000	1,007
Snohomish County, School District No. 15 Edmonds, GO
5.000%, 12/01/2024	1,000	1,000
Washington State, Health Care Facilities Authority, Commonspirit Health, Ser B-, RB
5.000%, 08/01/2049 (A)	2,000	2,005
Washington State, Housing Finance Commission, Emerald Heights Project, Ser A, RB
5.000%, 07/01/2025	350	352

		17,226

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
West Virginia — 1.5%
West Virginia State, Economic Development Authority, Appalachian Power Company Amos Project, RB
3.750%, 12/01/2042 (A)	$10,000	$10,009
3.375%, 03/01/2040 (A)	1,000	996
West Virginia State, Housing Development Fund, Multifamily Housing, Five Points, RB
5.000%, 03/01/2027 (A)	2,315	2,363

		13,368

Wisconsin — 3.9%
Clayton Town, Winnebago County, Ser B, RB
2.000%, 06/01/2026	1,155	1,120
Dane County, Airport Project, AMT, GO
5.000%, 06/01/2025	2,015	2,032
5.000%, 06/01/2026	2,120	2,170
5.000%, 06/01/2027	2,230	2,317
Fort Atkinson, GO
4.000%, 02/01/2027	340	348
Milwaukee, Ser B3, GO
4.000%, 03/15/2028	1,115	1,118
Milwaukee, Ser N3, GO, AGM
5.000%, 04/01/2029	1,000	1,084
Milwaukee, Ser N-4, GO
5.000%, 04/01/2029	885	953
PMA Levy & Aid Anticipation Notes Program, Ser A, RB
5.000%, 09/24/2025	1,500	1,524
University of Wisconsin, Hospitals & Clinics, Ser A, RB
5.000%, 04/01/2025	870	875
Watertown, RB
4.000%, 10/01/2025	1,225	1,227
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, Ser S, RB
5.000%, 08/15/2054 (A)	1,000	1,027
Wisconsin State, Health & Educational Facilities Authority, Forensic Science & Protective Medicine Collaboration Project, RB
5.000%, 08/01/2027 (D)	4,500	4,596
Wisconsin State, Health & Educational Facilities Authority, Rogers Memorial Hospital, RB
5.000%, 07/01/2029	310	310
Wisconsin State, Health & Educational Facilities Authority, UnityPoint Health, Ser A, RB
5.000%, 12/01/2028	1,300	1,301

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Short Duration Municipal Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Housing & Economic Development Authority, Multifamily Housing, The Intersect Project, Ser I, RB
5.000%, 11/01/2058 (A)	$1,250	$1,297
Wisconsin State, Housing & Economic Development Authority, Ser A, RB
0.700%, 09/01/2025	1,245	1,210
0.650%, 03/01/2025	1,700	1,686
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
3.750%, 11/01/2055 (A)	3,500	3,505
Wisconsin State, Public Finance Authority, Duke Energy Progress Project, RB
3.300%, 10/01/2046 (A)	1,000	1,000
Wisconsin State, Public Finance Authority, Waste Management Inc Project, AMT, RB
1.100%, 04/01/2033 (A)	3,000	2,896

		33,596

Wyoming — 0.2%
Sublette County, Hospital District, Hospital Contruction Project, Ser A, RB
5.000%, 06/15/2026	2,000	2,001

Total Municipal Bonds
(Cost $874,234) ($ Thousands)		870,033

Total Investments in Securities — 101.0%
(Cost $874,234) ($ Thousands)		$870,033

Percentages are based on Net Assets of $861,202 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)	Zero coupon security.
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2024, the value of these securities amounted to $30,039 ($ Thousands), representing 3.5% of the Net Assets of the Fund.

(E)	Securities are held in connection with a letter of credit issued by a major bank.
(F)	Security is escrowed to maturity.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

California Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.2%
California — 98.6%
ABAG, Finance Authority for Nonprofit, Windemere Ranch Infrastructure Project, Ser A, Special Tax, AGM
5.000%, 09/02/2025	$990	$1,005
Anaheim, Housing & Public Improvements Authority, Electric Utility Generation System Improvements, Ser S, RB
5.000%, 10/01/2034	1,000	1,056
Anaheim, Redevelopment Agency Successor Agency, Ser A, TA
5.000%, 02/01/2027	1,000	1,053
Bay Area Toll Authority, Ser F-2, RB
5.000%, 04/01/2036	1,000	1,152
Bay Area Toll Authority, Sub-Ser S-11, RB
5.000%, 04/01/2036	2,000	2,376
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Ser B, AMT, RB
5.000%, 07/01/2032	4,215	4,618
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.250%, 11/01/2054 (A)	4,000	4,314
5.000%, 02/01/2055 (A)	4,500	4,929
5.000%, 08/01/2055 (A)	2,000	2,166
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	5,000	5,087
California State, Community Choice Financing Authority, Clean Energy Project, Ser D, RB
5.500%, 05/01/2054 (A)	2,000	2,139
California State, Educational Facilities Authority, Chapman University Project, Ser A, RB
5.000%, 04/01/2029	400	438
5.000%, 04/01/2030	425	474
5.000%, 04/01/2031	470	532
California State, Educational Facilities Authority, Stanford University Project, Ser V-3, RB
5.000%, 06/01/2033	2,055	2,451
California State, GO
5.000%, 08/01/2028	2,665	2,826
5.000%, 08/01/2031	5,500	5,844
5.000%, 11/01/2031	7,500	8,437
5.000%, 09/01/2032	1,000	1,157
5.000%, 09/01/2035	1,000	1,165
5.000%, 10/01/2035	5,000	5,788
4.000%, 08/01/2034	4,000	4,362
4.000%, 08/01/2035	2,500	2,525

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, GO, AGM
5.250%, 08/01/2032	$2,000	$2,328
California State, Health Facilities Financing Authority, Adventis Health System, Ser S, RB
5.000%, 12/01/2036	2,500	2,759
5.000%, 12/01/2037	3,180	3,492
California State, Health Facilities Financing Authority, Children's Hospital of Orange County, RB
5.000%, 11/01/2027	1,500	1,608
5.000%, 11/01/2054 (A)	1,000	1,127
California State, Health Facilities Financing Authority, City of Hope Project, RB
5.000%, 11/15/2027	1,200	1,201
California State, Health Facilities Financing Authority, Common Spirit Health, Ser A, RB
5.000%, 12/01/2035	1,000	1,163
5.000%, 12/01/2036	1,000	1,158
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser 2006-C, RB
5.000%, 06/01/2041 (A)	4,000	4,421
California State, Health Facilities Financing Authority, St. Joseph Health System, RB
5.000%, 10/01/2039 (A)	1,500	1,563
California State, Health Facilities Financing Authority, Stanford Health Care, RB
3.000%, 08/15/2054 (A)	2,000	2,000
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB
5.000%, 11/15/2027	1,000	1,073
California State, Housing Finance Agency, Ser 2, RB
4.000%, 03/20/2033	875	884
California State, Housing Finance Agency, Ser A, RB
4.250%, 01/15/2035	1,377	1,424
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, RB
5.000%, 11/01/2030	3,000	3,427
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, Ser B, RB
5.000%, 11/01/2029	2,125	2,346
California State, Infrastructure & Economic Development Bank, California Academy of Sciences, RB
3.250%, 08/01/2029	3,000	3,020

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Infrastructure & Economic Development Bank, National Charter School Revolving Loan Fund, RB
5.000%, 11/01/2035	$850	$978
5.000%, 11/01/2037	465	530
California State, Infrastructure & Economic Development Bank, National Charter School Revolving Loan Fund, Ser B, RB
5.000%, 11/01/2031	535	602
5.000%, 11/01/2032	850	965
California State, Municipal Finance Authority, Community Medical Centers, Ser A, RB
5.000%, 02/01/2025	1,000	1,002
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser A, RB
5.000%, 07/01/2025	500	503
5.000%, 07/01/2027	1,170	1,219
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser B, RB
5.000%, 07/01/2026	450	459
California State, Municipal Finance Authority, Humangood Obligation Group, Ser A, RB
4.000%, 10/01/2029	1,260	1,270
California State, Municipal Finance Authority, Ignatius College Prep, Ser A, RB
5.000%, 09/01/2034	500	591
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
5.000%, 05/15/2029	700	757
5.000%, 05/15/2030	900	986
California State, Municipal Finance Authority, RB
5.000%, 11/15/2034	1,275	1,428
5.000%, 11/15/2035	1,340	1,492
5.000%, 11/15/2036	1,410	1,566
California State, Municipal Finance Authority, Republic Services Inc Project, AMT, RB
4.375%, 09/01/2053 (A)	2,000	2,091
California State, Municipal Finance Authority, UCR North District, Phase 1 Student Project, RB, BAM
5.000%, 05/15/2026	500	513
California State, Municipal Finance Authority, Waste Management Project, Ser A, RB
1.300%, 02/01/2039 (A)(B)	2,000	1,992

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Public Finance Authority, Healthcare Obligated Group, RB
5.000%, 08/01/2033	$1,550	$1,833
California State, Public Works Board, May Lee State Office Complex, Ser S, RB
5.000%, 04/01/2036	750	879
California State, Public Works Board, Various Capital Projects, RB
5.000%, 12/01/2035	2,000	2,303
California State, Public Works Board, Various Capital Projects, Ser B, RB
Pre-Refunded @ 100
5.000%, 10/01/2027 (C)	120	128
California State, Statewide Communities Development Authority, John Muir Health, Ser A, RB
5.000%, 12/01/2035	1,250	1,472
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser 2004-M, RB
5.000%, 04/01/2038 (A)	4,000	4,419
California State, Statewide Communities Development Authority, Student Housing, University of California, Irvine Campus Apartments, RB, BAM
4.000%, 05/15/2046	1,000	977
California State, University Revenue Systemwide, Ser 2016B-2, RB
0.550%, 11/01/2049 (A)	3,000	2,824
California State, Various Purpose, GO
5.000%, 03/01/2029	1,300	1,425
5.000%, 10/01/2029	5,000	5,539
5.000%, 10/01/2030	1,230	1,357
Chabot-Las Positas, Community College District, Ser B, GO
3.000%, 08/01/2030	1,250	1,248
FHLMC Multifamily Certificates, Relating to Municipal Securities, Ser M-049, RB
3.050%, 04/15/2034	1,335	1,230
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2025 (D)	2,365	2,390
5.000%, 06/01/2026 (D)	1,500	1,552
Hesperia Community, Redevelopment Agency Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2029	2,275	2,470
Indio, Electric Financing Authority, Ser A, RB
5.000%, 01/01/2033	130	149
5.000%, 01/01/2034	175	201
5.000%, 01/01/2035	135	155

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Inglewood, Redevelopment Agency Successor Agency, Merged Redevelopment Project, Sub-Ser, TA, BAM
5.000%, 05/01/2026	$500	$515
Long Beach, Bond Finance Authority, RB
5.000%, 08/01/2035	500	586
Long Beach, Harbor Revenue, Ser C, AMT, RB
5.000%, 05/15/2026	2,370	2,389
Los Angeles Community College District, GO
5.000%, 08/01/2037	1,100	1,304
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 06/01/2030	545	616
5.000%, 07/01/2035	1,000	1,184
Los Angeles County, Public Works Financing Authority, Ser H, RB
5.000%, 12/01/2035	2,000	2,401
Los Angeles Department of Water & Power, Ser E, RB
5.000%, 07/01/2035	6,225	7,463
Los Angeles Unified School District, Ser A, GO
5.000%, 07/01/2034	2,230	2,690
Los Angeles Unified School District, Ser QRR, GO
5.000%, 07/01/2037	2,000	2,400
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser G, AMT, RB
5.000%, 05/15/2034	1,500	1,639
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser A, AMT, RB
5.000%, 05/15/2032	2,680	2,962
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
5.000%, 05/15/2027	4,000	4,153
5.000%, 05/15/2028	1,000	1,058
5.000%, 05/15/2029	3,000	3,212
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, RB
5.000%, 05/15/2036	250	293
Los Angeles, Department of Water & Power, Water System Revenue, Ser D, RB
5.000%, 07/01/2033	385	451
5.000%, 07/01/2034	545	637
5.000%, 07/01/2035	1,210	1,407

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Los Angeles, Municipal Improvement Corp, Capital Equipment and Real Property, RB
5.000%, 05/01/2034	$500	$591
5.000%, 05/01/2035	500	589
Los Angeles, Unified School District, Ser A, COP
5.000%, 10/01/2035	3,000	3,482
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/2029	3,940	4,391
5.000%, 07/01/2031	5,000	5,731
Los Angeles, Unified School District, Ser B1, GO
5.000%, 07/01/2029	1,000	1,075
Modesto, Irrigation District, Ser A, RB
5.000%, 10/01/2034	700	818
5.000%, 10/01/2035	900	1,048
Northern California, Tobacco Securitization Authority, RB
4.000%, 06/01/2049	590	595
Palm Springs, Airport Revenue, Palm Springs International Airport Project, AMT, RB, BAM
5.000%, 06/01/2028	1,100	1,108
Pasadena County, Public Financing Authority, Rose Bowl Revovation Project, RB
5.000%, 06/01/2036	1,000	1,190
5.000%, 06/01/2037	2,000	2,371
Riverside County, Public Financing Authority, TA, AGM
5.000%, 10/01/2035	1,000	1,171
5.000%, 10/01/2036	650	758
5.000%, 10/01/2037	700	812
Sacramento, Municipal Utility District, Ser N-1, RB
5.000%, 11/15/2036	3,000	3,555
San Diego County, Regional Airport Authority, AMT, RB
5.250%, 07/01/2035	2,000	2,277
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2026	400	411
5.000%, 07/01/2027	500	519
5.000%, 07/01/2028	1,000	1,040
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
5.000%, 07/01/2028	1,000	1,056

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Diego, Public Facilities Financing Authority, Capital Improvement Projects, RB
5.000%, 10/15/2033	$250	$293
5.000%, 10/15/2034	250	292
5.000%, 10/15/2035	250	291
5.000%, 10/15/2036	730	866
San Francisco Bay Area, Rapid Transit District, Ser C-1, GO
4.000%, 08/01/2031	2,000	2,118
San Francisco City & County, Airport Commission, San Francisco International Airport, AMT, RB
5.000%, 01/01/2026	2,500	2,539
San Francisco City & County, Airport Commission, San Francisco International Airport, Ser B, RB
5.000%, 05/01/2032	2,500	2,855
San Francisco City & County, Airport Comm-San Francisco International Airport, AMT, RB
5.000%, 05/01/2037	1,500	1,652
San Francisco City & County, Multiple Capital Improvement Projects, COP
5.000%, 04/01/2032	2,200	2,549
5.000%, 04/01/2033	1,685	1,975
San Francisco City & County, Public Utilities Commission Wastewater Revenue, Ser A, RB
5.000%, 10/01/2035	2,000	2,329
San Francisco City & County, Redevelopment Agency Successor Agency, Special Tax, AGM
5.000%, 08/01/2035	700	811
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser A, AMT, RB
5.000%, 03/01/2026	1,780	1,817
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser B, RB
5.000%, 03/01/2029	500	551
5.000%, 03/01/2030	700	785
Santa Ana, College Improvement District #1, Rancho Santiago Community College District, GO
3.000%, 08/01/2032	1,000	993
3.000%, 08/01/2033	2,580	2,555
Santa Barbara County, Solid Waste Systems, Ser B, AMT, COP
5.000%, 12/01/2025	1,440	1,465
Stockton, Redevelopment Agency, Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2026	1,000	1,032
5.000%, 09/01/2027	1,000	1,036

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tulare, Local Health Care District, GO, BAM
4.000%, 08/01/2027	$585	$601
4.000%, 08/01/2028	435	451
4.000%, 08/01/2029	735	767
4.000%, 08/01/2030	1,320	1,384
Union, Sanitary District Financing Authority, Ser A, RB
4.000%, 09/01/2031	500	539
University of California, Ser BV, RB
5.000%, 05/15/2036	3,000	3,569
Vernon, Electric System Revenue, Ser A, RB
5.000%, 10/01/2027	1,000	1,053
5.000%, 04/01/2028	2,000	2,121
Western, Municipal Water District Facilities Authority, Ser A, RB
5.000%, 10/01/2033	2,000	2,266

		265,886

Guam — 0.6%
Guam Government Waterworks Authority, Water Revenue, Ser A, RB
5.000%, 07/01/2035	1,375	1,522

Total Municipal Bonds
(Cost $274,178) ($ Thousands)		267,408

	Shares
CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Government Fund, Institutional Class
4.580%**†	7,323,112	7,323
Total Cash Equivalent
(Cost $7,323) ($ Thousands)		7,323
Total Investments in Securities — 101.9%
(Cost $281,501) ($ Thousands)		$274,731

Percentages are based on Net Assets of $269,497 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2024.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2024, the value of these securities amounted to $1,992 ($ Thousands), representing 0.7% of the Net Assets of the Fund.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(D)	Security is escrowed to maturity.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

California Municipal Bond Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended November 30, 2024 ($ Thousands):

Security Description	Value 8/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$5,151	$42,584	$(40,412)	$—	$—	$7,323	$112	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Massachusetts Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 97.5%
Guam — 0.7%
Guam, Waterworks Authority, Water Revenue, Ser A, RB
5.000%, 07/01/2036	$400	$443

Massachusetts — 96.8%
Boston, Ser A, GO
4.000%, 11/01/2031	1,500	1,613
Hingham, GO
4.000%, 02/15/2030	340	355
4.000%, 02/15/2031	320	334
Lowell, GO
5.000%, 09/01/2027	1,520	1,621
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/2030	500	568
5.250%, 07/01/2031	750	867
5.000%, 07/01/2027	1,000	1,062
5.000%, 07/01/2036	1,500	1,810
Massachusetts Bay, Transportation Authority, Sub-Ser A-1, RB
5.000%, 07/01/2031	1,000	1,147
Massachusetts State, Clean Water Trust, RB
5.000%, 08/01/2030	1,315	1,480
5.000%, 02/01/2032	1,000	1,152
5.000%, 02/01/2033	1,000	1,166
Massachusetts State, Clean Water Trust, Ser 23B, RB
5.000%, 02/01/2029	800	878
Massachusetts State, Department of Transportation, Metropolitan Highway System, Ser A, RB
5.000%, 01/01/2029	1,000	1,094
Massachusetts State, Development Finance Agency, Babson College, RB
5.000%, 10/01/2033	1,115	1,270
Massachusetts State, Development Finance Agency, Bentley University, Ser A, RB
5.000%, 07/01/2031	1,000	1,127
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health, RB
5.000%, 07/01/2028	585	628
Massachusetts State, Development Finance Agency, Boston College, Ser U, RB
5.000%, 07/01/2029	1,000	1,105
Massachusetts State, Development Finance Agency, Boston Medical Center, Ser E, RB
5.000%, 07/01/2026	200	205
Massachusetts State, Development Finance Agency, Brandeis University, Ser S, RB
5.000%, 10/01/2029	1,000	1,091

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, CareGroup, Ser I, RB
5.000%, 07/01/2026	$500	$515
Massachusetts State, Development Finance Agency, Children's Hospital, Ser T, RB
5.000%, 03/01/2034	3,000	3,521
Massachusetts State, Development Finance Agency, Dana-Farber Cancer Institute, Ser O, RB
5.000%, 12/01/2026	1,000	1,039
Massachusetts State, Development Finance Agency, Harvard University, RB
5.000%, 11/15/2032	1,000	1,174
Massachusetts State, Development Finance Agency, Harvard University, Ser B, RB
4.000%, 02/15/2036	1,250	1,388
Massachusetts State, Development Finance Agency, Mass General Brigham, Ser A, RB
5.000%, 07/01/2050 (A)	1,000	1,094
Massachusetts State, Development Finance Agency, Mass General Brigham, Ser D, RB
5.000%, 07/01/2030	400	446
Massachusetts State, Development Finance Agency, Milton Academy, Ser A, RB
5.000%, 03/01/2028	400	427
Massachusetts State, Development Finance Agency, Northeastern University, RB
5.000%, 10/01/2036	350	410
Massachusetts State, Development Finance Agency, Olin College, Ser F, RB
5.000%, 11/01/2035	650	744
Massachusetts State, Development Finance Agency, Partners Healthcare System, RB
5.000%, 07/01/2030	1,500	1,592
Massachusetts State, Development Finance Agency, South Shore Hospital, Ser I, RB
5.000%, 07/01/2025	500	504
Massachusetts State, Development Finance Agency, Trustees of Deerfield Academy, RB
5.000%, 10/01/2032	1,000	1,165
Massachusetts State, Development Finance Agency, UMass Memorial Health Care, RB
5.000%, 07/01/2031	1,000	1,034
Massachusetts State, Development Finance Agency, Worcester Polytechnic Institute, RB
5.000%, 09/01/2030	210	229
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 07/01/2028	850	890

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Massachusetts Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
5.000%, 01/01/2026	$400	$400
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2030	375	401
5.000%, 07/01/2033	1,000	1,073
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology, Ser M, RB
5.250%, 07/01/2029	500	561
Massachusetts State, Municipal Wholesale Electric, Cotton Solar Project, RB
5.000%, 07/01/2033	380	436
5.000%, 07/01/2034	200	230
5.000%, 07/01/2035	250	287
5.000%, 07/01/2036	275	314
Massachusetts State, Municipal Wholesale Electric, Ser A, RB
5.000%, 07/01/2031	410	460
5.000%, 07/01/2032	440	496
Massachusetts State, Port Authority, BosFuel Project, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,040
5.000%, 07/01/2029	840	895
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,045
5.000%, 07/01/2028	1,250	1,323
5.000%, 07/01/2029	500	538
Massachusetts State, Port Authority, Ser C, AMT, RB
5.000%, 07/01/2028	1,000	1,062
Massachusetts State, RB, NATL
5.500%, 01/01/2034	350	398
Massachusetts State, Ser A, GO
5.000%, 01/01/2035	310	335
5.000%, 03/01/2035	565	663
Massachusetts State, Ser B, GO
5.000%, 01/01/2028	1,500	1,609
5.000%, 11/01/2036	750	877
Massachusetts State, Ser C, GO
5.000%, 10/01/2033	2,500	2,883
5.000%, 10/01/2034	210	242

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Ser E, GO
5.000%, 11/01/2030	$1,000	$1,131
5.000%, 11/01/2031	635	694
Massachusetts State, Transportation Fund Revenue, Ser A, RB
5.000%, 06/01/2037	1,000	1,159
Massachusetts State, Water Resources Authority, Ser C, RB
5.000%, 08/01/2037	510	597
University of Massachusetts, Building Authority, Ser 1, RB
5.000%, 11/01/2030	1,500	1,662
University of Massachusetts, Building Authority, Ser 2019-1, RB
5.000%, 05/01/2032	600	655
Woods Hole, Marthas Vineyard & Nantucket, Steamship Authority, Ser A, RB
5.000%, 03/01/2029	1,150	1,267
Worcester, GO
4.000%, 02/15/2030	285	296

		61,774

Total Municipal Bonds
(Cost $63,768) ($ Thousands)		62,217

	Shares
CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Institutional Class
4.580%**†	802,502	803
Total Cash Equivalent
(Cost $803) ($ Thousands)		803
Total Investments in Securities — 98.8%
(Cost $64,571) ($ Thousands)		$63,020

Percentages are based on Net Assets of $63,770 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2024.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

The following is a summary of the transactions with affiliates for the period ended November 30, 2024 ($ Thousands):

Security Description	Value 8/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$43	$8,038	$(7,278)	$—	$—	$803	$16	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

New Jersey Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.4%
Delaware — 2.8%
Delaware State, River & Bay Authority, RB
5.000%, 01/01/2029	$1,000	$1,089
5.000%, 01/01/2030	180	199
5.000%, 01/01/2031	115	129
5.000%, 01/01/2032	225	256
5.000%, 01/01/2033	225	255
Delaware State, River & Bay Authority, Ser B, RB
5.000%, 01/01/2035	450	522
5.000%, 01/01/2036	340	393

		2,843

Guam — 0.7%
Guam, Waterworks Authority, Ser A, RB
5.000%, 07/01/2034	625	699

New Jersey — 87.2%
Bergen County, GO
3.000%, 07/15/2029	1,000	998
Bergen County, Improvement Authority, Ser C, RB
5.000%, 08/15/2025	2,160	2,192
Casino Reinvestment Development Authority, Ser A, RB, AGC
5.000%, 11/01/2035	1,600	1,826
Casino Reinvestment Development Authority, Ser B, RB, AGC
5.000%, 11/01/2035	500	571
Edison, GO
3.000%, 03/15/2033	1,635	1,587
Gloucester County, Improvement Authority, RB, BAM
5.000%, 07/01/2036	700	779
Gloucester County, Improvement Authority, Rowan University Fossil Park, RB, BAM
5.000%, 07/01/2031	375	416
Gloucester County, Improvement Authority, Rowan University Project, Ser B, RB
5.000%, 07/01/2026	1,000	1,010
Jersey City, Redevelopment Agency, RB, MUN GOVT GTD
4.000%, 12/15/2031	1,000	1,059
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 03/01/2031	365	414
New Jersey Economic Development Authority, Ser SSS, RB
5.000%, 06/15/2035	1,030	1,181
New Jersey Educational Facilities Authority, RB
5.000%, 07/01/2028	880	920

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey Educational Facilities Authority, Ser A, RB
5.000%, 08/01/2031	$1,500	$1,678
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2031	2,000	2,138
New Jersey State, Economic Development Authority, American Water Company Project, AMT, RB
3.750%, 11/01/2034 (A)	1,000	1,005
New Jersey State, Economic Development Authority, New Jersey Natural Gas, AMT, RB
2.450%, 04/01/2059 (A)	2,000	1,969
New Jersey State, Economic Development Authority, Portal North Bridge Project, RB
5.000%, 11/01/2033	650	731
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	1,000	1,048
New Jersey State, Economic Development Authority, Ser A, RB, BAM
5.000%, 07/01/2027	1,140	1,189
New Jersey State, Educational Facilities Authority, Higher Education Capital Improvement, RB
5.000%, 09/01/2035	1,000	1,127
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B, RB
5.000%, 07/01/2028	2,260	2,327
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser A, RB, AGM
5.000%, 07/01/2033	350	397
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser B, RB, AGM
5.000%, 07/01/2025	1,000	1,011
New Jersey State, Educational Facilities Authority, Ser A, RB
5.000%, 07/01/2033	1,360	1,459
New Jersey State, Educational Facilities Authority, Stockton University Project, Ser A, RB
5.000%, 07/01/2026	1,000	1,026
New Jersey State, Educational Facilities Authority, William Patterson University Project, Ser C, RB
5.000%, 07/01/2027	1,905	1,925

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

New Jersey Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, AHS Hospital Project, RB
5.000%, 07/01/2026	$735	$759
New Jersey State, Health Care Facilities Financing Authority, AtlantiCare Health System, RB
5.000%, 07/01/2026	1,000	1,034
5.000%, 07/01/2031	725	806
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
5.000%, 07/01/2026	2,000	2,067
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
5.000%, 07/01/2031	1,080	1,124
New Jersey State, Health Care Facilities Financing Authority, Inspiria Health Obligated Group, RB
5.000%, 07/01/2033	1,000	1,137
5.000%, 07/01/2035	350	398
5.000%, 07/01/2036	525	602
New Jersey State, Health Care Facilities Financing Authority, Princeton Healthcare System Project, RB
5.000%, 07/01/2027	1,000	1,033
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, RB
5.000%, 07/01/2032	1,225	1,377
5.000%, 07/01/2036	3,000	3,459
5.000%, 07/01/2045 (A)	1,500	1,540
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
5.000%, 07/01/2030	1,250	1,356
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT, RB
5.000%, 12/01/2033	2,400	2,585
New Jersey State, Higher Education Student Assistance Authority, Ser A, RB
5.000%, 12/01/2028	675	710
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2030	700	750
New Jersey State, Housing & Mortgage Finance Agency, Ser H, RB
5.000%, 04/01/2029	485	522

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Housing & Mortgage Finance Agency, Single Family Housing, AMT, RB
3.250%, 04/01/2025	$765	$763
New Jersey State, Institute of Technology, RB
5.000%, 07/01/2028	200	214
5.000%, 07/01/2029	270	293
5.000%, 07/01/2030	260	283
5.000%, 07/01/2031	375	407
New Jersey State, Transportation Trust Fund Authority, RB
5.250%, 06/15/2032	1,375	1,584
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
4.000%, 06/15/2034	2,055	2,128
4.000%, 06/15/2035	2,585	2,645
4.000%, 06/15/2036	1,515	1,544
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
5.000%, 06/15/2037	500	563
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
Pre-Refunded @ 100
5.000%, 12/15/2028 (B)	3,345	3,646
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
5.000%, 06/15/2030	1,000	1,078
5.000%, 06/15/2032	2,500	2,789
5.000%, 06/15/2036	940	1,039
New Jersey State, Turnpike Authority, Ser A, RB
5.000%, 01/01/2028	1,430	1,496
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2028	1,000	1,070
5.000%, 01/01/2034	1,500	1,590
New Jersey State, Turnpike Authority, Ser D, RB
5.000%, 01/01/2028	1,000	1,026
New Jersey State, Turnpike Authority, Ser E, RB
5.000%, 01/01/2027	1,420	1,486
5.000%, 01/01/2029	960	1,026
New Jersey Turnpike Authority, Ser G, RB
4.000%, 01/01/2035	1,000	1,021
Passaic County, Improvement Authority, Paterson Project, RB, ST AID WITHHLDG
5.000%, 08/01/2027	545	553
Rutgers State University, Ser M, RB
5.000%, 05/01/2027	1,000	1,030
Rutgers State University, Ser N, RB
5.000%, 05/01/2028	500	538

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

New Jersey Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Somerset County, Ser A&B, GO
3.000%, 08/01/2030	$540	$539
Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2032	500	524
5.000%, 06/01/2034	3,000	3,137
Union County, Improvement Authority, RB, CNTY-GTD
5.000%, 04/15/2036	400	469
5.000%, 04/15/2037	550	642

		88,365

New York — 6.2%
New York & New Jersey, Port Authority, AMT, RB
5.000%, 11/01/2032	2,415	2,567
New York & New Jersey, Port Authority, Ser 223, AMT, RB
5.000%, 07/15/2033	2,165	2,365
4.000%, 07/15/2036	1,325	1,340

		6,272

Pennsylvania — 1.5%
Delaware River, Joint Toll Bridge Commission, Ser A, RB
5.000%, 07/01/2027	1,450	1,533

Total Municipal Bonds
(Cost $101,984) ($ Thousands)		99,712

	Shares
CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Institutional Class
4.580%**†	1,810,278	1,810
Total Cash Equivalent
(Cost $1,810) ($ Thousands)		1,810
Total Investments in Securities — 100.2%
(Cost $103,794) ($ Thousands)		$101,522

Percentages are based on Net Assets of $101,352 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2024.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

The following is a summary of the transactions with affiliates for the period ended November 30, 2024 ($ Thousands):

Security Description	Value 8/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,256	$10,229	$(10,675)	$—	$—	$1,810	$27	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

New York Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.3%
Guam — 0.7%
Guam, Waterworks Authority, Ser A, RB
5.000%, 07/01/2034	$725	$810

New York — 97.6%
Broome County, Local Development, United Health Services Hospitals, RB, AGM
5.000%, 04/01/2030	900	974
Build NYC Resource, Kipp Public School, Canal West Project, RB
5.000%, 07/01/2034	1,000	1,079
Build NYC Resource, Manhattan College Project, RB
5.000%, 08/01/2026	350	357
5.000%, 08/01/2027	275	284
Build NYC Resource, Success Academy Charter School Project, RB
5.000%, 09/01/2036	1,000	1,084
5.000%, 09/01/2037	1,475	1,595
Build NYC Resource, The Chapin School Project, RB
5.000%, 11/01/2026	500	521
Genesee County, Funding, Rochester Regional Health Project, RB
5.000%, 12/01/2032	650	711
Hempstead, Local Development, Hofstra University Project, Ser A, RB
5.000%, 07/01/2026	800	822
Hudson Yards Infrastructure, RB
5.000%, 02/15/2034	1,970	2,265
Long Island, Power Authority, RB
5.000%, 09/01/2026	1,000	1,041
5.000%, 09/01/2027	1,000	1,065
1.000%, 09/01/2025	1,000	978
Long Island, Power Authority, Ser A, RB
5.000%, 09/01/2027	1,000	1,065
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2030	1,500	1,544
Metropolitan New York, Transportation Authority, Ser A, RB
5.000%, 11/15/2031	1,000	1,129
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2028	2,000	2,157
Metropolitan New York, Transportation Authority, Ser C1, RB
5.000%, 11/15/2026	1,000	1,016
Monroe County, Industrial Development Authority, St. John Fisher University Project, RB
5.000%, 06/01/2033	750	840

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2034	$2,000	$2,329
Nassau County, Interim Finance Authority, Ser A, RB
5.000%, 11/15/2030	2,160	2,464
4.000%, 11/15/2032	1,000	1,078
Nassau County, Ser C, GO
5.000%, 10/01/2027	1,000	1,068
New York & New Jersey, Port Authority, AMT, RB
5.000%, 11/01/2030	4,100	4,383
New York & New Jersey, Port Authority, Ser 231ST, AMT, RB
5.000%, 08/01/2033	1,500	1,658
New York City, Housing Development Authority, RB, FHA
0.600%, 05/01/2061 (A)	490	480
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
5.000%, 01/01/2028	1,000	1,060
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2029	1,750	1,895
New York City, Ser 1, GO
5.000%, 08/01/2028	1,000	1,057
New York City, Ser C, GO
5.000%, 08/01/2032	1,345	1,492
New York City, Ser F-1, GO
5.000%, 08/01/2029	1,895	2,064
New York City, Sub-Ser E1, GO
5.000%, 04/01/2035	700	802
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S-1, RB
5.000%, 07/15/2028	1,080	1,142
5.000%, 07/15/2031	1,000	1,144
New York City, Transitional Finance Authority, Building Aid Revenue, Sub-Ser S-3-SUBSER, RB
5.000%, 07/15/2032	2,450	2,633
New York City, Transitional Finance Authority, Sub-Ser C-S, RB
5.000%, 05/01/2038	1,500	1,731
New York City, Transitional Finance Authority, Sub-Ser D, RB
5.000%, 05/01/2032	1,500	1,718
New York City, Transitional Finance Authority, Sub-Ser, RB
5.000%, 05/01/2037	2,280	2,624

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Water & Sewer System, Finance Authority, RB
5.000%, 06/15/2031	$1,750	$1,999
New York City, Water & Sewer System, Finance Authority, Sub-Ser, RB
5.000%, 06/15/2030	2,500	2,712
New York State, Dormitory Authority, Columbia University Project, Ser A, RB
5.000%, 10/01/2034	1,000	1,176
New York State, Dormitory Authority, Icahn School of Medicine at Mount Sanai Project, RB
5.000%, 07/01/2026	1,000	1,009
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, RB
5.000%, 07/01/2027	500	530
5.000%, 07/01/2030	1,095	1,203
New York State, Dormitory Authority, Municipal Health Facilities Improvement Program, Ser 1, RB
5.000%, 01/15/2027	1,000	1,049
New York State, Dormitory Authority, Northwell Healthcare Inc Obligated Group, RB
4.000%, 05/01/2037	1,250	1,299
New York State, Dormitory Authority, Presbyterian Hospital Obligated Group, RB
5.000%, 08/01/2035	2,000	2,321
New York State, Dormitory Authority, RB
5.000%, 03/15/2032	1,500	1,723
New York State, Dormitory Authority, Rochester Institute of Technology, RB
5.000%, 07/01/2033	1,000	1,129
New York State, Dormitory Authority, School Districts Financing Program, RB, AGM
5.000%, 10/01/2026 (B)	5	5
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB
5.000%, 10/01/2029	2,500	2,632
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, AGM
5.000%, 10/01/2030	1,200	1,316
5.000%, 10/01/2036	2,000	2,266
New York State, Dormitory Authority, Ser A-1, RB
5.000%, 03/15/2035	2,000	2,310
New York State, Dormitory Authority, St. Johns University Project, RB
5.000%, 07/01/2027	1,500	1,578
New York State, Dormitory Authority, St. Johns University Project, Ser A, RB
4.000%, 07/01/2030	830	866

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, White Plains Hospital Obligated Group, RB, AGC
5.000%, 10/01/2038	$1,000	$1,125
New York State, Energy Research & Development Authority, Pollution Control, Ser C-REMK, RB
4.000%, 04/01/2034	1,000	1,023
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.250%, 10/01/2035	1,500	1,750
New York State, Mortgage Agency, Ser 189, AMT, RB
3.250%, 10/01/2025	2,500	2,496
New York State, Mortgage Agency, Ser 2, AMT, RB
5.000%, 04/01/2029	1,700	1,795
New York State, Power Authority, Green Transmission Project, RB, AGM
5.000%, 11/15/2035	1,370	1,615
New York State, Ser C, GO
5.000%, 03/15/2035	1,000	1,170
New York State, Thruway Authority, Ser B, RB
5.000%, 01/01/2029	1,100	1,203
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2034	1,860	1,967
New York State, Thruway Authority, Ser P, RB
5.000%, 01/01/2027	1,360	1,425
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, AMT, RB
5.000%, 12/01/2032	1,055	1,145
5.000%, 12/01/2033	1,560	1,689
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, RB
5.000%, 12/01/2025	1,000	1,018
5.000%, 12/01/2030	1,000	1,099
New York State, Transportation Development Corporation, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
5.000%, 07/01/2030	1,275	1,277
New York State, Urban Development, RB
5.000%, 03/15/2025 (B)	5	5
New York State, Urban Development, Ser A, RB
5.000%, 03/15/2030	1,765	1,809

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

New York Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Urban Development, Ser E, RB
5.000%, 03/15/2032	$1,615	$1,786
Schenectady County, Capital Resource, Union College Project, RB
5.000%, 07/01/2032	700	801
Suffolk, Tobacco Asset Securitization, RB
4.000%, 06/01/2035	2,345	2,381
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels, RB
5.000%, 05/15/2035	500	573
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels, Ser A-1, RB
5.000%, 05/15/2036	1,300	1,513
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2025	750	755
Westchester County, Local Development, Miriam Osborn Memorial Home Association Project, RB
5.000%, 07/01/2025	260	262
5.000%, 07/01/2026	300	305

		112,459

Total Municipal Bonds
(Cost $115,006) ($ Thousands)		113,269

	Shares
CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Institutional Class
4.580%**†	791,845	792
Total Cash Equivalent
(Cost $792) ($ Thousands)		792
Total Investments in Securities — 99.0%
(Cost $115,798) ($ Thousands)		$114,061

Percentages are based on Net Assets of $115,196 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2024.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Security is escrowed to maturity.

The following is a summary of the transactions with affiliates for the period ended November 30, 2024 ($ Thousands):

Security Description	Value 8/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,771	$14,214	$(15,193)	$—	$—	$792	$29	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Pennsylvania Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 96.8%
Guam — 0.7%
Guam, Waterworks Authority, Water Revenue, Ser A, RB
5.000%, 07/01/2036	$900	$999

Pennsylvania — 96.1%
Allegheny County, Airport Authority, Ser A, AMT, RB
5.000%, 01/01/2031	1,325	1,426
Allegheny County, Higher Education Building Authority, Carnegie Mellon University, RB
5.000%, 02/01/2030	500	555
Allegheny County, Hospital Development Authority, Allegheny Health Network, RB
5.000%, 04/01/2028	2,500	2,648
5.000%, 04/01/2036	1,000	1,037
Allegheny County, Hospital Development Authority, UPMC, RB
5.000%, 07/15/2029	2,000	2,183
5.000%, 07/15/2030	305	330
Allegheny County, Port Authority, RB
5.000%, 03/01/2029	1,000	1,089
Allentown, City School District, Ser B, GO, BAM
5.000%, 02/01/2029	1,750	1,855
Bethel Park, School District, GO, ST AID WITHHLDG
5.000%, 08/01/2027	1,000	1,038
Chester County, GO
4.000%, 07/15/2029	300	315
4.000%, 07/15/2030	250	262
Chester County, Health & Education Facilities Authority, Main Line Health Systems, Ser A, RB
5.000%, 09/01/2029	375	408
Chester County, School Authority, Chester County Intermediate Unit Project, RB
5.000%, 03/01/2028	1,000	1,026
Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2028	2,500	2,665
5.000%, 06/01/2029	500	532
Cumberland County, Municipal Authority, Penn State Health, RB
5.000%, 11/01/2029	780	842
Delaware County, AD Valorem Property Tax, GO
5.000%, 08/01/2034	230	263
5.000%, 08/01/2035	610	697
5.000%, 08/01/2036	255	291
5.000%, 08/01/2037	345	392

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Delaware County, Cabrini University Project, RB
5.000%, 07/01/2027 (A)	$500	$525
Delaware County, Cabrini University Project, RB
Pre-Refunded @ 100
5.000%, 07/01/2027 (B)	500	525
Delaware County, Regional Water Quality Control Authority, RB
5.000%, 11/01/2026	425	442
Delaware River, Joint Toll Bridge Commission, RB
5.000%, 07/01/2029	1,015	1,068
Delaware River, Joint Toll Bridge Commission, Ser B, RB
5.000%, 07/01/2027	1,300	1,375
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2028	1,000	1,067
Delaware Valley Regional Finance Authority, Ser A, RB
4.000%, 09/01/2035	1,345	1,415
East Hempfield, Industrial Development Authority, Willow Valley Communities Project, RB
5.000%, 12/01/2025	645	652
Geisinger, Health System Authority, RB
5.000%, 04/01/2043 (C)	1,000	1,034
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
5.000%, 11/01/2028	1,360	1,416
Lancaster County, Hospital Authority, University of Pennsylvania Health System, Ser B, RB
5.000%, 08/15/2026	500	518
Lancaster, Higher Education Authority, Harrisburg Area Community College Project, RB, BAM
4.000%, 10/01/2030	400	410
Lehigh County, General Purpose Authority, RB
4.000%, 06/01/2031	1,225	1,235
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
2.450%, 12/01/2039 (C)	1,700	1,551
Lycoming County, College Revenue Authority, Pennsylvania College of Technology Project, RB, BAM
5.000%, 07/01/2030	900	973

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2025	$500	$506
5.000%, 09/01/2028	1,500	1,590
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
5.000%, 11/15/2036	750	767
Mount Lebanon, Hospital Authority, St. Clair Memorial Hospital Project, RB
5.000%, 07/01/2027	400	420
5.000%, 07/01/2029	350	375
Northampton County, General Purpose Authority, RB, AGM
5.000%, 08/15/2037	1,000	1,142
Northampton County, General Purpose Authority, Ser A, RB
5.000%, 11/15/2034	1,000	1,175
Octorara Area, School District, GO, AGM
4.000%, 04/01/2029	900	936
Pennsylvania State University, RB
5.000%, 09/01/2035	850	973
Pennsylvania State, Economic Development Financing Authority, Junior Insured, RB, AGM
5.000%, 01/01/2027	1,100	1,143
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.000%, 06/30/2034	1,500	1,613
Pennsylvania State, Economic Development Financing Authority, Presbyterian Senior Living, RB
4.000%, 07/01/2033	1,250	1,263
Pennsylvania State, Economic Development Financing Authority, RB
5.000%, 05/15/2031	1,000	1,116
Pennsylvania State, Economic Development Financing Authority, UPMC, RB
5.000%, 03/15/2026	1,000	1,025
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser A, RB
5.000%, 10/15/2029	750	822
5.000%, 10/15/2030	925	1,028
Pennsylvania State, Economic Development Financing Authority, Villanova University Project, RB
5.000%, 08/01/2035	750	872
5.000%, 08/01/2036	725	839

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, GO
5.000%, 01/15/2028	$870	$907
5.000%, 05/01/2030	1,000	1,115
5.000%, 09/01/2032	2,590	2,973
5.000%, 08/15/2033	2,310	2,682
Pennsylvania State, GO, BAM
4.000%, 03/01/2035	3,500	3,592
Pennsylvania State, Higher Education Assistance Agency, AMT, RB
5.000%, 06/01/2033	1,875	2,018
Pennsylvania State, Higher Education Assistance Agency, Ser A, AMT, RB
5.000%, 06/01/2032	3,000	3,232
Pennsylvania State, Higher Educational Facilities Authority, Drexel University, RB
5.000%, 05/01/2027	1,150	1,184
Pennsylvania State, Higher Educational Facilities Authority, RB
Pre-Refunded @ 100
5.000%, 06/15/2027 (B)	265	279
Pennsylvania State, Higher Educational Facilities Authority, RB
5.000%, 06/15/2028	1,165	1,226
5.000%, 06/15/2028 (A)	70	75
Pennsylvania State, Higher Educational Facilities Authority, Ser AT-1, RB
5.000%, 06/15/2026 (A)	15	16
Pennsylvania State, Higher Educational Facilities Authority, Ser AX, RB, AGM
5.000%, 06/15/2027 (A)	75	79
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University, RB
5.250%, 11/01/2037	1,500	1,708
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Health System, RB
5.000%, 08/15/2027	1,000	1,057
Pennsylvania State, Housing Finance Agency, Ser 133, RB
5.000%, 10/01/2029	500	542
Pennsylvania State, Housing Finance Agency, Ser 2022, RB
4.250%, 10/01/2052	1,815	1,845
Pennsylvania State, Public School Building Authority, Lehigh Career & Technical Institute Project, RB, BAM
5.000%, 10/01/2027	1,635	1,661
Pennsylvania State, Ser A, COP
5.000%, 07/01/2027	500	527
5.000%, 07/01/2028	400	427

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/2030	$1,875	$2,103
5.000%, 12/01/2031	1,000	1,125
5.000%, 12/01/2032	2,000	2,260
5.000%, 12/01/2035	675	774
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2032	1,550	1,748
5.000%, 12/01/2033	375	429
Pennsylvania State, Turnpike Commission, Ser C, RB
5.000%, 12/01/2032	500	565
Pennsylvania State, Turnpike Commission, Sub-Ser, RB
5.000%, 12/01/2028	500	532
5.000%, 06/01/2031	1,165	1,303
5.000%, 06/01/2033	895	1,021
5.000%, 12/01/2034	1,000	1,148
Philadelphia, Airport Revenue Authority, AMT, RB
5.000%, 07/01/2029	1,590	1,695
5.000%, 07/01/2031	1,100	1,194
Philadelphia, Airport Revenue Authority, Ser A, AMT, RB
5.000%, 06/15/2026	1,000	1,009
Philadelphia, Gas Works Revenue Authority, RB
5.000%, 10/01/2025	1,290	1,310
5.000%, 08/01/2027	1,705	1,797
5.000%, 10/01/2029	2,000	2,067
Philadelphia, Gas Works Revenue Authority, Ser A, RB, AGM
5.000%, 08/01/2031	1,000	1,108
Philadelphia, GO, AGM
5.000%, 08/01/2027	750	793
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
5.000%, 05/01/2028	1,005	1,035
Philadelphia, Industrial Development Authority, RB
5.000%, 10/01/2029	1,000	1,094
Philadelphia, Industrial Development Authority, The Children's Hospital of Philadelphia Project, RB
5.000%, 07/01/2027	400	422
4.000%, 07/01/2035	5,325	5,365
Philadelphia, School District, Ser A, GO, ST AID WITHHLDG
5.000%, 09/01/2027	2,850	2,996

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia, Ser A, GO
5.000%, 08/01/2026	$1,000	$1,035
5.000%, 08/01/2027	1,000	1,055
5.000%, 05/01/2028	1,000	1,070
5.000%, 05/01/2031	1,000	1,117
Philadelphia, Water & Wastewater Revenue Authority, RB
5.000%, 10/01/2032	1,250	1,384
Philadelphia, Water & Wastewater Revenue Authority, Ser A, RB
5.000%, 11/01/2027	725	769
Philadelphia, Water & Wastewater Revenue Authority, Ser B, RB
5.000%, 11/01/2026	475	495
5.000%, 11/01/2027	1,800	1,909
Philadelphia, Water & Wastewater Revenue Authority, Ser C, RB
5.000%, 10/01/2031	2,250	2,528
5.000%, 06/01/2034	800	907
Philadelphia, Water & Wastewater Revenue Authority, Ser C, RB, AGC
5.000%, 09/01/2035	2,750	3,220
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, RB, BAM
5.000%, 12/15/2027	1,000	1,060
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, Ser A, RB, AGM
5.000%, 02/01/2033	1,000	1,110
Pittsburgh, GO
5.000%, 09/01/2027	415	440
Pittsburgh, Public Parking Authority, Ser A, RB
5.000%, 12/01/2025	645	650
Pittsburgh, Water & Sewer Authority, Ser A, RB, AGM
5.000%, 09/01/2026	2,000	2,072
5.000%, 09/01/2029	750	826
Pittsburgh, Water & Sewer Authority, Ser B, RB, AGM
5.000%, 09/01/2029	450	496
Quaker Valley, School District, GO, ST AID WITHHLDG
5.000%, 10/01/2030	250	280
5.000%, 10/01/2031	325	363
Southeastern Pennsylvania, Transportation Authority, Asset Improvement Program, RB
5.000%, 06/01/2032	1,000	1,143
5.000%, 06/01/2033	1,000	1,141
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/2027	1,000	1,048
5.000%, 03/01/2028	725	770

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Pennsylvania Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of Pittsburgh, Commonwealth System of Higher Education, RB
5.000%, 02/15/2034	$2,000	$2,333

		142,924

Total Municipal Bonds
(Cost $146,736) ($ Thousands)		143,923

	Shares
CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.580%**†	3,166,066	3,166
Total Cash Equivalent
(Cost $3,166) ($ Thousands)		3,166
Total Investments in Securities — 98.9%
(Cost $149,902) ($ Thousands)		$147,089

Percentages are based on Net Assets of $148,721 ($ Thousands).
†	Investment in Affiliated Security.
**	The rate reported is the 7-day effective yield as of November 30, 2024.
(A)	Security is escrowed to maturity.
(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

The following is a summary of the transactions with affiliates for the period ended November 30, 2024 ($ Thousands):

Security Description	Value 8/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$451	$20,927	$(18,212)	$—	$—	$3,166	$44	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Tax-Advantaged Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 73.2%
Alabama — 1.5%
Alabama State, Special Care Facilities Financing Authority, Methodist Home for the Aging Project, Ser S, RB
5.750%, 06/01/2045	$800	$770
Black Belt, Energy Gas District, Ser C, RB
5.500%, 10/01/2054 (A)	3,100	3,413
Black Belt, Energy Gas District, Ser C-1, RB
5.250%, 02/01/2053 (A)	3,000	3,183
Black Belt, Energy Gas District, Ser D-1, RB
5.500%, 06/01/2049 (A)	2,100	2,243
Black Belt, Energy Gas District, Sub-Ser, RB
4.509%, 07/01/2052 (A)	1,000	1,013
Central Etowah County, Solid Waste Disposal Authority, AMT, RB
Pre-Refunded @ 103
6.000%, 07/01/2025 (B)(C)	795	831
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2046	1,500	1,677
Southeast Alabama, Energy Authority, Cooperative District, Ser B-1, RB
5.750%, 04/01/2054 (A)	1,000	1,112

		14,242

Alaska — 0.4%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
6.000%, 12/01/2036 (D)	200	5
Anchorage, Solid Waste Services Revenue, Ser A, RB
5.250%, 11/01/2062	3,480	3,724

		3,729

Arizona — 0.9%
Arizona State, Industrial Development Authority, Basis Schools Projects, Ser A, RB
5.375%, 07/01/2050 (C)	1,090	1,098
Arizona State, Industrial Development Authority, Great Lakes Senior Living Community, RB
5.000%, 01/01/2037	1,000	840
5.000%, 01/01/2038	675	567
4.500%, 01/01/2040	965	733
4.500%, 01/01/2049	1,000	840
4.250%, 01/01/2039	1,000	840
4.250%, 01/01/2040	750	630
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
7.750%, 07/01/2050 (C)(D)	3,000	90

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Arizona State, Industrial Development Authority, Master Academy Mountain Vista Campus Project, RB
5.250%, 12/15/2038 (C)	$1,510	$1,538
La Paz County, Industrial Development Authority, Charter School Solutions-Harmony Project, RB
5.000%, 02/15/2028	350	356
Pima County, Industrial Development Authority, Paideia Academics Project, RB
5.250%, 07/01/2049	1,050	1,020
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
5.000%, 06/01/2037	245	226

		8,778

Arkansas — 0.5%
Arkansas State, Development Finance Authority, Big River Steel Project, AMT, RB
4.750%, 09/01/2049 (C)	4,250	4,265
Arkansas State, Development Finance Authority, United States Steel Project, AMT, RB
5.450%, 09/01/2052	785	820

		5,085

California — 10.1%
Alameda Corridor, Transportation Authority, Ser A-CONV, RB
0.000%, 10/01/2037 (E)(F)	2,000	1,178
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.500%, 10/01/2054 (A)	995	1,106
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	5,000	5,087
California State, Community Choice Financing Authority, Clean Energy Project, Ser F, RB
5.000%, 02/01/2055 (A)	3,100	3,383
California State, Housing Finance Agency, Limited Obligation Multifamily Housing, Battery Point Apartments, Ser S, RB, FHA
5.970%, 11/01/2053 (A)(C)	2,600	2,625
California State, Housing Finance Agency, Limited Obligation Multifamily Housing, Valley Pride Village Apartments, RB
5.700%, 06/01/2054 (A)(C)	4,700	4,722

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Housing Finance Agency, Vose Apartments, Ser K, RB
7.000%, 03/01/2053 (A)(C)	$1,600	$1,606
6.000%, 03/01/2053 (A)(C)	6,200	6,276
California State, Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, AMT, RB
8.000%, 01/01/2050 (A)(C)	5,000	5,152
California State, Infrastructure & Economic Development Bank, Wonderful Foundations, RB
0.000%, 01/01/2035 (G)	930	527
California State, Municipal Finance Authority, California Baptist University Project, Ser A, RB
5.000%, 11/01/2046 (C)	1,000	1,003
California State, Municipal Finance Authority, Palomar Health, Ser A, COP, AGM
5.250%, 11/01/2052	1,500	1,604
California State, Pollution Control Financing Authority, Calplant I Project, Sub-Ser, AMT, RB
7.500%, 12/01/2039 (C)(D)	3,432	–
California State, Pollution Control Financing Authority, Rialto Bioenergy Facility Project, AMT, RB
7.500%, 12/01/2040 (C)(D)	750	64
6.750%, 12/01/2028 (C)(D)	2,175	185
California State, Pollution Control Financing Authority, San Jose Water Project, AMT, RB
4.750%, 11/01/2046	1,500	1,513
California State, Public Finance Authority, Enso Village Project, RB
5.000%, 11/15/2046 (C)	500	487
California State, School Finance Authority, Downtown Prep-Obligated Group, RB
5.000%, 06/01/2046 (C)	1,000	791
5.000%, 06/01/2051 (C)	1,000	756
California State, Statewide Communities Development Authority, Arbor Square Apartments, RB
4.250%, 11/01/2059 (A)	1,975	1,754
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
5.250%, 12/01/2056 (C)	2,150	2,172
California State, Statewide Communities Development Authority, Southern California Edison Company, RB
4.500%, 11/01/2033	2,200	2,348

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Statewide Financing Authority, Tobacco Settlement, Ser B, RB
6.000%, 05/01/2037	$3,825	$3,907
CMFA, Special Finance Agency, Solana at Grand, Ser A-2-JUNIOR, RB
4.000%, 08/01/2045 (C)	1,095	962
CSCDA, Community Improvement Authority, 1818 Platinum Triange-Anaheim, RB
4.000%, 04/01/2057 (C)	500	370
CSCDA, Community Improvement Authority, Dublin, RB
4.000%, 02/01/2057 (C)	1,000	774
CSCDA, Community Improvement Authority, Pasadena Portfolio, RB
4.000%, 12/01/2056 (C)	500	380
CSCDA, Community Improvement Authority, The Link-Glendale, RB
4.000%, 07/01/2056 (C)	1,750	1,391
CSCDA, Community Improvement Authority, Towne-Glendale, RB
5.000%, 09/01/2037 (C)	2,400	2,438
0.000%, 09/01/2032 (C)(E)(F)	7,800	5,281
Fremont, Community Facilities District No. 1, Pacific Commons Project, SAB
5.000%, 09/01/2040	2,000	2,014
Golden State, Tobacco Securitization Project, Sub-Ser B-2, RB
0.000%, 06/01/2066 (G)	43,000	4,808
Golden State, Tobacco Securitization Project, Sub-Ser, RB
3.850%, 06/01/2050	1,625	1,508
Morongo, Band of Mission Indians, Ser B, RB
5.000%, 10/01/2042 (C)	1,000	1,024
M-S-R, Energy Authority, Ser C, RB
6.500%, 11/01/2039	5,885	7,647
Northern California, Tobacco Securitization Authority, RB
0.000%, 06/01/2060 (G)	15,040	2,508
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
0.000%, 08/01/2038 (G)	5,410	3,331
Roseville, West Park Community Facilities Authority, SAB
5.000%, 09/01/2030	1,000	1,012
5.000%, 09/01/2031	1,000	1,010
San Diego, Unified School District, GO
4.000%, 07/01/2053	3,900	3,934
Southern California, Tobacco Securitization Authority, RB
0.000%, 06/01/2054 (G)	5,700	1,141

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Southern California, Tobacco Securitization Authority, Sub-Ser, RB
0.000%, 06/01/2046 (G)	$12,000	$3,053
Windsor, Unified School District, Election 2008, Ser D, GO
0.000%, 08/01/2035 (G)	1,800	1,221

		94,053

Colorado — 1.8%
Aurora, Harvest Crossing Metropolitan District No. 4, Ser A, GO
7.250%, 12/01/2052	1,500	1,516
Aviation Station North, Metropolitan District No. 2, Ser A, GO
5.000%, 12/01/2039	500	502
5.000%, 12/01/2048	500	495
Berthoud-Heritage, Metropolitan District No. 10, Ser A, GO
4.750%, 12/01/2052	500	435
Brighton Crossing, Metropolitan District No. 4, Ser A, GO
5.000%, 12/01/2037	525	530
Broadway Station, Metropolitan District No. 3, GO
5.000%, 12/01/2049	500	408
Colorado International Center, Metropolitan District No. 7, GO
0.000%, 12/01/2027 (E)(F)	2,000	1,259
Colorado State, Educational & Cultural Facilities Authority, New Summit Charter Acadamy Project, RB
4.000%, 07/01/2061 (C)	600	457
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A-, RB
4.000%, 08/01/2044	2,000	1,929
Colorado State, Housing & Finance Authority, The Irving at Mile High Vista Project, RB
6.000%, 06/01/2028 (A)(C)	2,140	2,164
Colorado State, Public Energy Authority, RB
6.250%, 11/15/2028	540	571
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
6.000%, 12/01/2048	1,145	1,178
Dominion, Water & Sanitation District, RB
5.875%, 12/01/2052	4,000	4,117
Prairie Center, Metropolitan District No. 3, Ser A, RB
5.000%, 12/15/2041 (C)	875	882
Pronghorn Valley, Metropolitan District, Ser A, GO
4.000%, 12/01/2051	250	220

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Village at Dry Creek, Metropolitan District No. 2, GO
4.375%, 12/01/2044	$474	$473

		17,136

Connecticut — 0.3%
Connecticut State, Health & Educational Facilities Authority, Church Home of Hartford Project, RB
5.000%, 09/01/2053 (C)	1,500	1,452
Connecticut State, Health & Educational Facilities Authority, Yale University, Ser A-, RB
0.350%, 07/01/2042 (A)	1,000	1,000

		2,452

Delaware — 1.3%
Affordable Housing Opportunities Trust, Northwest One, Ser AH-07-CL, RB
7.120%, 10/01/2038 (C)	1,920	1,861
3.167%, 10/01/2038 (A)(C)	10,840	9,415
Delaware State, Economic Development Authority, Acts-Retirement Life Communities, RB
5.250%, 11/15/2053	1,000	1,039

		12,315

Florida — 2.0%
Atlantic Beach, Health Care, Fleet Landing Project, Ser B, RB
5.625%, 11/15/2043	1,325	1,327
Capital Trust Agency, First Mortgage, Tapestry Walden Project, RB
6.750%, 07/01/2037 (C)(D)	1,585	63
Capital Trust Agency, H-Bay Ministries, RB
5.000%, 07/01/2053 (D)	750	11
Capital Trust Agency, Renaissance Charter School Project, RB
5.000%, 06/15/2049 (C)	1,000	968
Capital Trust Agency, Wonderful Foundations Charter, RB
5.000%, 01/01/2055 (C)	3,500	3,494
Charlotte County, Industrial Development Authority, AMT, RB
4.000%, 10/01/2051 (C)	500	433
Florida State, Development Finance, Global Reach Charter Acadamy Projects, RB
4.000%, 06/30/2056 (C)	765	540
Florida State, Higher Educational Facilities Financial Authority, Jacksonville University, RB
4.500%, 06/01/2033 (C)	500	488

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Florida State, Village Community Development District No. 15, SAB
5.000%, 05/01/2043 (C)	$1,500	$1,556
4.800%, 05/01/2055 (C)	1,000	1,008
Highlands County, Health Facilities Authority, Senior Living Revenue, Trousdale Foundation Properties, RB
6.000%, 04/01/2038 (D)	321	23
Miami-Dade County, Seaport Department, Ser A, AMT, RB
5.250%, 10/01/2052	1,000	1,069
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB
5.000%, 05/01/2029	1,990	1,991
Polk County, Industrial Development Authority, Mineral Development Project, AMT, RB
5.875%, 01/01/2033 (C)	3,365	3,019
Saint Johns County, Industrial Development Authority, Vicars Landing Project, RB
4.000%, 12/15/2046	950	789
Sarasota County, Health Facilities Authority, Sunnyside Village Project, RB
5.000%, 05/15/2033	630	649
4.000%, 05/15/2028	985	990
Trout Creek, Community Development District, SAB
5.000%, 05/01/2028	355	361

		18,779

Georgia — 3.0%
Atlanta, Development Authority, Gulch Enterprise Zone Project, RB
0.000%, 06/15/2028 (C)(E)(F)	2,400	2,068
Atlanta, Development Authority, Westside Gulch Area Project, Ser A, TA
5.000%, 04/01/2034 (C)	300	307
Augusta, Development Authority, Wellstar Health System Inc Project, RB
5.125%, 04/01/2053	3,500	3,757
Gainesville & Hall County, Development Authority, Riverside Military Academy Project, RB
5.125%, 03/01/2052	1,620	1,104
George L Smith II, Georgia World Congress Center Authority, Convention Center Hotel, RB
5.000%, 01/01/2054 (C)	1,460	1,433
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 05/15/2049	1,000	1,099
5.000%, 06/01/2053 (A)	2,150	2,289

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia State, Main Street Natural Gas, Ser E-1, RB
5.000%, 12/01/2053 (A)	$3,400	$3,662
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
5.500%, 07/01/2063	5,500	5,952
5.500%, 07/01/2064	1,000	1,087
5.000%, 01/01/2056	500	512
5.000%, 07/01/2060	5,000	5,008

		28,278

Idaho — 0.2%
Idaho State, Housing & Finance Association, Compass Charter School Project, Ser A, RB
4.625%, 07/01/2029 (C)	265	266
Spring Valley Community, Infrastructure District No. 1, SAB
3.750%, 09/01/2051 (C)	1,500	1,430

		1,696

Illinois — 3.7%
Chicago, O'Hare International Airport, AMT, RB
5.000%, 07/01/2048	500	505
Chicago, O'Hare International Airport, Ser C, AMT, RB
5.000%, 01/01/2035	3,000	3,294
Chicago, Sales Tax Revenue, Ser 2002, RB
Pre-Refunded @ 100
5.000%, 01/01/2025 (B)	2,500	2,503
Chicago, Wastewater Transmission, Ser A, RB, AGM
5.250%, 01/01/2053	1,000	1,086
Hillside, TA
5.000%, 01/01/2030	1,345	1,359
Illinois State, Finance Authority, Acero Charter Schools, RB
4.000%, 10/01/2042 (C)	350	319
Illinois State, Finance Authority, Art in Motion Project, RB
5.000%, 07/01/2051 (C)	1,000	770
Illinois State, Finance Authority, Friendship Village of Schaumburg Project, RB
5.125%, 02/15/2045 (D)	1,750	438
5.000%, 02/15/2022 (D)	1,000	250
5.000%, 02/15/2037 (D)	1,750	437
Illinois State, Finance Authority, Plymouth Place, RB
Pre-Refunded @ 100
5.000%, 05/15/2025 (B)	500	504
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
5.000%, 02/15/2041	1,000	1,024

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, GO
5.000%, 02/01/2036	$6,000	$6,755
5.000%, 02/01/2039	5,000	5,009
Illinois State, RB
5.000%, 06/15/2026	2,000	2,003
Illinois State, Ser A, GO
4.625%, 05/01/2037	2,500	2,554
Illinois State, Ser B, GO
5.250%, 05/01/2043	2,000	2,214
5.000%, 12/01/2026	2,500	2,593
Will County, Community High School District No. 210 Lincoln-Way, Ser B, GO, BAM
0.000%, 01/01/2029 (G)	400	346
0.000%, 01/01/2031 (G)	300	241

		34,204

Indiana — 1.3%
Indiana State, Finance Authority, Ohio Valley Electric Corp Project, Ser 2012C, RB
3.000%, 11/01/2030	3,900	3,753
Indiana State, Finance Authority, Polyflow Project, AMT, RB
7.000%, 03/01/2039 (C)	10,200	4,796
Indianapolis, Local Public Improvement Bond Bank, Indiana Convention Center Hotel, RB
5.750%, 03/01/2043	3,050	3,323

		11,872

Iowa — 1.0%
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB
Pre-Refunded @ 100
4.000%, 12/01/2032 (A)(B)	4,200	4,551
Iowa State, Finance Authority, Northcrest Project, Ser A, RB
5.000%, 03/01/2028	800	814
Iowa State, Finance Authority, Tamid Waterloo Project, RB
8.000%, 01/01/2042 (C)	2,000	1,970
Iowa State, Tobacco Settlement Authority, Sub-Ser B-, RB
0.000%, 06/01/2065 (G)	11,490	1,779

		9,114

Kansas — 0.5%
Colby, Citizens Medical Center Project, RB
5.500%, 07/01/2026	2,000	2,008
Kansas State, Development Finance Authority, Village of Shalom Project, Ser A, RB
5.500%, 11/15/2038	1,025	903

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wichita, Presbyterian Manor Project, RB
5.000%, 05/15/2050	$600	$547
Wichita, Presbyterian Manor Project, Ser I, RB
5.000%, 05/15/2028	410	414
Wyandotte County, Kansas City Unified Government, RB
0.000%, 09/01/2034 (C)(G)	1,930	856

		4,728

Kentucky — 0.2%
Kentucky State, Economic Development Finance Authority, Baptist Life Community Project, Ser S, RB
6.250%, 11/15/2046	1,000	773
6.000%, 11/15/2036	1,700	1,441

		2,214

Louisiana — 0.2%
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Cameron Parish GOMESA Project, RB
5.650%, 11/01/2037 (C)	700	747
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Jefferson Parish GOMESA Project, RB
4.000%, 11/01/2044 (C)	400	381
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Terrebonne Parish GOMESA Project, RB
5.500%, 11/01/2039 (C)	630	662

		1,790

Maryland — 0.1%
Maryland State, Economic Development Corporation, Purple Line Light Rail Project, AMT, RB
5.250%, 06/30/2055	625	654

Massachusetts — 0.8%
Massachusetts State, Development Finance Agency, RB
5.250%, 07/01/2052	1,500	1,607
Massachusetts State, Ser D, GO
5.000%, 10/01/2051	5,000	5,462

		7,069

Michigan — 2.0%
Detroit, Ser A, GO
6.000%, 05/01/2039	1,000	1,158
5.250%, 05/01/2027	300	314

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Detroit, Ser B-1, GO
4.000%, 04/01/2044 (A)	$5,800	$4,699
Michigan State, Finance Authority, Public School Academy, Bradford Academy Project, RB
5.000%, 09/01/2050	310	261
4.800%, 09/01/2040	185	163
Michigan State, Finance Authority, Tobacco Settlement, RB
0.000%, 06/01/2045 (G)	5,000	1,313
Michigan State, Finance Authority, Tobacco Settlement, Ser B, RB
0.000%, 06/01/2046 (G)	28,500	3,941
Michigan State, Finance Authority, Tobacco Settlement, Ser B-2-CLASS, RB
0.000%, 06/01/2065 (G)	20,000	2,231
Michigan State, Finance Authority, Tobacco Settlement, Ser C, RB
0.000%, 06/01/2058 (G)	125,250	4,235

		18,315

Minnesota — 0.3%
Independence, Beacon Academy Project, Ser A, RB
4.250%, 07/01/2026	320	316
Minneapolis, Education Authority, Twin Cities International School, RB
5.000%, 12/01/2032 (C)	750	759
Minneapolis, NorthEast College Prep Project, RB
5.000%, 07/01/2055	710	585
Shakopee, Senior Housing Revenue, Benedictine Living Community Project, RB
5.850%, 11/01/2058 (A)(C)	500	500
St. Cloud, Stride Academy Project, Ser A, RB
3.750%, 04/01/2026	175	171

		2,331

Missouri — 0.8%
Lees Summit, Industrial Development Authority, John Knox Village Project, Ser A, RB
5.000%, 08/15/2051	1,050	961
Missouri State, Development Finance Board, Saint Louis Zoo Projects, Ser 2022, RB
5.250%, 05/01/2055	4,005	4,252
St. Louis, Land Clearance for Redevelopment Authority, National Geospacial Intelligence, RB
5.125%, 06/01/2046	2,200	2,217

		7,430

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Montana — 0.1%
Kalispel, Housing and Health Care Facilities, Immanuel Lutheran Project, RB
5.250%, 05/15/2052	$1,500	$1,290

Nevada — 0.5%
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB
6.950%, 02/15/2038 (C)(D)	2,703	11
5.125%, 12/15/2037 (C)	2,160	631
Reno, Sub-Ser D, RB
0.000%, 07/01/2058 (C)(G)	10,000	1,091
Reno, Sub-Ser, RB
0.000%, 07/01/2058 (C)(G)	18,500	2,806

		4,539

New Hampshire — 0.7%
New Hampshire State, National Finance Authority, Ser 1-, RB
3.787%, 09/20/2034 (C)	3,980	3,826
New Hampshire State, National Finance Authority, Ser 2023-2, RB
3.875%, 01/20/2038	1,478	1,428
New Hampshire State, National Finance Authority, University of Nevada Project, RB, BAM
4.500%, 06/01/2053	1,075	1,097

		6,351

New Jersey — 1.9%
New Jersey State, Economic Development Authority, Kapowski Road Landfill Project, SAB
5.750%, 04/01/2031	2,500	2,562
New Jersey State, Economic Development Authority, Portal North Bridge Project, RB
5.000%, 11/01/2052	4,000	4,278
New Jersey State, Economic Development Authority, Sub-Ser A, RB
3.125%, 07/01/2029	445	430
New Jersey State, Educational Facilities Authority, Higher Education Capital Improvement Fund, RB
4.625%, 09/01/2048	1,450	1,516
New Jersey State, Educational Facilities Authority, Stockton University, Ser A, RB
5.000%, 07/01/2041	2,000	2,034
New Jersey State, Tobacco Settlement Financing, Sub-Ser B, RB
5.000%, 06/01/2046	670	673

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
5.000%, 06/15/2035	$2,500	$2,885
Passaic County, Improvement Authority, Paterson Arts & Science Charter School Project, RB
5.375%, 07/01/2053	500	522
South Jersey, Transportation Authority, Ser A, RB
5.000%, 11/01/2039	2,500	2,501

		17,401

New York — 6.7%
Build NYC Resource, NYU Law School Project, RB
5.000%, 07/01/2041	1,500	1,502
Hempstead Town, Local Development, The Academy Charter School Project, RB
6.760%, 02/01/2048	1,000	1,023
4.600%, 02/01/2051	500	401
Monroe County, Industrial Development, Ann's Community Project, RB
5.000%, 01/01/2040	1,500	1,473
New York City, Industrial Development Agency, Yankee Stadium Project, RB, FGIC
3.478%, 03/01/2026 (A)	425	424
3.468%, 03/01/2025 (A)	400	400
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E-1, RB
3.000%, 02/01/2051	1,000	801
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
5.250%, 05/01/2048	2,000	2,231
New York City, Water & Sewer System, Finance Authority, Sub-Ser, RB
5.250%, 06/15/2048	1,700	1,904
New York Counties, Tobacco Trust IV, Ser E, RB
0.000%, 06/01/2055 (G)	57,000	5,181
New York Counties, Tobacco Trust V, Sub-Ser, RB
0.000%, 06/01/2055 (G)	28,000	2,493
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/2037	1,000	1,202
New York State, Liberty Development Authority, World Trade Center Project, RB
5.375%, 11/15/2040 (C)	4,000	4,003
5.000%, 11/15/2044 (C)	5,750	5,753

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Transportation Development Corporation, American Airlines Inc, JFK International Airport Project, AMT, RB
5.250%, 08/01/2031	$1,060	$1,111
New York State, Transportation Development Corporation, Delta Air Lines Inc, LaGuardia Airport Terminals C&D Redevelopment Project, AMT, RB
6.000%, 04/01/2035	2,000	2,249
5.000%, 01/01/2033	4,085	4,214
4.000%, 10/01/2030	1,000	1,003
New York State, Transportation Development Corporation, JFK International Airport New Terminal One Project, AMT, RB
5.000%, 06/30/2060	4,000	4,106
New York State, Transportation Development Corporation, JFK International Airport New Terminal One Project, AMT, RB, AGM
5.500%, 06/30/2044	2,000	2,174
New York State, Transportation Development Corporation, JFK International Airport Terminal 6 Redevelopment Project, AMT, RB, AGC
5.250%, 12/31/2054	5,100	5,493
New York State, Transportation Development Corporation, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
5.000%, 07/01/2046	3,985	3,985
New York State, Urban Development Corporation, Ser A, RB
5.000%, 03/15/2053	3,500	3,795
Suffolk Regional, Off-Track Betting, RB
6.000%, 12/01/2053	500	525
Suffolk, Tobacco Asset Securitization, Sub-Ser, RB
0.000%, 06/01/2066 (G)	21,000	2,157
Ulster County, Capital Resource, Woodland Pond at New Paltz, RB
5.250%, 09/15/2047	1,000	853
5.250%, 09/15/2053	2,500	2,058

		62,514

North Carolina — 0.1%
North Carolina State, Housing Finance Agency, 1998 Trust Agreement, Ser 54-A, RB, GNMA/FNMA/FHLMC
6.250%, 01/01/2055	900	1,013

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Dakota — 0.0%
Grand Forks County, Solid Waste Facility, Red River Biorefinery Project, AMT, RB
7.000%, 12/15/2043 (C)(D)	$1,500	$–
6.625%, 12/15/2031 (C)(D)	1,000	–

		–
Ohio — 1.9%
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2055	4,000	3,662
0.000%, 06/01/2057 (G)	54,300	5,234
Franklin County, Convention Facilities Authority, Greater Columbus Convention Center, RB
5.000%, 12/01/2044	4,000	4,014
Lake County, Port & Economic Development Authority, 1st Mortgage - Tapestry Wickliffe, RB
6.750%, 12/01/2052 (C)(D)	650	18
6.500%, 12/01/2037 (C)(D)	1,100	30
Montgomery County, Trousdale Foundation Properties Project, RB
6.250%, 04/01/2049 (C)(D)	1,526	107
6.000%, 04/01/2038 (C)(D)	1,297	90
Ohio State, Air Quality Development Authority, Vanadium Project, AMT, RB
5.000%, 07/01/2049 (C)	4,250	4,228

		17,383

Oklahoma — 0.7%
Comanche County, Hospital Authority, RB
5.000%, 07/01/2025	1,500	1,500
Oklahoma State, Development Finance Authority, Alden Group Renewable Energy, AMT, RB
8.000%, 12/01/2041 (C)	2,400	2,012
Oklahoma State, Development Finance Authority, Oklahoma City University Project, RB
4.000%, 08/01/2035	2,790	2,694
Payne County, Economic Development Authority, Epworth Living Retirement Community, RB
7.000%, 11/01/2051 (D)	2,163	5
6.875%, 11/01/2046 (D)	1,081	2
6.625%, 11/01/2036 (D)	522	1

		6,214

Other — 2.3%
Freddie Mac, Multifamily ML Certificates, Ser ML15, RB
4.142%, 01/25/2040 (A)	4,934	4,923

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Freddie Mac, Multifamily ML Certificates, Ser ML17, Cl A, RB
3.083%, 04/25/2043 (A)	$1,984	$1,715
Freddie Mac, Multifamily ML Certificates, Ser ML19, RB
4.411%, 08/25/2040 (A)	5,865	6,014
3.996%, 12/25/2036 (A)	5,225	5,205
Freddie Mac, Multifamily ML Certificates, Ser ML22, RB
4.545%, 10/25/2040 (A)	3,090	3,221

		21,078

Pennsylvania — 3.4%
Allegheny County, Airport Authority, Ser A, AMT, RB
5.000%, 01/01/2056	1,000	1,029
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, Sub-Ser, RB
5.250%, 05/01/2042 (C)	2,130	2,150
Berks County, Industrial Development Authority, The Highlands at Wyomissing Project, RB
Pre-Refunded @ 102
5.000%, 05/15/2025 (B)	300	308
Berks County, Municipal Authority, Tower Health Project, RB
8.000%, 06/30/2034	577	599
7.000%, 06/30/2039	2,878	2,681
Berks County, Municipal Authority, Tower Health Project, Ser A-2A, RB
6.000%, 06/30/2034	289	313
Blythe, Solid Waste Authority, AMT, RB
Pre-Refunded @ 100
7.750%, 12/01/2027 (B)	3,450	3,812
Chester County, Industrial Development Authority, Woodlands at Graystone Project, SAB
4.375%, 03/01/2028 (C)	253	253
Franklin County, Industrial Development Authority, Menno-Haven Project, RB
5.000%, 12/01/2025	495	497
Lancaster County, Hospital Authority, Penn State Health, RB
5.000%, 11/01/2046	2,500	2,615
5.000%, 11/01/2051	3,000	3,107
Pennsylvania State, Economic Development Financing Authority, Consol Energy Inc Project, AMT, RB
9.000%, 04/01/2051 (A)(C)	2,040	2,328
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.250%, 06/30/2053	5,000	5,210

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Economic Development Financing Authority, PPL Energy Supply Project, RB
5.250%, 12/01/2037 (A)	$1,000	$1,019
Pennsylvania State, Economic Development Financing Authority, Presbyterian Senior Living Project, RB
5.250%, 07/01/2049	1,250	1,328
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
5.500%, 12/01/2058 (C)	2,000	1,951
Southcentral Pennsylvania, General Authority, York Academy Regional Christian School Program, RB
6.500%, 07/15/2048 (C)	2,800	2,907

		32,107

Puerto Rico — 6.5%
Puerto Rico, Electric Power Authority, Ser AAA-PSA, RB
5.250%, 07/01/2030 (D)	200	91
5.250%, 07/01/2031 (D)	5,895	2,697
Puerto Rico, Electric Power Authority, Ser A-PSA, RB
6.750%, 07/01/2036 (D)	2,605	1,192
Puerto Rico, Electric Power Authority, Ser UU, RB, AGM
3.772%, 07/01/2029 (A)(D)	9,040	8,826
Puerto Rico, Electric Power Authority, Ser VV-PSA, RB
5.500%, 07/01/2020	1,380	631
Puerto Rico, Electric Power Authority, Ser XX-PSA, RB
5.250%, 07/01/2040 (D)	1,070	490
Puerto Rico, Electric Power Authority, Ser ZZ-PSA, RB
5.250%, 07/01/2019 (D)	1,265	579
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	9,729	9,485
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
5.000%, 07/01/2058	3,503	3,517
0.000%, 07/01/2046 (G)	15,600	5,257
0.000%, 07/01/2051 (G)	37,000	9,140
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
4.329%, 07/01/2040	2,000	1,997
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2A, RB
4.550%, 07/01/2040	2,000	2,006
Puerto Rico, Sub-Ser CW, Notes
0.000%, 11/01/2043 (A)(E)	3,813	2,354

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Puerto Rico, Sub-Ser Senior, Notes
0.000%, 11/01/2051 (A)(E)	$18,924	$12,064

		60,326

Rhode Island — 0.9%
Rhode Island State, Tobacco Settlement Financing Authority, Ser A, RB
0.000%, 06/01/2052 (G)	6,890	1,137
Rhode Island State, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2050	7,000	7,014

		8,151

South Carolina — 0.2%
Patriots Energy Group, Financing Agency, RB
5.250%, 02/01/2054 (A)	1,800	1,962
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, AMT, RB
6.250%, 02/01/2045 (C)(D)	1,000	100
5.250%, 02/01/2027 (C)(D)	1,000	100
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, RB
8.000%, 12/06/2029 (D)	155	124

		2,286

Tennessee — 1.0%
Bristol, Industrial Development Board, Pinnacle Project, TA
5.625%, 06/01/2035	2,000	1,903
Chattanooga, Health Educational & Housing Facility Board, Erlanger Health, RB
5.250%, 12/01/2049	1,000	1,094
Cleveland, Health & Educational Facilities Board, Multifamily Housing, Horizon Square Apartments Project, RB, FNMA/FHA
4.200%, 05/01/2040	1,000	987
Memphis-Shelby County, Industrial Development Board, Graceland Project, TA
5.500%, 07/01/2037 (D)	700	532
Nashville, Metropolitan Development & Housing Agency, TA
4.500%, 06/01/2028 (C)	445	450
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	4,000	4,074

		9,040

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas — 6.2%
Angelina & Neches, River Authority, Jefferson Enterprise Energy, AMT, RB
12.000%, 12/01/2045 (C)	$3,000	$1,648
7.500%, 12/01/2045 (C)	1,720	686
Austin Affordable PFC, Inc., Multifamily Housing, Heritage Pointe Seniors Apartments, RB, FNMA
4.350%, 05/01/2043	2,750	2,788
Baytown, Municipal Development District, Baytown Convention Center Hotel, RB
5.000%, 10/01/2050 (C)	500	407
Brazoria County, Industrial Development, Aleon Renewable Metals Project, AMT, RB
12.000%, 06/01/2043 (C)	3,500	3,510
10.000%, 06/01/2042 (A)(C)	1,500	1,350
Brazoria County, Industrial Development, Gladieux Metals Recycling Project, AMT, RB
9.000%, 03/01/2039 (C)(D)	8,910	7,574
7.000%, 03/01/2039 (D)	480	408
Calhoun County, Navigation Industrial Development Authority, AMT, RB
3.625%, 07/01/2026 (C)	2,000	1,854
Clifton, Higher Education Finance, International Leadership Project, Ser D, RB
6.125%, 08/15/2048	1,250	1,266
6.000%, 08/15/2038	1,500	1,523
Dallas City, Housing Finance, West Virginia Apartments, RB, FNMA
4.350%, 10/01/2041	1,000	1,026
Houston, Airport System Revenue, United Airlines Inc Terminal Improvement Projects, Ser B-UNITED, AMT, RB
5.500%, 07/15/2035	4,000	4,350
New Hope, Cultural Education Facilities, Cardinal Bay Village Project, RB
5.500%, 07/01/2046 (D)	1,500	367
5.000%, 07/01/2031 (D)	250	61
5.000%, 07/01/2046 (D)	2,000	1,364
New Hope, Cultural Education Facilities, Edgemere Project, RB
5.000%, 01/01/2047	1,500	1,499
New Hope, Cultural Education Facilities, Longhorn Village Project, RB
5.000%, 01/01/2042	500	502
New Hope, Cultural Education Facilities, Quality Senior Housing Foundation, Ser A1, RB
5.000%, 12/01/2054	500	482
Port Isabel, GO
5.100%, 02/15/2049 (C)	1,000	1,010

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Port of Beaumont, Navigation District, Jefferson Gulf Coast Energy Project, AMT, RB
4.000%, 01/01/2050 (C)	$1,500	$1,303
Texas State, Municipal Gas Acquisition & Supply I, Sub-Ser C, RB
4.940%, 12/15/2026 (A)	3,000	3,000
Texas State, Private Activity Bond, Surface Transportation, AMT, RB
5.000%, 06/30/2058	1,250	1,279
Texas State, Water Development Board, Ser A, RB
5.000%, 10/15/2058	3,600	3,906
4.875%, 10/15/2048	10,500	11,304
4.375%, 10/15/2059	3,200	3,245

		57,712

Utah — 0.5%
Mida Mountain Village, Public Infrastructure District, Mountain Village Assesment, SAB
4.000%, 08/01/2050 (C)	2,000	1,781
UIPA Crossroads, Public Infrastructure District, TA
4.375%, 06/01/2052 (C)	1,000	981
Utah State, Charter School Finance Authority, Early Light Academy Project, RB
4.500%, 07/15/2027 (C)	400	399
Utah State, Charter School Finance Authority, St George Campus Project, Ser A, RB
5.000%, 06/15/2052 (C)	1,300	1,169

		4,330

Virginia — 1.6%
Farms of New Kent, Community Development Authority, Ser A, SAB
3.750%, 03/01/2036 (C)	3,400	3,308
Hanover County, Economic Development Authority, Covenant Woods Project, RB
5.000%, 07/01/2038	375	381
Henrico County, Economic Development Authority, Pinnacle Living Obligation Group, Ser A, RB
5.000%, 06/01/2044	1,000	1,014
Lewistown, Commerce Center, Community Development Authority, Ser B, TA
6.050%, 03/01/2044	23	20
Lewistown, Commerce Center, Community Development Authority, Ser C, TA
6.050%, 03/01/2054	118	53

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Lewistown, Commerce Center, Community Development Authority, TA
6.050%, 03/01/2044 (D)	$35	$27
Virginia State, Small Business Financing Authority, Bon Secours Mercy Health, RB
4.000%, 12/01/2049	2,000	1,964
Virginia State, Small Business Financing Authority, Rixey Student Housing Project, Ser A, RB
5.500%, 07/01/2044 (C)	6,565	5,830
Virginia State, Small Business Financing Authority, Transform 66 P3 Project, AMT, RB
5.000%, 12/31/2049	2,500	2,526

		15,123

Washington — 1.0%
Skagit County, Public Hospital District No. 1, Skagit Regional Health, RB
5.000%, 12/01/2028	1,000	1,023
Washington State, Housing Finance Commission, Emerald Heights Project, Ser A, RB
5.000%, 07/01/2048	1,050	1,095
Washington State, Housing Finance Commission, Judson Park Project, RB
5.000%, 07/01/2033 (C)	225	227
4.000%, 07/01/2028 (C)	400	390
Washington State, Housing Finance Commission, Lansdale Pointe Apartments Project, RB, FNMA
4.400%, 03/01/2043	2,000	2,018
Washington State, Housing Finance Commission, Social Certificates, RB
3.375%, 04/20/2037	3,073	2,812
Washington State, Housing Finance Commission, Social Certificates, Ser 2, RB
4.221%, 03/20/2040 (A)	1,998	1,956

		9,521

West Virginia — 1.0%
West Virginia State, Hospital Finance Authority, Refunding & Improvement, Vandalia Health Group, Ser B, RB
6.000%, 09/01/2053	2,100	2,377
West Virginia State, Tobacco Settlement, Finance Authority, Ser B, RB
0.000%, 06/01/2047 (G)	73,250	7,090

		9,467

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin — 3.1%
Wisconsin State, Center District, Junior Dedicated Tax Revenue, Ser D, RB, AGM
0.000%, 12/15/2045 (G)	$5,000	$2,014
Wisconsin State, Center District, Senior Dedicated Tax Revenue, Ser C, RB, AGM
0.000%, 12/15/2045 (G)	8,110	3,199
Wisconsin State, Health & Educational Facilities Authority, Camillus Health System, RB
5.000%, 11/01/2046	1,000	947
Wisconsin State, Health & Educational Facilities Authority, Three Pillars Senior Living Communities, RB
5.750%, 08/15/2054	1,000	1,083
Wisconsin State, Health & Educational Facilities Authority, Wisconsin Illinois Senior Housing, RB
5.250%, 08/01/2048	1,500	1,266
5.000%, 08/01/2028	795	789
Wisconsin State, Public Finance Authority, Barton College Project, Ser A, RB
5.000%, 03/01/2038	2,500	2,424
5.000%, 03/01/2048	1,500	1,363
Wisconsin State, Public Finance Authority, Delray Beach Radiation Therapy Project, Ser A-DELRAY, RB
7.000%, 11/01/2046 (C)(D)	3,500	1,925
Wisconsin State, Public Finance Authority, Estancia Valley Classical, RB
4.250%, 07/01/2051 (C)	1,000	738
Wisconsin State, Public Finance Authority, Irving Convention Center Hotel Project, RB
7.000%, 01/01/2050 (C)	3,250	3,492
Wisconsin State, Public Finance Authority, Lake Erie College, RB
5.875%, 10/01/2054 (C)	2,770	1,819
Wisconsin State, Public Finance Authority, Lariat Project, RB
0.000%, 09/01/2029 (C)(G)	1,000	717
Wisconsin State, Public Finance Authority, Marys Woods at Marylhurst Project, RB
5.250%, 05/15/2052 (C)	1,750	1,749
Wisconsin State, Public Finance Authority, Northwest Nazarene University Project, RB
4.250%, 10/01/2049	1,000	899
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB
6.375%, 01/01/2048 (C)	5,070	2,281

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Retirement Facilities First Mortgage, RB
5.250%, 03/01/2055 (C)	$2,500	$2,382

		29,087

Total Municipal Bonds
(Cost $701,885) ($ Thousands)		681,197

CORPORATE OBLIGATIONS — 20.5%
Financials — 19.6%
American Express
3.550%, H15T5Y + 2.854%(A)(H)	6,000	5,729
Australia & New Zealand Banking Group
6.750%, USISDA05 + 5.168%(A)(C)(H)	6,900	7,003
Banco Bilbao Vizcaya Argentaria
9.375%, H15T5Y + 5.099%(A)(H)	1,200	1,306
Banco Santander
9.625%, H15T5Y + 5.306%(A)(H)	3,000	3,281
Bank of America
6.125%, H15T5Y + 3.231%(A)(H)	3,800	3,884
4.375%, H15T5Y + 2.760%(A)(H)	3,000	2,896
Bank of Montreal
7.700%, H15T5Y + 3.452%, 05/26/2084 (A)	2,000	2,081
Bank of New York Mellon
3.750%, H15T5Y + 2.630%(A)(H)	4,300	4,115
3.700%, H15T5Y + 3.352%(A)(H)	3,500	3,414
Bank of Nova Scotia
8.625%, H15T5Y + 4.389%, 10/27/2082 (A)	3,200	3,411
Barclays PLC
9.625%, USISSO05 + 5.775%(A)(H)	800	882
4.375%, H15T5Y + 3.410%(A)(H)	3,000	2,685
Benloch Ranch, Improvement Association No. 2
10.000%, 12/01/2051 (C)(I)	5,900	5,898
BNP Paribas
9.250%, H15T5Y + 4.969%(A)(C)(H)	2,400	2,580
8.500%, H15T5Y + 4.354%(A)(C)(H)	1,400	1,459
4.625%, H15T5Y + 3.196%(A)(C)(H)	4,600	4,318
BP Capital Markets PLC
6.125%, H15T5Y + 1.674%(A)(H)	2,700	2,693
4.375%, H15T5Y + 4.036%(A)(H)	125	123
Capital One Financial
3.950%, H15T5Y + 3.157%(A)(H)	5,300	5,063
Charles Schwab
4.000%, H15T5Y + 3.168%(A)(H)	6,000	5,797
Citigroup
4.000%, H15T5Y + 3.597%(A)(H)	3,000	2,929
3.875%, H15T5Y + 3.417%(A)(H)	4,400	4,253
Citizens Financial Group
5.650%, H15T5Y + 5.313%(A)(H)	2,200	2,186

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.000%, H15T5Y + 3.215%(A)(H)	$2,500	$2,375
CoBank ACB
6.250%, US0003M + 4.660%(A)(H)	500	499
Corebridge Financial
6.875%, H15T5Y + 3.846%, 12/15/2052 (A)	2,000	2,047
Credit Agricole
8.125%, USSW5 + 6.185%(A)(C)(H)	2,000	2,043
Credit Agricole MTN
4.750%, H15T5Y + 3.237%(A)(C)(H)	3,000	2,697
Discover Financial Services
6.125%, H15T5Y + 5.783%(A)(H)	500	500
Fifth Third Bancorp
4.500%, H15T5Y + 4.215%(A)(H)	500	493
Goldman Sachs Group
7.500%, H15T5Y + 2.809%(A)(H)	3,300	3,453
4.125%, H15T5Y + 2.949%(A)(H)	2,500	2,402
HSBC Holdings PLC
6.000%, USISDA05 + 3.746%(A)(H)	1,500	1,476
Huntington Bancshares
5.625%, H15T10Y + 4.945%(A)(H)	600	594
4.450%, H15T7Y + 4.045%(A)(H)	6,000	5,752
ING Groep
5.750%, H15T5Y + 4.342%(A)(H)	4,600	4,552
JPMorgan Chase
6.875%, H15T5Y + 2.737%(A)(H)	500	528
3.650%, H15T5Y + 2.850%(A)(H)	2,800	2,722
KeyCorp
5.000%, TSFR3M + 3.868%(A)(H)	3,000	2,912
Lloyds Banking Group PLC
8.000%, H15T5Y + 3.913%(A)(H)	4,800	5,009
M&T Bank
7.014%, H15T5Y + 3.174%(A)(H)	3,300	3,295
5.125%, TSFR3M + 3.782%(A)(H)	500	495
3.500%, H15T5Y + 2.679%(A)(H)	2,000	1,864
MetLife
3.850%, H15T5Y + 3.576%(A)(H)	3,800	3,733
NatWest Group PLC
8.125%, H15T5Y + 3.752%(A)(H)	2,000	2,125
Northern Trust
4.600%, TSFR3M + 3.464%(A)(H)	500	493
PNC Financial Services Group
6.250%, H15T7Y + 2.808%(A)(H)	2,100	2,124
6.000%, H15T5Y + 3.000%(A)(H)	3,400	3,414
Prudential Financial
6.500%, H15T5Y + 2.404%, 03/15/2054 (A)	2,000	2,066
Royal Bank of Scotland Group PLC
8.000%, USSW5 + 5.720%(A)(H)	200	203
Societe Generale
10.000%, H15T5Y + 5.448%(A)(H)	200	214
8.000%, USISDA05 + 5.873%(A)(C)(H)	1,800	1,819

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Standard Chartered PLC
7.014%, US0003M + 1.460%(A)(C)(H)	$4,000	$4,163
State Street
6.700%, H15T5Y + 2.628%(A)(H)	1,200	1,229
Toll Road Investors Partnership II
0.000%, 02/15/2043 (C)(G)	20,002	5,881
Toronto-Dominion Bank
8.125%, H15T5Y + 4.075%, 10/31/2082 (A)	4,000	4,203
Truist Financial
6.669%, H15T5Y + 3.003%(A)(H)	7,400	7,370
UBS Group
9.250%, H15T5Y + 4.745%(A)(C)(H)	2,000	2,180
9.250%, H15T5Y + 4.758%(A)(C)(H)	1,000	1,149
4.375%, H15T5Y + 3.313%(A)(C)(H)	6,000	5,110
US Bancorp
5.300%, TSFR3M + 3.176%(A)(H)	1,000	991
3.700%, H15T5Y + 2.541%(A)(H)	6,200	5,883
Voya Financial
7.758%, H15T5Y + 3.358%(A)(H)	1,700	1,811
Wells Fargo
3.900%, H15T5Y + 3.453%(A)(H)	2,500	2,432

		182,287

Health Care — 0.4%
CommonSpirit Health
4.187%, 10/01/2049	3,300	2,742
Toledo Hospital
4.982%, 11/15/2045	1,500	1,136

		3,878

Utilities — 0.5%
Dominion Energy
4.650%, H15T5Y + 2.993%(A)(H)	4,000	3,998
4.350%, H15T5Y + 3.195%(A)(H)	1,100	1,067

		5,065

Total Corporate Obligations
(Cost $192,506) ($ Thousands)		191,230

	Shares
PREFERRED STOCK — 2.9%
Allstate, 4.750%	21,234	450
Arch Capital Group, 5.450%	10,784	248
AT&T, 4.750%	121,800	2,457
Bank of America, 5.426% (A)	20,730	478
Capital One Financial, 5.000%	70,400	1,478
Dairy Farmers of America, 7.875%	15,000	1,470
Entergy Texas, 5.375%	39,700	986
Equitable Holdings, 5.250%	50,050	1,058
Fifth Third Bancorp, 9.296% (A)	49,704	1,287
Goldman Sachs Group, 5.453% (A)	4,166	99
KeyCorp, 6.125% (A)	4,000	103

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
M&T Bank, 5.625% (A)	12,841	$329
MetLife, 4.750%	194,805	4,124
Morgan Stanley, 5.618% (A)	135,232	3,249
NSTAR Electric, 4.780%	10,708	894
Regions Financial, 4.450%	62,268	1,317
RenaissanceRe Holdings, 4.200%	37,558	691
Stifel Financial, 4.500%	39,813	806
US Bancorp, 5.500%	29,095	1,144
Voya Financial, 5.350% (A)	94,605	2,393
Webster Financial, 5.250%	76,527	1,736

Total Preferred Stock
(Cost $27,882) ($ Thousands)		26,797
	Face Amount (Thousands)
U.S. TREASURY OBLIGATION — 1.9%
United States Treasury Bill
4.444%, 02/13/2025 (J)	$18,100	17,939

Total U.S. Treasury Obligation
(Cost $17,937) ($ Thousands)		17,939

MORTGAGE-BACKED SECURITIES — 0.9%
Real Estate — 0.9%
FHLMC
5.210%, 08/01/2040	3,575	3,936
3.850%, 07/01/2039	4,163	3,989

		7,925
Total Mortgage-Backed Securities
(Cost $7,334) ($ Thousands)		7,925

	Shares
CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.580%**†	637,462	637
Total Cash Equivalent
(Cost $637) ($ Thousands)		637
Total Investments in Securities — 99.5%
(Cost $948,181) ($ Thousands)		$925,725

Percentages are based on Net Assets of $930,643 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2024.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Tax-Advantaged Income Fund (Concluded)

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2024, the value of these securities amounted to $222,490 ($ Thousands), representing 23.9% of the Net Assets of the Fund.

(D)	Security is in default on interest payment.
(E)	No interest rate available.

(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(G)	Zero coupon security.
(H)	Perpetual security with no stated maturity date.
(I)	Level 3 security in accordance with fair value hierarchy.
(J)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the transactions with affiliates for the period ended November 30, 2024 ($ Thousands):

Security Description	Value 8/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$588	$36,965	$(36,916)	$—	$—	$637	$79	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

November 30, 2024 (Unaudited)

Portfolio Abbreviations
AGC— Assured Guaranty Corporation
AGM— Assured Guaranty Municipal
AMBAC — American Municipal Bond Assurance Co.
AMT — Alternative Minimum Tax
BAM — Build America Mutual Assurance Corp.
BAN — Bond Anticipation Note
Cl — Class
COP — Certificate of Participation
FHA— Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FGIC — Financial Guaranty Insurance Company
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T7Y — US Treasury Yield Curve Rate T Note Constant Maturity 7 Year
MTN — Medium Term Note
NATL — National Public Finance Guarantee Corp
PLC — Public Limited Company
PSF-GTD — Permanent School Board Loan Fund
Q-SBLF — Qualified State Bond Loan Fund
RB — Revenue Bond
SAB — Special Assessment Bond
Ser— Series
TA — Tax Allocation
TRAN — Tax Revenue Anticipation Note
TSFR3M – Term Secured Overnight Financing Rate 3 Month
USD – U.S. Dollar

SEI Tax Exempt Trust